Semi-Annual Report as of
February 28, 1997


SEI TAX EXEMPT
TRUST



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Tax Free Portfolio
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California Tax Exempt Portfolio
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Institutional Tax Free Portfolio
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Pennsylvania Tax Free Portfolio
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Intermediate-Term Municipal Portfolio
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Pennsylvania Municipal Portfolio
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Kansas Tax Free Income Portfolio
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[SEI INVESTMENTS LOGO]

TABLE OF CONTENTS
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STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................    46
STATEMENT OF CHANGES IN NET ASSETS...................................    48
FINANCIAL HIGHLIGHTS.................................................    50
NOTES TO FINANCIAL STATEMENTS........................................    53

STATEMENT OF NET ASSETS
================================================================================

SEI Tax Exempt Trust -- February 28, 1997 (unaudited)



TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 102.5%
ALABAMA -- 0.5%
   Tuscaloosa Industrial Development
     Board, Industrial Development
     Revenue, Field Container
     Corporation, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97               $  1,950       $ 1,950
                                                   -------
ARIZONA -- 1.7%
   Chandler Industrial Development
     Authority, Parsons Municipal
     Series Project, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  3,900         3,900
   Tuscon Industrial Development
     Authority, Tuscon City Center
     Parking Garage, VRDN,
     RB (A) (B) (C)
     3.375%, 03/07/97                  2,925         2,925
                                                   -------
                                                     6,825
                                                   -------
ARKANSAS -- 1.0%
   Little Rock Southwest Hospital,
     Ser 88, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,985         3,985
                                                   -------
CALIFORNIA -- 3.3%
   California Health Facilities Finance
     Authority, Memorial Health
     Services, VRDN, RB (A) (B)
     3.200%, 03/07/97                  4,800         4,800
   California School Cash Reserve
     Program Authority, Pool,
     Ser A, RAN
     4.750%, 07/02/97                  5,000         5,015
   California State, Ser 96-97, RAN
     4.500%, 06/30/97                  2,500         2,504
   California Statewide Health
     Services, VRDN, RB (A) (B)
     3.200%, 03/07/97                  1,200         1,200
                                                   -------
                                                    13,519
                                                   -------
COLORADO -- 3.5%
   Colorado Housing Finance
     Authority, Multi-Family
     Housing, Cambray Park,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,900         2,900
   Colorado Housing Finance
     Authority, Multi-Family
     Housing, Grants Plaza Project
     91-A, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  1,500         1,500
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Colorado Housing Finance
     Authority, Multi-Family
     Housing, Woodstream Project,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97               $  2,500      $  2,500
   Denver City & County, Multi-
     Family Housing, Ogden
     Residence Project, Ser 85-B,
     VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                  2,890         2,890
   Fraser Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  1,600         1,600
   Jefferson County Industrial
     Development Revenue,
     Southwest Medpro Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                    550           550
   Larimer County School
     District, TAN
     4.000%, 06/30/97                  1,200         1,200
   Regents of University of Colorado,
     Refunding Telcom and Cogen
     Projects, COP
     4.500%, 12/01/97                  1,260         1,265
                                                   -------
                                                    14,405
                                                   -------
DISTRICT OF COLUMBIA -- 1.7%
   District of Columbia, Washington,
     Ser B-1, VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                  2,400         2,400
   District of Columbia, Washington,
     Ser B-3, VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                  4,500         4,500
                                                   -------
                                                     6,900
                                                   -------
FLORIDA -- 2.8%
   Boca Raton Industrial Development
     Authority, Parking Garage,
     Ser 84-A, VRDN, RB (A) (B) (C)
     3.625%, 03/07/97                  3,125         3,125
   Dade County, Aviation Revenue
     Refunding, Ser X, RB
     4.600%, 10/01/97                    450           452
   Florida Housing Finance Agency,
     VRDN, RB (A) (B) (C)
     3.750%, 03/07/97                  2,300         2,300
   Halifax Hospital Medical Center,
     Ser 96, TAN (C)
     3.800%, 04/15/97                  3,000         3,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   1

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Highlands County, Health Facilities
     Authority Revenue, Adventist/
     Sunbelt Ser A, RB (A) (B) (C)
     3.300%, 03/07/97               $  1,500       $ 1,500
   Pasco County Housing Facility
     Authority, Multi-Family Housing,
     Carlton Arms/Magnolia Valley,
     VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  1,000         1,000
                                                   -------
                                                    11,377
                                                   -------
GEORGIA -- 4.1%
   Clayton County, Multi-Family
     Housing Revenue, Rivers
     Edge Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  5,545         5,545
   DeKalb County, Development
     Authority Revenue, Dart
     Container Project, VRDN,
     RB (A) (B) (C)
     3.700%, 03/07/97                  1,000         1,000
   DeKalb County, Multi-Family
     Housing, Wood Terrace
     Apartments Project,
     VRDN, RB (A) (B)
     3.350%, 03/07/97                    700           700
   Fulton County Development
     Authority, Robert W. Woodruff
     Arts Center, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,500         3,500
   Gordon Industrial Development
     Authority, Federal Paper Board
     Company Project, Ser 92,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,000         2,000
   Newton, Industrial Development
     Revenue, H.B. Fuller Project,
     Ser 84, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,100         3,100
   Richmond County Industrial
     Development Authority, Federal
     Paper Board Company Project,
     Ser 92, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  1,000         1,000
                                                   -------
                                                    16,845
                                                   -------
ILLINOIS -- 7.6%
   Chicago, O'Hare International
     Airport, American Airlines,
     Ser D, RB (A) (B) (C)
     3.450%, 03/01/97                  1,000         1,000
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chicago, Tender Notes, Ser C,
     GO (A) (B) (C)
     3.600%, 08/01/97               $  1,000      $  1,000
   East Peoria, Multi-Family Housing
     Revenue, Radnor East Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  1,720         1,720
   Illinois Development Financing
     Authority, Dart Container
     Project, VRDN, RB (A) (B) (C)
     3.424%, 03/07/97                  1,300         1,300
   Illinois Development Financing
     Authority, Diamond Star Motors
     Project, VRDN, RB (A) (B) (C)
     3.550%, 03/01/97                  1,900         1,900
   Illinois Development Financing
     Authority, Pollution Control
     Refunding, Uno-Ven Project,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  1,800         1,800
   Illinois Development Financing
     Authority, Presbyterian Home
     Lake, VRDN, RB  (A) (B) (C)
     3.400%, 03/07/97                  2,000         2,000
   Illinois Educational Facilities
     Authority Revenue, Illinois
     College of Optometry Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  3,000         3,000
   Illinois Health Facilities Authority
     Revenue, Advocate Healthcare
     Network Ser B, VRDN, RB (A) (B)
     3.450%, 03/07/97                  6,000         6,000
   Kane County School District #131,
     Aurora East Side, TAW
     4.250%, 09/29/97                  2,250         2,256
   Peoria Economic Development,
     North Point Shopping Center
     Project, VRDN, RB (A) (B) (C)
     3.700%, 06/01/97                  2,335         2,335
   Skokie Industrial Development
     Authority, Fashion Square Project,
     VRDN, RB (A) (B) (C)
     3.625%, 03/07/97                  2,800         2,800
   Springfield Community
     Improvement Revenue, Kent
     Family Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                    850           850

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   2

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--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   St. Clair County Industrial
     Building Authority, Winchester
     Apartments Project, Ser 94,
     VRDN, RB (A) (B)
     3.800%, 03/07/97               $  3,000       $ 3,000
                                                   -------
                                                    30,961
                                                   -------
INDIANA -- 6.8%
   Fort Wayne, Economic
     Development Authority,
     Georgetown PL Venture,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,100         2,100
   Gary Environmental Improvement,
     US Steel, VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  9,800         9,800
   Indiana Development Finance
     Authority, Industrial
     Development Revenue,
     Goodwill Industries Center
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,400         1,400
   Indiana Health Facilities Finance
     Authority, Lutherwood Project,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  1,000         1,000
   Residential Apartments, 1 Portfolio
     Cert. Trust, Ser 1996A (A) (B) (C)
     3.500%, 03/07/97                  3,850         3,850
   Merrillville Community
     School, TAW
     4.000%, 06/30/97                  3,500         3,503
     4.000%, 12/31/97                  3,500         3,504
   Muncie, TAW
     4.000%, 12/31/97                  1,100         1,102
   Plymouth Community School, TAW
     4.000%, 12/30/97                    653           655
   Portage, Economic Development
     Revenue, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                    740           740
                                                   -------
                                                    27,654
                                                   -------
IOWA -- 0.4%
   Des Moines Private College Revenue,
     Drake University Project, Ser B (D)
     6.800%, 12/01/97                  1,655         1,723
                                                   -------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
KANSAS -- 0.2%
   Salina, Central Mall Dillard,
     Ser 84, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                $   495        $  495
   Shawnee County, Ser 96-1, BAN
     4.800%, 03/01/97                    280           280
                                                    ------
                                                       775
                                                    ------
KENTUCKY -- 0.3%
   Local Correctional Facilities
     Construction Authority
     Revenue, RB (D)
     7.400%, 11/01/97                  1,000         1,044
                                                    ------
LOUISIANA -- 0.4%
   Ascension Parish, Pollution
     Control Revenue, BASF
     Wyandotte Corporation,
     VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                  1,600         1,600
                                                    ------
MAINE -- 1.6%
   Baileyville Pollution Control
     Revenue, Georgia Pacific,
     Ser 88, VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  4,600         4,600
   Maine State, TAN, GO
     4.500%, 06/27/97                  2,000         2,004
                                                    ------
                                                     6,604
                                                    ------
MARYLAND -- 3.1%
   Howard County Multi-Family
     Housing, Sherwood Crossing
     Limited, Ser A, VRDN, RB (A) (B)
     3.750%, 06/01/97                  1,500         1,500
   Maryland Health & Higher
     Education Facilities Authority,
     Kennedy Krieger, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                    400           400
   Maryland Industrial Development
     Finance Authority, Liberty
     Medical Center Project, RB (A)
     3.300%, 03/07/97                  5,200         5,200
   Montgomery County, Multi-Family
     Housing Opportunities,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  5,000         5,000
   Prince Georges County Housing
     Authority, VRDN, RB (A) (B) (C)
     3.425%, 03/07/97                    625           625
                                                    ------
                                                    12,725
                                                    ------
   3

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 0.2%
   Michigan Job Development
     Authority, Gordon Food
     Service Project, RB (A) (B)(C)
     3.300%, 03/07/97                 $  210        $  210
   Sterling Heights Economic
     Development, Sterling Shopping
     Center, VRDN, RB (A) (B) (C)
     3.250%, 03/07/97                    475           475
                                                    ------
                                                       685
                                                    ------
MINNESOTA -- 1.3%
   Golden Valley Industrial
     Development Revenue,
     Graco Project, VRDN,
     RB (A) (B) (C)
     3.500%, 03/07/97                  1,120         1,120
   Minneapolis, VRDN,
     GO (A) (B) (C)
     3.320%, 03/07/97                  3,400         3,400
   Minnesota School Districts,
     Tax & Aid Anticipation
     Borrowing Program, Ser 96-B, COP
     4.500%, 09/09/97                    900           903
                                                    ------
                                                     5,423
                                                    ------
MISSOURI -- 1.2%
   Joplin Industrial Development
     Authority, Leggett and Platt
     Project 1, Ser 92-A, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,865         1,865
   Kansas City Industrial
     Development Authority,
     Baptist Health System, Ser A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,075         3,075
                                                    ------
                                                     4,940
                                                    ------
NEVADA -- 1.0%
   Henderson Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde I & II-B Apartment
     Project, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  4,185         4,185
                                                    ------
NEW HAMPSHIRE -- 0.3%
   New Hampshire Higher Education
     & Health Facility Authority,
     Dartmouth College, RB (A) (B)
     3.800%, 06/01/97                  1,080         1,080
                                                    ------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 0.9%
   New Jersey Economic
     Development Authority,
     Cincinnati Gear Company,
     RB (A) (B) (C)
     4.100%, 04/01/97                 $  975        $  975
   New Jersey State, GO (D)
     7.200%, 04/15/97                  2,585         2,622
                                                    ------
                                                     3,597
                                                    ------
NEW MEXICO -- 1.5%
   Albuquerque Industrial
     Development Revenue,
     Plastech Project, Ser 94-B,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,155         2,155
   Farmington, Pollution Control
     Revenue, Public Service -
     San Juan, Ser C, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  4,000         4,000
                                                    ------
                                                     6,155
                                                    ------
NEW YORK -- 2.7%
   Nassau County, Ser A, RAN
     4.000%, 03/05/97                  2,500         2,500
   North Hempstead, BAN
     4.250%, 05/29/97                  2,000         2,002
     4.000%, 01/29/98                  3,000         3,001
     4.125%, 02/26/98                  1,325         1,329
   Ontario County Industrial
     Development Authority, Seneca
     Foods, RB (A) (B) (C)
     3.650%, 03/07/97                  2,185         2,185
                                                    ------
                                                    11,017
                                                    ------
NORTH CAROLINA -- 2.5%
   Medical Care Retirement
     Community Revenue, Adult
     Communities Total Services,
     RB (A) (B) (C)
     3.350%, 03/07/97                 10,000        10,000
                                                    ------
NORTH DAKOTA -- 0.5%
   Fargo Commercial Development
     Revenue, Cass Oil Project,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,200         2,200
                                                    ------
OHIO -- 1.8%
   Cincinnati & Hamilton County
     Port Authority, CEI Realty Project,
     VRDN, GO (A) (B) (C)
     3.600%, 03/01/97                    100           100

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   4

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Highland County, Industrial
     Development Revenue,
     Lancaster Colony Corporation,
     VRDN, RB (A) (B) (C)
     3.750%, 03/01/97                 $  900        $  900
   Lima Hospital Revenue, Refunding
     and Improvement, Lima Memorial
     Hospital, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,000         2,000
   Montgomery County Economic
     Development Revenue, Wayne
     Town Center, VRDN,
      RB (A) (B) (C)
     3.850%, 04/01/97                  1,025         1,025
   Summit County Industrial
     Development Authority,
     Arlington Plaza Project,
     VRDN, RB (A) (B) (C)
     3.700%, 03/01/97                  2,235         2,235
   Toledo Industrial Development
     Revenue, Countymark Cooperative
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                    900           900
                                                    ------
                                                     7,160
                                                    ------
OKLAHOMA -- 3.6%
   Bartlesville Development Authority,
     Heritage Villa Nursing Center,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  3,000         3,000
   Oklahoma City Industrial
     Development Authority, Baptist
     General Convention Refunding,
      Ser 89, RB (A) (B) (C)
     3.750%, 03/01/97                  2,500         2,500
   Tulsa County Industrial
     Development Authority,
     Healthcare Revenue, VRDN,
     RB (A) (B)
     3.650%, 06/15/97                  3,500         3,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, VRDN, RB (A) (B) (C)
     3.700%, 05/15/97                  2,310         2,310
   Water Reserve Board, State Loan
     Program Revenue, RB (A) (B)
     3.700%, 03/03/97                  3,500         3,500
                                                    ------
                                                    14,810
                                                    ------
OREGON -- 0.6%
   Port of Portland, Public Grain
     Elevator, Columbia Grain Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  2,565         2,565
                                                    ------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 22.2%
   Allegheny County Hospital
     Development Authority, Ser 88-D,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                 $  600        $  600
   Berks County Industrial
     Development Authority, Rilsaw
     Industrial Project, Elf Aquitaine,
     VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  1,400         1,400
   Bucks County Industrial
     Development Authority,
     Edgcomb Metals Project,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  1,000         1,000
   Clarion County Industrial
     Development Authority,
     Specialized Development
     Meritcare, MTC Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,000         1,000
   Cumberland County Municipal
     Authority, United Methodist
     Homes Aging Project, VRDN,
     RB (A) (B) (C)
     3.680%, 03/01/97                  2,000         2,000
   Delaware County Airport Facility,
     Airport Facility Revenue,
     UPS Project, Ser 85, VRDN,
     RB (A) (B)
     3.400%, 03/01/97                    900           900
   Delaware County Industrial
     Development Authority, British
     Petroleum Project, Ser 95,
     VRDN, RB (A) (B)
     3.450%, 03/01/97                  2,400         2,400
   Delaware County Industrial
     Development Authority, Resource
     Recovery Project, Ser G,
     VRDN, RB (A) (B)
     3.625%, 12/01/97                  1,500         1,500
   Delaware Valley Regional Finance
     Authority, Local Government
     Revenue, Ser B, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  3,100         3,100
   Delaware Valley Regional Finance
     Authority, Local Government
     Revenue, Ser C, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  2,700         2,700
   5

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Emmaus General Authority, Local
     Government, Ser B, VRDN,
     RB (A) (B)
     3.350%, 03/07/97               $  1,000       $ 1,000
   Emmaus General Authority,
     VRDN, RB (A) (B)
     3.350%, 03/07/97                  5,500         5,500
   Erie County Hospital Authority
     Revenue, Union City Memorial
     Hospital, RB (A) (B)(C)
     3.350%, 03/07/97                  1,000         1,000
   Jeanette Hospital Revenue Authority,
     Jeanette Memorial Hospital,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,000         1,000
   Langhorne Hospital Revenue
     Authority, Franciscan Health
     Systems Project, Ser C, VRDN,
     RB (A) (B) (C)
     3.400%, 03/01/97                  2,100         2,100
   Montgomery County Higher
     Education & Health Authority,
     Higher Education & Health Loan,
     Ser 96-A, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                 14,400        14,400
   Montour County Health System
     Authority, Geisinger Authority,
     Ser 92 B, RB (A) (B)(C)
     3.450%, 03/01/97                  3,700         3,700
   Moon Township Industrial
     Development Revenue, Executive
     Office Project, Ser 91-A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                    800           800
   North Umberland County
     Industrial Development
     Authority, Atlas Development,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,800         1,800
   Northeastern Hospital & Education
     Authority, Allhealth Pooled
     Financing Program, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  3,500         3,500
   Pennsylvania Higher Education
     Facility Authority,
     Thomas Jefferson University,
     Ser B, VRDN, RB (A) (B) (C)
     3.500%, 08/26/97                  1,000         1,000
   Pennsylvania Higher Education
     Facility Authority,
     Thomas Jefferson University,
     Ser C, VRDN, RB (A) (B) (C)
     3.500%, 08/26/97                  1,500         1,500
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania Higher Education
     Facility Authority,
     Allegheny College Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97               $  3,000       $ 3,000
   Philadelphia Industrial
     Development Authority,
     War-Institute Cancer Research,
     Ser A, VRDN, RB (A) (B)
     3.450%, 03/01/97                  1,000         1,000
   Philadelphia Industrial Development
     Authority, Multi-Family Housing,
     Harbor View Towers Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                    280           280
   Philadelphia Redevelopment
     Authority, Pennsylvania
     School for the Deaf,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,000         2,000
   Philadelphia School District, TRAN
     4.500%, 06/30/97                  1,500         1,503
   Philadelphia, Ser A, TRAN
     4.500%, 06/30/97                  3,025         3,030
   Quakertown, General Authority
     Revenue, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,700         3,700
   Sayre Health Care Facilities
     Authority, Capital Financing
     Project, Ser B, VRDN, RB,
     AMBAC Insured (A) (B)
     3.300%, 03/07/97                    700           700
   Sayre Health Care Facilities
     Authority, Capital Financing
     Project, Ser K, VRDN, RB,
     AMBAC Insured (A) (B)
     3.300%, 03/07/97                  1,000         1,000
   Schuylkill County Industrial
     Development Authority,
     Northeastern Power Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                  1,300         1,300
   Schuylkill County Industrial
     Development Authority,
     Westwood Energy Project,
     VRDN, RB (A) (B) (C)
     3.550%, 03/01/97                  8,400         8,400
   Scranton-Lackawana Health &
     Welfare Authority, University
     of Scranton Project,
     RB (A) (B) (C)
     3.800%, 05/01/97                    575           575

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   6

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Shenango Valley Osteopathic
     Hospital Authority, Shenango
     Valley Medical Center
     Project, RB (D)
     7.875%, 04/01/97               $  1,755        $1,796
   Temple University, University
     Funding Project, Ser 96, RB
     4.625%, 05/20/97                    500           501
   York County Industrial Development
     Authority, New Edgecomb
     Corporation Project, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  2,000         2,000
   York General Authority, Pooled
     Financing Revenue, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  5,800         5,800
                                                    ------
                                                    90,485
                                                    ------
SOUTH CAROLINA -- 1.2%
   Florence County Industrial
     Development Revenue, La-Z-Boy
     Chair Project, VRDN, RB (A) (B)
     3.424%, 03/07/97                  5,000         5,000
                                                    ------
TENNESSEE -- 1.1%
   Greenville Industrial Development
     Revenue, Pet Inc. Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  3,000         3,000
   Hawkins County Industrial
     Development Revenue, Leggett
     and Platt Project B,
     Ser 88, RB (A) (B)(C)
     3.350%, 03/07/97                  1,350         1,350
                                                    ------
                                                     4,350
                                                    ------
TEXAS -- 6.7%
   Austin Limited Tax, Public
     Improvement, GO
     7.000%, 09/01/97                    905           920
   Brazo River, Hoffman-Laroche
     Project, Ser 85, VRDN,
     RB (A) (B) (C)
     3.425%, 03/07/97                  1,000         1,000
   Guadalupe-Blanco River Authority,
     Pollution Control Revenue,
     Central Power & Light Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                    500           500
   Harris County, Multi-Family
     Housing, Glenhollow Project,
     VRDN, RB (A) (B) (C)
     3.675%, 03/07/97                  2,300         2,300

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Harris County Health Facilities
     Authority, Memorial Hospital
     System, Ser B, TECP (B)(C)
     3.400%, 03/04/97               $  4,000       $ 4,000
   Houston Health Facilities
     Development Authority,
     Corporate Revenue, Memorial
     Northwest Pavillion,
     VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                    845           845
   Richardson, Independent School
     District, Ser A, GO (A) (B)
     3.620%, 09/04/97                 11,000        11,001
   Public Finance, GO, TECP
     3.450%, 05/28/97                  4,000         4,000
   Trinity River Industrial Development
     Authority, Trinity River Project,
     VRDN, RB (A) (B) (C)
     3.425%, 03/07/97                  2,900         2,900
                                                    ------
                                                    27,466
                                                    ------
UTAH -- 3.0%
   Castle Dale Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.850%, 08/01/97                  1,400         1,400
   Nephi Industrial Development
     Authority, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.750%, 03/01/97                  1,260         1,260
   Salt Lake City Industrial
     Development Authority,
     Devereaux Partners Project,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  5,000         5,000
   Salt Lake City Industrial
     Development Authority, Park
     View Plaza Project,
     VRDN, RB (A) (B) (C)
     3.390%, 03/07/97                  3,575         3,575
   Tremonton City Industrial
     Development Revenue,
     Safeway Project, VRDN,
     RB (A) (B) (C)
     3.650%, 06/01/97                    960           960
                                                    ------
                                                    12,195
                                                    ------
VERMONT -- 1.3%
   Student Assistance Student Loan
     Bonds, Ser 85, VRDN,
     RB (A) (B) (C)
     3.650%, 03/07/97                  5,425         5,425
                                                    ------
   7

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- 1.2%
   Harrison, County Multi Family
     Housing, Rolling Brook Village
     Apartment, RB (A) (B)
     3.700%, 02/01/98               $  2,000       $ 2,000
   Strafford County Industrial
     Development Authority, Safeway
     Project, VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  2,095         2,095
   Housing Development Authority,
     AHC Services Corporation,
     Ser A, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                    575           575
                                                    ------
                                                     4,670
                                                    ------
WASHINGTON -- 0.4%
   Housing Finance Commission,
     Multi-Family Housing, Pacific
     First Federal Savings Bank Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,450         1,450
   Housing Finance Community,
     Nonprofit Housing YMCA,
     Snobonish County Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/01/97                    315           315
                                                    ------
                                                     1,765
                                                    ------
WEST VIRGINIA -- 0.5%
   Keyser Industrial Development
     Revenue, Keyser Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,050         2,050
                                                    ------
WISCONSIN -- 7.8%
   Beaver Dam, USD, TRAN
     4.140%, 08/27/97                  1,000         1,000
   Burlington Area School
     District, TRAN
     4.220%, 08/29/97                  1,000         1,001
   Cambridge Joint School
     District, BAN
     4.700%, 06/20/97                  2,500         2,508
   Cudahy School District, BAN
     3.900%, 06/04/97                    800           800
   Eau Claire Area School
     District, TRAN
     3.920%, 09/29/97                  3,150         3,151
   Green Bay Area Public
     School District, BAN
     3.840%, 02/02/98                  3,000         3,001
   Janesville School District, TRAN
     3.910%, 09/25/97                  1,500         1,500

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Kenosha USD, TRAN
     4.250%, 09/26/97               $  3,000       $ 3,006
   Kettle-Moraine School
     District, TRAN
     4.010%, 08/22/97                  1,150         1,150
   Kewaunee School District, BAN
     4.130%, 06/23/97                  2,000         2,000
   LaCrosse Industrial Development
     Revenue, LaCrosse Properties,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  5,150         5,150
   Lakeland Union High District, BAN
     4.280%, 06/27/97                  2,000         2,001
   Mequon & Thiensville School
     District, TRAN
     4.250%, 09/10/97                    750           750
   Oregon County School
     District, TRAN
     4.240%, 09/17/97                  1,000         1,001
   South Milwaukee School
     District, TRAN
     4.000%, 06/30/97                    400           401
   Tomah Area School District, TRAN
     4.190%, 09/17/97                  1,500         1,500
   Village of Menomonee Industrial
     Development Revenue,
     Maysteel Corporation,
     VRDN, RB (A) (B) (C)
     3.465%, 03/07/97                  1,900         1,900
                                                  --------
                                                    31,820
                                                  --------
Total Municipal Bonds
   (Cost $417,935)                                 417,935
                                                  --------
Total Investments -- 102.5%
   (Cost $417,935)                                 417,935
                                                  --------
Other Assets and Liabilities, Net -- (2.5%)        (10,235)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 407,857,625
   outstanding shares of beneficial interest       407,713
Portfolio Shares of Class D
   (unlimited authorization -- no
   par value) based on 1,286 outstanding
   shares of beneficial interest                         1
Undistributed net investment income                      4
Accumulated net realized loss
   on investments                                      (18)
                                                  --------
Total Net Assets--100.0%                          $407,700
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   8

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share -- Class A                  $1.00
                                                     ==========
Net Asset Value and Redemption
   Price Per Share -- Class D                             $1.00
                                                     ==========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE CORPORATION
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
GO       GENERAL OBLIGATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TECP     TAX EXEMPT COMMERCIAL PAPER
TRAN     TAX & REVENUE ANTICIPATION NOTE
USD      UNIFIED SCHOOL DISTRICT
VRDN     VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE  STATEMENT OF NET ASSETS
    IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR
    BANK OR FINANCIAL  INSTITUTION.
(D) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


CALIFORNIA TAX EXEMPT PORTFOLIO

MUNICIPAL BONDS -- 100.8%
CALIFORNIA -- 100.8%
   Alameda County, Contra-Costa
     Schools Project, Ser B, (A) (B) (C)
     3.150%, 03/07/97                $ 5,000       $ 5,000
   Alameda County, Transportation
     Authority, Sales Tax Revenue,
     AMBAC Insured
     3.750%, 11/01/97                 15,120        15,140
   Association of Bay Area
     Governments, Lucille Salter
     Packard Project, VRDN, RB,
     AMBAC Insured, (A) (B) (C)
     3.200%, 03/07/97                  1,100         1,100
   City of Corona, Multi-Family
     Housing, County Hills
     Apartment Project, Ser 95-B,
     VRDN, RB (A) (B) (C)
     3.150%, 03/07/97                  1,355         1,355
--------------------------------------------------------------------------------
                                      Face
                                  Amount (000)  Value (000)
--------------------------------------------------------------------------------
   City of Encina, Financing Joint
     Powers Authority Wastewater
     Revenue, Ser A, RB,
     AMBAC Insured
     4.000%, 08/01/97               $    380      $    381
   California Statewide Community
     Development Authority,
     St. Joseph Health System,
     VRDN, COP, (A) (B)
     3.200%, 03/07/97                  7,300         7,300
   California Statewide Community
     Development Authority,
     North California Retirement,
     VRDN, RB, (A) (B) (C)
     3.350%, 03/03/97                  5,000         5,000
   California Economic Development
     Financing Authority, KQED Inc.
     Project,  VRDN, RB, (A) (B) (C)
     3.200%, 03/07/97                  8,900         8,900
   California Education Facility
     Authority, Point Nazarene
     College, VRDN, RB (A) (B)
     3.250%, 03/07/97                 14,000        14,000
   California Education Facility
     Authority, Stanford University,
     VRDN, RB (A) (B)
     3.100%, 03/07/97                  3,200         3,200
   California State Health Facilities
     Finance Authority, Catholic
     Health Care, Ser B, VRDN,
     RB, MBIA Insured, (A) (B)
     3.150%, 03/07/97                  2,000         2,000
   California State Health Facilities
     Finance Authority, Catholic
     Health Care, Ser A, VRDN,
     RB, MBIA Insured, (A) (B)
     3.150%, 03/07/97                  3,100         3,100
   California State Health Facilities
     Finance Authority, Catholic
     Health Care, Ser C, VRDN,
     RB, MBIA Insured, (A) (B)
     3.150%, 03/07/97                  1,600         1,600
   California State Health Facilities
     Finance Authority, Kaiser
     Permanente, Ser 93-A,
     VRDN, RB (A) (B)
     3.200%, 03/07/97                  4,200         4,200
   California State Health Facilities
     Finance Authority, Kaiser
     Permanente, Ser 93-B,
     VRDN, RB (A) (B)
     3.200%, 03/07/97                  2,000         2,000
   9

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   California State Health Facilities
     Finance Authority, Memorial
     Health Services, VRDN,
     RB (A) (B)
     3.200%, 03/07/97                $ 5,300       $ 5,300
   California Housing Finance
     Authority, Multi-Family
     Housing Revenue,
     Oakbrook Ridge Apartments,
     VRDN, RB (A) (B)
     3.200%, 03/07/97                  4,830         4,830
   California School Cash Reserve
     Program Authority, Pool
     Ser A, RAN, GO
     4.750%, 07/02/97                 15,000        15,047
   California State RAN, Ser 96-97
     4.500%, 06/30/97                  3,500         3,506
   California State RAN, Ser C-2,
     (A) (B)(C)
     3.300%, 03/07/97                  8,300         8,300
   California Statewide Community
     Development Authority, Kaiser
     Permanante Hospital Project,
     COP (A) (B)
     3.200%, 03/07/97                  1,000         1,000
   California Statewide Community
     Development Authority,
     Memorial Health Services,
     COP, (A) (B)
     3.200%, 03/07/97                 13,600        13,600
   Contra Costa County, Multi-Family
     Housing, Delta Square Project,
     Ser A, VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  3,400         3,400
   Contra Costa County, Multi-Family
     Mortgage Revenue, VRDN,
     RB (A) (B) (C)
     3.800%, 03/07/97                  3,500         3,500
   Contra Costa County, TRAN
     4.500%, 06/30/97                  5,000         5,011
   Corona Redevelopment Agency,
     Crown Point Project, Ser 85,
     RB (A) (B) (C)
     4.000%, 05/01/97                  7,660         7,660
   Eden Township, Hospital District
     Insured Health Facilities, RB
     Pre-Refunded @ 100 (A)
     10.250%, 12/01/97                 2,740         2,874
   Escondido, Multi-Family Housing
     Project, Heritage House Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  7,150         7,150
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fairfield County, TRAN
     4.750%, 06/30/97               $  2,275      $  2,280
   Fairfield, Suisun School
     District, TRAN
     4.250%, 10/09/97                  2,800         2,807
   Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     VRDN, (A) (B) (C)
     3.650%, 03/07/97                  6,325         6,325
   Independent Cities, Lease Finance
     Authority, Revenue Pooled
     Project, VRDN, RB (A) (B) (C)
     3.250%, 03/07/97                  1,950         1,950
   Irvine, Public Facilities &
     Infrastructure, RB (A) (B)(C)
     3.150%, 03/07/97                  5,400         5,400
   Irwindale Industrial Development
     Revenue, Toys "R" Us Project,
     VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                    500           500
   Kern County, Panama-Buena Vista
     Union School District,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  9,000         9,000
   Kern County, Public Facilities
     Project, Ser D, VRDN,
     RB (A) (B) (C)
     3.150%, 03/07/97                  2,500         2,500
   Kern County, TRAN
     4.500%, 10/02/97                  5,750         5,780
   Lancaster Redevelopment Agency,
     Multi-Family Housing,
     20 St. Apts Project,
     Ser C, RB (A) (B)(C)
     3.200%, 03/07/97                  3,250         3,250
   Livermore Housing Authority,
     Multi-Family Housing,
     Refunding-Housing-Richards
     Manor A, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  7,270         7,270
   Livermore, TRAN
     4.250%, 10/30/97                  4,150         4,164
   Long Beach Housing Authority,
     Channel Point Apartments,
     Ser A , VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  2,500         2,500
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project, VRDN,
     RB (A) (B) (C)
     3.250%, 03/07/97                  1,600         1,600
   Los Angeles County, Metropolitan
     Transportation Authority
     3.450%, 05/12/97 (C)              4,000         4,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   10

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County, Metropolitan
     Transportation Authority, Sales Tax
     Revenue, Ser A, MBIA, (A) (B)(C)
     3.200%, 03/07/97                $ 9,900       $ 9,900
   Los Angeles County, Pension
     Obligation, Ser B, VRDN, GO,
     AMBAC Insured, (A) (B)
     3.200%, 03/07/97                  1,000         1,000
   Los Angeles County,  Pension
     Obligation,  Ser C, VRDN, GO,
     AMBAC Insured, (A)(B) (C)
     3.200%, 03/07/97                  5,000         5,000
   Los Angeles County, Transit
     Commercial Paper, TECP, (C)
     3.500%, 04/29/97                  5,000         5,000
   Los Angeles Department of Airports,
     Airport Revenue, Ser A, RB,
     7.100%, 05/01/97                    200           205
   Los Angeles Department of Airports,
     Airport Revenue, Ser B, RB
     7.300%, 05/01/97                  1,500         1,538
   Los Angeles, USD, Ser A, TRAN
     4.500%, 06/30/97                  5,350         5,362
   Lucia Mar, USD Ser 87, Facilities
     Financing Project, RB
     8.300%, 05/01/97                    500           514
   Modesto, High School & City
     School District, VRDN,
     COP (A) (B) (C)
     3.150%, 03/07/97                  2,880         2,880
   Monterey County, Finance
     Authority Revenue, Reclamation
     & Distribution Program, Ser 95-A,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  5,000         5,000
   Monterey Regional Waste
     Management Authority,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  3,500         3,500
   New Haven, USD, RB, TRAN
     4.500%, 07/01/97                  3,625         3,630
   Oakland, Revenue Assessment
     Bay Area Government, VRDN,
     RB (A) (B) (C)
     3.250%, 03/07/97                  2,175         2,175
   Ontario, TRAN
     4.500%, 06/30/97                  6,495         6,505
   Orange County, Apartment
     Development Revenue, Radnor/
     Aragon Corporation Project-D,
     RB, (A) (B) (C)
     3.425%, 03/07/97                  3,400         3,400
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Orange County, California
     Improvement Board, Assessment
     District, Ser 88-1 (A)
     3.400%, 03/01/97                $ 5,000      $  5,000
   Oxnard Redevelopment Agency,
     Channel Islands Business,
     VRDN, RB (A) (B) (C)
     3.675%, 03/07/97                  4,685         4,685
   Palm Springs Community
     Redevelopment Agency,
     Headquarters Hotel-1, VRDN,
     COP (A) (B) (C)
     3.300%, 03/07/97                  2,070         2,070
   Palm Springs Community
     Redevelopment Agency,
     Headquarters Hotel-4, VRDN,
     COP(A) (B) (C)
     3.300%, 03/07/97                  2,800         2,800
   Palm Springs Community
     Redevelopment Agency,
     Headquarters Hotel-6, VRDN, COP
     (A) (B) (C)
     3.300%, 03/07/97                    900           900
   Pasadena Historical Rehabilitation,
     Dodsworth Building Project,
     VRDN, RB (A) (B) (C)
     3.250%, 03/07/97                  3,900         3,900
   Placer County, Loomis Union
     Elementary School District, TRAN
     4.450%, 09/04/97                  1,170         1,173
   Placer County, Placer County
     Office of Education, TRAN
     4.450%, 09/04/97                    475           476
   Placer County, Roseville City
     School District, TRAN
     4.450%, 09/04/97                  1,350         1,354
   Placer County, Roseville Joint
     Union High School District, TRAN
     4.450%, 09/04/97                    850           852
   Placer County, TRAN
     4.450%, 09/04/97                  1,660         1,664
   Pollution Control Finance
     Authority, Chevron USA Project,
     RB (A) (B)
     3.700%, 05/15/97                  3,200         3,200
   Pomona Public Finance Authority,
     Southwest Pomona, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  2,100         2,100
   Redlands Redevelopment Agency,
     Parking Lease, VRDN,
     RB (A) (B) (C)
     3.530%, 03/07/97                  4,610         4,610

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



CALIFORNIA TAX EXEMPT PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Redlands Redevelopment
     Refunding Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.530%, 03/07/97               $ 11,120      $ 11,120
   Riverside County, Industrial
     Development Advanced
     Business Forms Project,
     VRDN, RB (A) (B) (C)
     3.400%, 03/30/97                  1,900         1,900
   Riverside County, Ser B,
     TRAN (C)
     3.250%, 03/07/97                  3,000         3,000
   Roseville, Joint Union High School
     District, VRDN, COP (A) (B) (C)
     3.150%, 03/07/97                  3,485         3,485
   Sacramento, Multi-Family Housing
     Revenue, Ashford Park
     Apartments, RB (A)
     3.350%, 03/07/97                  4,000         4,000
   Salinas, Union High School
     District, TRAN
     4.500%, 10/02/97                  2,275         2,282
   San Bernardino County, County
     Center Refunding Project,
     VRDN, RB (A) (B) (C)
     3.250%, 03/07/97                  6,200         6,200
   San Bernardino County, Glen Helen
     Blockbuster, Ser E, VRDN,
     RB (A) (B) (C)
     3.320%, 03/07/97                  4,340         4,340
   San Bernardino County, Industrial
     Development Authority,
     Sandpiper Investments Project,
     VRDN, RB (A) (B) (C)
     3.700%, 03/07/97                  3,300         3,300
   San Bernardino County Industrial
     Development Authority, Gate City
     Beverage Project, VRDN,
     RB (A) (B) (C)
     3.800%, 03/07/97                    515           515
   San Bernardino County, Multi-Family
     Housing Revenue, Alta Loma
     Heritage Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.200%, 03/07/97                  2,264         2,264
   San Bernardino County, Multi-Family
     Housing Revenue, Gold West
     Apartments, Ser A, VRDN,
     RB (A) (B) (C)
     3.200%, 03/07/97                    500           500
   San Bernardino County, Multi-Family
     Revenue, VRDN, RB, (A) (B) (C)
     3.400%, 03/07/97                  3,700         3,700
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   San Diego County, Multi-Family
     Housing Revenue, LA Cima
     Apartments Project, Ser K,
     VRDN, RB (A) (B) (C)
     3.200%, 03/07/97               $  1,550      $  1,550
   San Diego County, Water Authority,
     Water Revenue Center,
     Ser A, COP,  (D)
     7.300%, 05/01/97                  1,900         1,949
   San Diego County, Water Authority
     Revenue Center, Ser A, RB, (D)
     7.000%, 05/01/97                    225           231
   San Diego, USD, TRAN
     4.750%, 10/01/97                  5,500         5,536
   San Dimas, Diversified Shopping
     Center Program, (A) (B)(C)
     3.200%, 03/07/97                  4,700         4,700
   San Francisco, City & County
     Redevelopment Agency, Bayside
     Village Project, Ser A, (A) (B) (C)
     3.400%, 03/07/97                  4,300         4,300
   San Francisco, Housing
     Redevelopment- Fillmore
     Center, (A) (B)(C)
     3.300%, 03/07/97                  2,750         2,750
   San Francisco, Multi-Family
     Housing, Winterland Project,
     (A) (B)(C)
     3.200%, 03/07/97                  4,300         4,300
   San Joaquin County, TRAN
     4.500%, 01/15/98                    525           529
   San Jose Finance Authority,
     Hayes Mansion Improvement
     Project B, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,545         1,545
   San Jose Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser A, RB (A) (B)(C)
     3.150%, 03/07/97                 11,100        11,100
   San Jose, USD, Santa Clara
     County, TRAN
     4.500%, 08/05/97                  3,000         3,007
   San Marcos Industrial Development
     Authority, Amistar Project,
     VRDN, RB (A) (B) (C)
     3.700%, 03/07/97                  4,500         4,500
   Santa Ana Housing Authority,
     Harbor Points Apartments,
     Ser 95-A, VRDN,  RB (A) (B) (C)
     3.200%, 03/07/97                  2,650         2,650
   Santa Clara, Electric Revenue,
     Ser A, VRDN, RB (A) (B) (C)
     3.250%, 03/07/97                    860           860

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   12

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Simi Valley Multi-Family Housing,
     Lincoln Wood Ranch, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                $ 7,300       $ 7,300
   Simi Valley Public Finance
     Authority, Lease Revenue,
     VRDN, RB (A) (B) (C)
     3.150%, 03/07/97                  5,900         5,900
   Sonoma Valley, USD, TRAN
     4.500%, 07/03/97                  3,000         3,006
   South California Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC
     Insured, (A) (B) (C)
     3.200%, 03/07/97                  6,800         6,800
   Turlock, California Industrial
     Development Authority Irrigation
     District, COP, Ser A, (A) (B) (C)
     3.150%, 03/07/97                  5,065         5,065
   Union City, Multi-Family Housing,
     Skylark Apartments, (A) (B)(C)
     3.500%, 03/07/97                  1,300         1,300
   University of California, COP
     5.000%, 09/01/97                  1,200         1,209
   Upland Community Redevelopment
     Agency, Multi-Family Housing
     Revenue, Northwoods Project,
     Ser B, VRDN, RB (A) (B) (C)
     3.800%, 03/07/97                  2,300         2,300
   Vacaville, Multi-Family Housing,
      Quail Run Apartments, Ser 88-A,
     VRDN, RB (A) (B)
     3.200%, 03/07/97                 10,000        10,000
   Visalia, Public Finance Authority,
     Lease Revenue Golf Course
      Improvement Project, RB (A) (B)
     3.200%, 03/07/97                  1,000         1,000
   Yuba County, TRAN
     4.500%, 10/31/97                  2,155         2,166
                                                  --------
                                                   447,332
                                                  --------
Total Municipal Bonds
   (Cost $447,332)                                 447,332
                                                  --------
Total Investments -- 100.8%
   (Cost $447,332)                                 447,332
                                                  --------
Other Assets and Liabilities, Net -- (0.8%)         (3,637)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --- no
   par value) based on 51,323,063
   outstanding shares of beneficial interest        51,323

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Portfolio Shares of Class G
   (unlimited authorization -- no
   par value) based on 392,387,583
   outstanding shares of beneficial interest     $392,387
Overdistributed net investment income                 (10)
Accumulated net realized loss
   on investments                                      (5)
                                                 --------
 Total Net Assets--100.0%                        $443,695
                                                 ========

Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $1.00
                                                 ========

Net Asset Value and Redemption
   Price Per Share-- Class G                        $1.00
                                                 ========

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP      CERTIFICATE OF PARTICIPATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TECP     TAX EXEMPT COMMERCIAL PAPER
TRAN     TAX & REVENUE ANTICIPATION NOTE
USD      UNIFIED SCHOOL DISTRICT
VRDN     VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED  SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


INSTITUTIONAL TAX
FREE PORTFOLIO

MUNICIPAL BONDS -- 102.9%
ALABAMA -- 1.0%
   Birmingham Medical Clinic
     Revenue, St. Martins in the
     Pines Project, Ser 89, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                 $3,095        $3,095
   Mobile Industrial Development,
     IB Chemical Company,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  1,350         1,350

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Montgomery BMC Special Care
     Facilities Finance Authority,
     Baptist Medical Center, Ser A,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                $ 5,000       $ 5,000
   Russelville Industrial Development
     Revenue, Clark Pulley Project,
     Ser 94, VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  1,675         1,675
                                                  --------
                                                    11,120
                                                  --------
ALASKA -- 0.4%
   Alaska Industrial Development
     Authority, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  4,370         4,370
                                                  --------
ARIZONA -- 0.5%
   Maricopa County Industrial
     Development Authority, McLane
     Company Project,
     VRDN, RB (A) (B) (C)
     3.800%, 03/07/97                    770           770
   Tuscon Industrial Development
     Authority, Tuscon City Center
     Parking, VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  4,100         4,100
                                                  --------
                                                     4,870
                                                  --------
ARKANSAS -- 0.3%
   Pine Bluff Industrial Development
     Revenue, Camden Wire Project,
     VRDN, RB, (A) (B) (C)
     3.400%, 03/07/97                  3,700         3,700
                                                  --------
CALIFORNIA -- 3.4%
   California School Cash Reserve
     Pool, Ser A, TRAN,
     4.750%, 07/02/97                 12,700        12,737
   California State RAN, Ser 96-97
     4.500%, 06/30/97                  6,000         6,010
   Redlands Redevelopment Agency,
     Parking Lease, VRDN,
     RB (A) (B) (C)
     3.530%, 03/07/97                  1,900         1,900
   Redlands Redevelopment Refunding
     Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.530%, 03/07/97                  8,880         8,880
   San Bernardino County, Multi-Family
     Housing Revenue, Alta Park
     Apartments, Ser A, VRDN,
     RB (A) (B) (C)
     3.500%, 03/07/97                  6,045         6,045
                                                  --------
                                                    35,572
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COLORADO -- 3.4%
   City of Idaho Springs, Safeway
     Project, Ser 93, VRDN,
     RB (A) (B) (C)
     3.650%, 06/01/97               $  2,230       $ 2,230
   Colorado Housing Finance
     Authority, Multi-Family Housing,
     Grants Plaza Project 91-A,
     VRDN, RB (A) (B) (C)
     3.425%, 03/07/97                  1,425         1,425
   Colorado State Health Facilities
     Authority, Rocky Mountain
     Project, VRDN, RB, (A) (B) (C)
     3.400%, 03/07/97                  1,940         1,940
   Denver City & County Multi-Family
     Housing, Ogden Residence Project,
     Ser 85-B, VRDN, RB (A) (B) (C)
     3.500%, 03/03/97                  8,585         8,585
   Denver City & County Multi-Family
     Housing Revenue, Seasons
     Apartments Project, VRDN,
     RB (A) (B) (C)
     3.470%, 03/07/97                  5,000         5,000
   Denver City & County Revenue,
     Helen Bonfils Theatre, VRDN,
     RB (A) (B) (C)
     3.470%, 03/07/97                  1,600         1,600
   El Paso USA Hockey, Ser 96,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  3,400         3,400
   Englewood Industrial Development
     Revenue, Safeway Incorporated
     Project, VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  3,050         3,050
   Larimer County, School
     District, TAN
     4.000%, 06/30/97                  3,000         3,001
   Platte River, Power Authority,
     Electric Revenue Ser S-1, RB
     3.400%, 04/01/97                  2,000         2,000
   Regents of University of Colorado,
     Refunding, Telcom &
     Cogen Projects, COP
     4.500%, 12/01/97                  3,400         3,412
                                                  --------
                                                    35,643
                                                  --------
DELAWARE -- 0.1%
   Delaware Economic Development
     Authority, Commercial Development,
     Congoleum Project, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  1,000         1,000
                                                  --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   14

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Washington,
     Ser B-1, VRDN, RB (A) (B) (C)
     3.500%, 03/03/97               $  1,000      $  1,000
   District of Columbia, Washington,
     Ser B-2, VRDN, RB (A) (B) (C)
     3.500%, 03/03/97                  1,600         1,600
   District of Columbia, Washington,
     Ser B-3, VRDN, RB (A) (B) (C)
     3.500%, 03/03/97                  9,500         9,500
                                                  --------
                                                    12,100
                                                  --------
FLORIDA -- 2.9%
   Boca Raton Industrial Development
     Revenue, Parking Garage Project,
     Ser 84-A, VRDN, RB (A) (B) (C)
     3.625%, 03/07/97                  7,950         7,950
   Broward County Multi-Family
     Housing, Parkview Partnership,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  4,125         4,125
   Florida Housing Finance Agency,
     Multi-Family Housing, Lakeside
     South Association, VRDN,
     RB (A) (B) (C)
     3.425%, 03/07/97                    500           500
   Florida Housing Finance Authority,
     Multi-Family Housing, Kings
     Colony Project, Ser D, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,000         1,000
   Florida Housing Finance Authority,
     Sarasota Beneva Place Association,
     Ser C, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,645         3,645
   Halifax Hospital Medical Center,
     Ser 96, TAN (C)
     3.800%, 04/15/97                  6,000         6,000
   Highlands County Health Facilities
     Authority Revenue, Adventist/
     Sunbelt Ser A, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  2,500         2,500
   Jacksonville Industrial Development,
     University of Florida Health
     Science Center, Ser 89, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  1,000         1,000
   Lake Bernadette Community
     Development, Special
     Assessment Revenue, Ser B,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  1,565         1,565
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pasco City Housing Finance
     Authority, Multi-Family Housing,
     Carlton Arms of Magnolio Valley,
     Ser 85, VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                $ 2,000      $  2,000
                                                  --------
                                                    30,285
                                                  --------
GEORGIA -- 6.0%
   Albany-Dougherty County,
     Hospital Authority Revenue,
     Phoebe Putney Memorial Hospital,
     Ser 96, AMBAC Insured,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                 12,960        12,960
   Athens Multi-Family Housing,
     Georgian Apartments, VRDN,
     RB (A) (B) (C)
     3.675%, 03/07/97                  1,400         1,400
   Cobb County Multi-Family Housing,
     Tibairen Associates Project,
     Ser 85-D, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  8,600         8,600
   DeKalb County Industrial
     Development Revenue,
     Weyerhaeuser County Project,
     VRDN, RB (A) (B)
     3.383%, 03/07/97                  3,500         3,500
   DeKalb County Multi-Family
     Housing Revenue, Camden
     Brook Project, VRDN, RB (A) (B)
     3.300%, 03/07/97                    500           500
   DeKalb County Multi-Family
     Housing Revenue, Terrace
     Club Project, Ser 93-B,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  4,430         4,430
   DeKalb County Multi-Family
     Housing Revenue, Wood
     Terrace Apartments Project,
     VRDN, RB (A) (B)
     3.350%, 03/07/97                  6,535         6,535
   Downtown Athens Housing
     Development Authority,
     Georgian Apartments Association,
     VRDN, RB (A) (B) (C)
     3.800%, 03/07/97                  1,000         1,000
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust,
     VRDN, RB (A) (B) (C)
     3.900%, 03/07/97                  7,200         7,200

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fulton County Arthritis
     Foundation Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97               $  2,000       $ 2,000
   Jefferson & Twiggs County
     Pollution Control, Nord Kaolin
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,220         1,220
   Marietta Housing Finance Authority,
     Multi-Family Housing, Franklin
     Walk Apartments Project,
     VRDN, RB (A) (B) (C)
     3.425%, 03/07/97                  5,240         5,240
   Roswell Multi-Family Housing
     Revenue, Belcourt Limited
     Project, VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  9,000         9,000
                                                  --------
                                                    63,585
                                                  --------
ILLINOIS -- 7.3%
   Chicago Tender Notes, Ser C, (C)
     3.600%, 08/01/97                  2,500         2,500
   Illinois Development Finance
     Authority, Pollution Control
     Revenue, Commonwealth Edison
     Project, Ser A, VRDN, RB,
     AMBAC Insured, (A) (B) (C)
     3.300%, 03/07/97                  9,300         9,300
   Illinois Development Finance
     Authority, Revenue Presbyterian
     Home Lake - A, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  7,500         7,500
   Illinois State Educational Facilities
     Authority Revenue Illinois
     College of Optometry Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  5,300         5,300
   Illinois State Health Facilities
     Authority Revenue, Advocate
     Healthcare Network Ser B,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                 32,000        32,000
   Illinois State Industrial
     Development, Miyano
     Machinery, VRDN,
     RB (A) (B) (C)
     3.750%, 03/07/97                  4,250         4,250
   Hazel Crest Hospital Facilities
     Refunding & Improvement,
     South Suburban Project, RB (D)
     9.125%, 07/01/97                    300           311
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, Illinois, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                 $  376       $   376
   Orland Hills Mortgage Authority,
     Multi-Family Housing, Ser 88-A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,400         1,400
   Paxton Industrial Development
     Authority, Merck & Aircoil,
     VRDN, RB (A) (B)
     3.800%, 03/07/97                    900           900
   Saint Clair Industrial Building
     Authority, Winchester
     Apartments Project, Ser 94,
     VRDN, RB (A) (B)
     3.800%, 03/07/97                  8,000         8,000
   Springfield Multi-Family Housing,
     Oak Terrace Limited Project,
     VRDN, RB (A) (B)
     3.550%, 03/07/97                  4,900         4,900
                                                  --------
                                                    76,737
                                                  --------
INDIANA -- 5.1%
   Fort Wayne, Educational
     Development Authority,
     Georgetown PL Venture,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,560         1,560
   Fort Wayne, Avery International
     Ser 83, VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  4,750         4,750
   GAF Tax Exempt Bond Grantor Trust,
     Indiana, Ser A, VRDN,
     RB (A) (B) (C)
     4.100%, 03/07/97                  2,520         2,520
   Gary Indiana, Environmental
     Improvement, United States
     Steel Corporation, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  3,000         3,000
   Goshen Community School, TAW
     4.000%, 12/31/97                  3,857         3,861
   Highland School Town, TAN
     4.100%, 06/30/97                  3,200         3,205
   Huntington County Community
     School, TAW
     4.000%, 12/31/97                  5,000         5,006
   Indiana Residential Apartments,
     1 Portfolio Certificate Trust 1996
     Ser A, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                 10,000        10,000
   Lafayette School, TAW
     4.000%, 12/30/97                  2,400         2,406

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   16

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Michigan City Economic
     Development, Marley Company
     Project, Ser 84, VRDN,
     RB (A) (B) (C)
     3.375%, 03/07/97               $  2,750       $ 2,750
   Muncie, Community Schools
     Temporary Loan Warrants
     4.000%, 12/31/97                  6,000         6,007
   Muncie, TAW
     4.000%, 12/31/97                  3,900         3,906
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     42            43
   Plymouth Community
     School, TAW
     4.000%, 12/30/97                  2,000         2,003
   Richmond Community
     Schools, TAW
     4.100%, 12/31/97                  3,000         3,005
                                                  --------
                                                    54,022
                                                  --------
IOWA -- 0.5%
   Des Moines, Private College
     Revenue, Drake University
     Project, RBSer B (D)
     6.800%, 12/01/97                  4,820         5,012
                                                  --------
KANSAS -- 1.0%
   City of Manhattan Kansas Temporary
     Notes, Ser 23, GO
     4.000%, 12/15/97                  3,081         3,084
   Merriam Municipal Temporary
     Notes, Ser A, GO
     4.150%, 06/01/97                  2,100         2,100
   Merriam Municipal Temporary
     Notes, Ser B, GO
     4.150%, 06/01/97                  2,640         2,641
   Shawnee County, Ser 96-1, BAN
     4.800%, 03/01/97                    415           415
   Topeka Multi-Family Housing
     Revenue, Ser 85, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                    870           870
   Wichita Pollution Control, CIC
     Industries Incorporated,
     VRDN, RB (A) (B) (C)
     3.625%, 03/07/97                  1,590         1,590
                                                  --------
                                                    10,700
                                                  --------
KENTUCKY -- 0.5%
   Covington Industrial Building
     Revenue, Atkins & Pearce
     Incorporated, Ser 95, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,770         1,770
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Georgetown Educational Institution
     Improvement, Georgetown College
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                $ 2,000      $  2,000
   Newport City, Multi-Family
     Housing Revenue, RB (A)(B)
     3.750%, 06/01/97                  1,750         1,750
                                                  --------
                                                     5,520
                                                  --------
LOUISIANA -- 1.8%
   Calcasieu Parish Sales Tax
     District, Ser 4A, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  3,770         3,770
   Delhi, Industrial Development
     Revenue, Tifton Aluminum
     Project, VRDN, RB (A) (B)
     3.350%, 03/07/97                  5,300         5,300
   Louisiana State GO, Ser A (D)
     7.000%, 08/01/97                  1,000         1,033
   Louisiana State GO, Ser A,
     MBIA Insured (D)
     7.000%, 08/01/97                  4,000         4,134
   Louisiana Water Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  3,000         3,000
   New Orleans Industrial
     Development Bond, Spectrum
     Control Technology Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,000         2,000
                                                  --------
                                                    19,237
                                                  --------
MAINE -- 0.1%
   Portland Industrial Development
     Revenue, W.W. Grainger Project,
     Ser 85, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  1,315         1,315
                                                  --------
MARYLAND -- 3.4%
   Annapolis Forest Gemini Facilities,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,450         2,450
   Baltimore Industrial Development
     Refunding Revenue, Field
     Container Corporation, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,600         1,600
   Howard County Multi-Family
     Housing Authority, Sherwood
     Crossing Limited Project, Ser A,
     VRDN, RB (A) (B)
     3.750%, 06/01/97                  2,500         2,500
   17

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Hyattsville, Industrial Development,
     Safeway Incorporated Project,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                $ 2,465       $ 2,465
   Maryland State Health & Higher
     Education Facilities Authority,
     Greater Baltimore Medical,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  1,000         1,000
   Maryland State Health & Higher
     Education Facilities Authority,
     North Arundel Project, Ser B,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  2,000         2,000
   Maryland State Health & Higher
     Education Facilities, Pooled
     Loan Project, Ser D,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  9,755         9,755
   Montgomery County Multi-Family
     Housing Opportunities,
     VRDN, RB (A) (B)
     3.450%, 03/07/97                 13,000        13,000
   Prince George County Housing
     Authority, Laurel Oxford Project,
     VRDN, RB (A) (B) (C)
     3.425%, 03/07/97                    925           925
                                                  --------
                                                    35,695
                                                  --------
MICHIGAN -- 0.8%
   Benton Harbor School District,
     Student Aid Anticipation Notes
     4.000%, 03/31/97                  2,600         2,600
   Birmingham Economic Development
     Corporation, Brown Street Project,
     Ser 83, VRDN, RB (A) (B) (C)
     3.625%, 03/07/97                  1,180         1,180
   Detroit Downtown Development
     Authority, Millender Center
     Program Project, VRDN,
     RB (A) (B) (C)
     3.500%, 03/07/97                  1,000         1,000
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN, RB (A) (B) (C)
     4.500%, 03/01/97                    467           467
   Michigan State Job Development
     Authority, Pollution Control
     Revenue, Ser 85, Mazda Motor
     Manufacturing Corporation #384,
     VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  1,650         1,650
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Michigan State Job Development
     Authority, VRDN, RB (A) (B) (C)
     3.650%, 03/07/97                $ 1,300      $  1,300
   Michigan State Strategic Fund
     Limited Obligation, Freezer
     Services of Michigan, Ser 93,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                    445           445
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, Michigan,
     VRDN, RB (A) (B) (C)
     4.500%, 08/15/97                    105           105
                                                  --------
                                                     8,747
                                                  --------
MINNESOTA -- 6.1%
   Bloomington Commercial
     Development, ATS II Project,
     VRDN, RB (A) (B) (C)
     3.795%, 03/07/97                  4,125         4,125
   Bloomington Multi-Family Housing,
     Revenue Refunding, Hampshire
     Apartments Project, VRDN,
     RB (A) (B)
     3.450%, 03/07/97                 15,000        15,000
   Brooklyn Center Development
     Project, Brookdale Office Park,
     Ser 84, VRDN, RB (A) (B) (C)
     3.430%, 03/07/97                  2,860         2,860
   Minneapolis, Ser A, VRDN,
     RB (A) (B) (C)
     3.320%, 03/07/97                 14,300        14,300
   Minneapolis, Various Purpose,
     Ser 95-B, VRDN, GO (A) (B) (C)
     3.320%, 03/07/97                  2,325         2,325
   Minneapolis, VRDN, GO (A) (B) (C)
     3.320%, 03/07/97                 15,375        15,375
   Minnesota School District Credit
     Enhancement, Tax & Aid
     Anticipation Borrowing
     Program, Ser 96-B, COP
     4.500%, 09/09/97                  1,700         1,706
   New Brighton Commercial
     Development Revenue,
     Business Center, VRDN,
     RB (A) (B)
     3.580%, 03/07/97                  2,745         2,745
   New Brighton Commercial
     Development Revenue,
     Venture I Project, Ser A,
     VRDN, RB (A) (B)
     3.580%, 03/07/97                  1,700         1,700

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   18

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Plymouth Industrial Development
     Revenue, Banner Engineering
     Project, VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                $ 1,800      $  1,800
   Plymouth Refunding Revenue,
     Woodland Village Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  1,580         1,580
   Saint Paul Housing &
     Redevelopment Authority,
     Lutheran Social Service Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                    790           790
                                                  --------
                                                    64,306
                                                  --------
MISSISSIPPI -- 0.1%
   Desoto County Industrial
     Development Revenue,
     American Soap Company
     Project, VRDN, RB (A) (B) (C)
     4.867%, 03/07/97                    900           900
                                                  --------
MISSOURI -- 3.5%
   Carthage, Industrial Development
     Authority, Industrial Development
     Revenue, Leggett & Platt, Ser A,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  2,000         2,000
   Howell County Industrial
     Development Authority, Safeway
     Incorporated Project,
     VRDN, RB (A) (B) (C)
     3.650%, 08/01/97                  3,800         3,800
   Jasper County Industrial
     Development Authority, Legett
     & Platt Project, Ser 84,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  2,300         2,300
   Kansas City Industrial Development
     Authority, Baptist Health System,
     Ser A, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  4,925         4,925
   Macon City Industrial Development
     Authority, Health Care Realty
     Macon Project, VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  1,640         1,640
   Missouri State Health & Educational
     Facilities, Health Facilities Revenue,
     Deaconess Long Term Care, Ser A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                 10,000        10,000
   Saint Louis County Industrial
     Development Authority,
     Riverport Associates Project,
     VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  2,900         2,900
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Saint Louis County Industrial
     Development Authority, Schnuck
     Markets Kirkwood Incorporated,
     VRDN, RB (A) (B) (C)
     3.375%, 03/07/97               $  3,350       $ 3,350
   Saint Louis Grantor Trust #1,
     Ser 96-A, COP, VRDN (A) (B) (C)
     3.550%, 03/07/97                  4,000         4,000
   West Plains Industrial Development
     Authority, West Plains Manor
     Project, VRDN, RB (A) (B) (C)
     3.600%, 03/07/97                  2,200         2,200
                                                  --------
                                                    37,115
                                                  --------
MONTANA -- 0.3%
   Great Falls Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  2,210         2,210
   Montana State Board of Investments,
     Municipal Finance Consolidation
     Act, Intercap Revolving Project,
     Ser 94, VRDN, GO (A) (B)
     3.350%, 03/07/97                  1,000         1,000
                                                  --------
                                                     3,210
                                                  --------
NEBRASKA -- 0.0%
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, Nebraska, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     33            34
                                                  --------
NEVADA -- 1.4%
   Henderson Public Improvement
     Trust,  Multi-Family  Housing,
     Pueblo Verde I+II  Apartment
     Project,  Ser 95-A/95-B #1071,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  3,350         3,350
   Henderson Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                 11,165        11,165
                                                  --------
                                                    14,515
                                                  --------
NEW HAMPSHIRE -- 0.3%
   New Hampshire Education & Health
     Facilities Authority, Dartmouth
     Education Loan Project, VRDN,
     RB (A) (B)
     3.800%, 06/01/97                  1,015         1,015
     3.750%, 06/01/97                  2,500         2,500
                                                  --------
                                                     3,515
                                                  --------
   19

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 0.4%
   New Jersey State, GO (D)
     7.200%, 04/15/97                $ 3,500      $  3,550
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, New Jersey,
     VRDN, RB (A) (B) (C)
     4.500%, 08/15/97                    188           189
                                                  --------
                                                     3,739
                                                  --------
NEW MEXICO -- 0.7%
   Albuquerque Metropolitan
     Redevelopment, Springer
     Square Project, VRDN,
     RB (A) (B) (C)
     3.800%, 03/07/97                  3,000         3,000
   Farmington Public Service -
     San Juan, Ser C, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  4,000         4,000
                                                  --------
                                                     7,000
                                                  --------
NEW YORK -- 3.6%
   Monroe County, Industrial
     Development Authority,
     Rochester District Project,
     VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  1,750         1,750
   Nassau County, Ser A, RAN
     4.000%, 03/05/97                  9,500         9,501
   New York State Job Development
     Authority, VRDN, RB (A) (B) (C)
     3.700%, 03/07/97                  1,610         1,610
   North Hempstead, BAN, Ser A
     4.000%, 01/29/98                  9,517         9,521
   North Hempstead, BAN
     4.250%, 05/29/97                  5,000         5,004
   Ontario County Industrial
     Development Authority, Seneca
     Foods Project, Ser 92,
     VRDN, RB (A) (B) (C)
     3.650%, 03/07/97                  3,000         3,000
   Waterloo, Central School
     District, RAN
     4.250%, 09/30/97                  2,500         2,506
   Wayne County Industrial
     Development Authority, Seneca
     Foods Project, Ser 92,
     VRDN, RB (A) (B) (C)
     3.650%, 03/07/97                  5,060         5,060
                                                  --------
                                                    37,952
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.2%
   Medical Care Community,
     Hospital Revenue, Pooled
     Finance Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97               $ 19,400      $ 19,400
   Winston Salem, VRDN,
     COP (A) (B) (C)
     3.300%, 03/07/97                  4,300         4,300
                                                  --------
                                                    23,700
                                                  --------
NORTH DAKOTA -- 0.1%
   Fargo Kelly Inn, Fargo Project,
     Ser 93, VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  1,190         1,190
                                                  --------
OHIO -- 1.7%
   Franklin County, Industrial
     Development Revenue, Leveque
     & Associates Project, RB (A)(B)(C)
     3.650%, 06/01/97                  1,410         1,410
   Highland County, Industrial
     Development Revenue, Lancaster
     Colony Corporation,
     VRDN, RB (A) (B) (C)
     3.750%, 03/07/97                  1,900         1,900
   Loraine County Leving & Hospital
     Facilities, United Methodist
     Village Project, Ser 96B,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,200         2,200
   Marion County, Hospital Revenue,
     Pooled Lease Progam, Ser 91,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  1,350         1,350
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN (A) (B) (C)
     4.500%, 03/07/97                  2,180         2,180
   Montgomery County Educational
     Development Authority Revenue,
     Refunding ND Motels, VRDN,
     RB (A) (B) (C)
     3.800%, 06/15/97                  1,475         1,475
   Ohio Higher Education Facility
     Commission, Ashland University
     Project, Ser 95, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  2,235         2,235
   Scioto County Health Care Facilities,
     Hill View Retirement,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  1,875         1,875

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   20

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Stark County Health Care Facilities,
     Canton Christian Home Project,
     Ser 90, VRDN, RB (A) (B) (C)
     3.750%, 03/07/97                $ 1,340      $  1,340
   Stark County Healthcare Facility,
     Christian Home, VRDN,
     RB (A) (B) (C)
     3.750%, 03/15/97                  1,580         1,580
                                                  --------
                                                    17,545
                                                  --------
OKLAHOMA -- 3.7%
   Oklahoma City Industrial
     Development Authority,
     Baptist General Convention
     Refunding, Ser 89, VRDN,
     RB (A) (B) (C)
     3.750%, 03/07/97                  6,225         6,225
   Oklahoma City, Oklahoma
     University, Ser 65, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  7,900         7,900
   Oklahoma Mid-West Tax-Exempt
     Mortgage Bond Trust, VRDN,
     RB (A) (B) (C)
     3.600%, 03/07/97                    258           258
   Oklahoma State Water Reserve Board,
     State Loan Program Revenue,
     VRDN, RB (A) (B)
     3.700%, 03/03/97                 10,000        10,000
   Tulsa County Industrial
     Development Authority,
     Healthcare Revenue, Laureate
     Psychiatric Project, VRDN,
     RB (A) (B)
     3.650%, 06/15/97                  8,500         8,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, VRDN, RB (A) (B) (C)
     3.700%, 05/15/97                  3,000         3,000
   Tulsa Public Facilities Authority,
     Capital Improvement Project,
     Ser 87-B, VRDN, RB (A) (B) (C)
     3.650%, 05/15/97                  2,910         2,910
                                                  --------
                                                    38,793
                                                  --------
OREGON -- 0.6%
   Lane County Industrial
     Development Revenue,
     Weyerhaeuser Project,
     VRDN, RB (A) (B)
     3.383%, 03/07/97                  1,000         1,000
--------------------------------------------------------------------------------
                                      Face
                                  Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Port of Portland, Public Grain
     Elevator Columbia, VRDN,
     RB (A) (B) (C)
     3.500%, 03/07/97                $ 4,945      $  4,945
                                                  --------
                                                     5,945
                                                  --------
PENNSYLVANIA -- 16.8%
   Chester County Industrial
     Development Authority, The
     Woods Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,200         1,200
   Cumberland County Municipal
     Authority, United Methodist
     Homes Aging Project, VRDN,
     RB (A) (B) (C)
     3.680%, 06/01/97                  3,735         3,735
   Delaware County Airport Facility,
     Airport Facility Revenue,
     UPS Project, Ser 85, VRDN,
     RB (A) (B)
     3.400%, 03/03/97                  1,000         1,000
   Delaware County Industrial
     Development Authority, British
     Petroleum Project, Ser 95,
     VRDN, RB (A) (B)
     3.450%, 03/03/97                  3,400         3,400
   Delaware County Industrial
     Development Authority, Resource
     Recovery Project, Ser G,
     VRDN, RB (A) (B)
     3.625%, 12/01/97                  3,500         3,500
   Delaware County Industrial
     Development Authority, Scott
     Paper Project, Ser A, VRDN,
     RB (A) (B)
     3.300%, 03/07/97                  1,000         1,000
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser A, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                 21,975        21,975
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser C, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  1,700         1,700
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser D, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                 16,000        16,000
   21

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Emmaus General Authority Revenue,
     Local Government Revenue,
     Ser D-5, VRDN, RB (A) (B)
     3.350%, 03/07/97                $ 4,400       $ 4,400
   Emmaus General Authority, Local
     Government Revenue, Ser B-6,
     FGIC Insured, VRDN, RB (A) (B)
     3.350%, 03/07/97                  7,000         7,000
   Emmaus General Authority, Local
     Government Revenue, Ser G-7,
     VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                    200           200
   Emmaus General Authority, Local
     Government Revenue, Ser H-5,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                    600           600
   Emmaus General Authority,
     Revenue Credit Enhancement,
     Ser H-7, RB (A) (B) (C)
     3.350%, 03/07/97                    500           500
   Emmaus General Authority, VRDN,
     RB, FSA Insured, (A) (B)
     3.400%, 03/07/97                  2,000         2,000
   Erie County, Senior Living Services
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,930         1,930
   Langhorne Hospital Revenue
     Authority, Franciscan Health
     Systems Project, Ser C, VRDN,
     RB (A) (B) (C)
     3.400%, 03/03/97                    120           120
   McCandless  Industrial  Development
     Authority,  Bradford Foundation
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,730         1,730
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN, (A) (B) (C)
     4.500%, 03/07/97                    467           467
   Montgomery County Higher
     Education & Health Authority,
     Hospital Revenue, Holy Redeemer
     Hospital, VRDN, RB, AMBAC
     Insured (A) (B) (C)
     3.250%, 03/07/97                  2,200         2,200
   Montgomery County Higher
     Education & Health Authority,
     Hospital Revenue, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                 24,500        24,500
   Montgomery County, Industrial
     Development Authority, Ikea
     Property Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  4,800         4,800
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority,
     Plymouth Woods Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                $ 4,500       $ 4,500
   Moon Township Industrial
     Development Authority,
     Industrial Development Revenue,
     Executive Office Association
     Project, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,500         1,500
   Northeastern Hospital & Education
     Authority, Allhealth Pooled
     Finance Program, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  5,000         5,000
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, Pennsylvania,
     VRDN, RB, (A) (B) (C)
     4.500%, 08/15/97                     76            77
   Pennsylvania State Higher Education
     Facilities Authority,
     Thomas Jefferson University,
     Ser B, VRDN, RB (A) (B) (C)
     3.700%, 08/26/97                  1,000         1,000
   Pennsylvania State Higher Education
     Facilities Authority,
     Thomas Jefferson University,
     Ser C, VRDN, RB (A) (B) (C)
     3.700%, 08/26/97                  3,000         3,000
   Pennsylvania State Higher Education
     Facility, Allegheny College Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,900         1,900
   Pennsylvania State Higher Education
     Facility, Carnegie Mellon
     University Project, Ser C,
     VRDN, RB (A) (B) (C)
     3.450%, 03/03/97                    500           500
   Pennsylvania Intergovernmental
     Authority, Special Tax Revenue,
     Philadelphia Funding Program,
     FGIC Insured
     5.000%, 06/15/97                  2,700         2,710
   Philadelphia Redevelopment
     Authority, Pennsylvania School
     for the Deaf, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  1,095         1,095
   Philadelphia School
     District, TRAN
     4.500%, 06/30/97                  3,000         3,006

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Authority for
     Industrial Development
     Revenue, City Line Holiday
     Inn Project, Ser 96, VRDN,
     RB (A) (B)
     3.400%, 03/07/97                $ 2,500       $ 2,500
   Philadelphia, Ser A, TRAN
     4.500%, 06/30/97                  6,000         6,011
   Quakertown, General Authority,
     VRDN (A) (B) (C)
     3.350%, 03/07/97                  5,000         5,000
   Schuylkill County, Industrial
     Development Authority,
     Westwood Energy Project,
     VRDN, RB (A) (B) (C)
     3.550%, 03/03/97                  3,600         3,600
   Schuylkill County, Industrial
     Development Authority,
     Gilberton Power Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  8,200         8,200
   Shenango Valley Osteopathic
     Hospital Authority, Shenango
     Valley Medical Center Project (D)
     7.875%, 04/01/97                  3,900         3,991
   Temple University of the
     Commonwealth, University
     Funding Project, Ser 96, RB
     4.625%, 05/20/97                  1,000         1,002
   Warren County, Warren General
     Hospital Project, Ser 94-B,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  2,800         2,800
   York County Industrial
     Development, New Edgecomb
     Corporation Project, VRDN,
     RB (A) (B) (C)
     3.300%, 03/07/97                  2,665         2,665
   York General Authority Pooled
     Revenue, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                 14,000        14,000
                                                  --------
                                                   178,014
                                                  --------
SOUTH CAROLINA -- 2.1%
   Charleston Center Tax-Exempt
     Bond Grantor Trust #1, VRDN,
     RB (A) (B) (C)
     3.700%, 08/01/97                  7,262         7,263
   Charleston Center Tax-Exempt
     Bond Grantor Trust #2, VRDN,
     RB (A) (B) (C)
     3.700%, 05/01/97                  4,000         4,000
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Charleston Center Tax-Exempt Bond
     Grantor Trust #4, VRDN,
     RB (A) (B) (C)
     3.700%, 06/01/97                $ 7,268       $ 7,268
   Charleston Center Tax-Exempt
     Bond Grantor Trust #5, VRDN,
     RB (A) (B) (C)
     3.800%, 03/07/97                  4,035         4,035
                                                   -------
                                                    22,566
                                                   -------
SOUTH DAKOTA -- 0.1%
   Watertown Industrial  Development
     Authority, Ramkota Project, Ser 93,
     VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  1,315         1,315
                                                  --------
TENNESSEE -- 1.1%
   GAF Tax-Exempt Bond Grantor
     Trust, Ser A, VRDN, RB (A) (B) (C)
     4.100%, 03/07/97                  4,480         4,480
   Metro Government Nashville &
     Davidson County, Industrial
     Development Bond, Revenue
     Refunding, Multi-Family
     Housing, Hickory Trace
     Apartments, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  3,200         3,200
   Nashville Metropolitan Government,
     Toys "R" Us Project, Ser 84,
     VRDN, RB (A) (B) (C)
     3.500%, 03/07/97                  1,030         1,030
   Shelby County Health Education
     Housing, Metropolitan Government
     Industrial Development, Rhodes
     College, VRDN, RB (A) (B) (C)
     3.550%, 03/07/97                  3,000         3,000
                                                  --------
                                                    11,710
                                                  --------
TEXAS -- 5.4%
   Arlington Industrial Development
     Revenue, Dallas-Fort Worth
     Newspaper, Ser 85, VRDN,
     RB (A) (B) (C)
     3.800%, 03/07/97                  6,200         6,200
   Brazo River, Hoffman-Laroche
     Project, Ser 85, VRDN,
     RB (A) (B) (C)
     3.425%, 03/07/97                  1,000         1,000
   Corpus Christi Industrial
     Development Committee,
     Texas-Air Project, VRDN,
     RB (A) (B) (C)
     3.850%, 08/01/97                  4,800         4,800

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Harris County Multi-Family
     Housing, Glenhollow Project,
     VRDN, RB (A) (B) (C)
     3.675%, 03/07/97                $ 1,900       $ 1,900
   Harris County Multi-Family
     Housing, Greenhouse Project,
     VRDN, RB (A) (B) (C)
     3.675%, 03/07/97                  2,400         2,400
   Harris County Health Facilities,
     Buckner Retirement Services
     Project, VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  4,500         4,500
   Harris County, Health Facilities
     Development Project, Ser B,
     Memorial Hospital System, TECP
     3.400%, 03/04/97                  4,400         4,400
   Houston, GO (D)
     6.000%, 03/01/97                  1,000         1,024
   Nacogdoches Health Finance
     Development Committee,
     South Central Health Services
     Project, VRDN, RB (A) (B) (C)
     3.700%, 03/07/97                  2,700         2,700
   North Carolina National Bank
     Tax-Exempt Trust, Texas, Ser 90-B,
     VRDN, RB (A) (B) (C)
     4.125%, 03/07/97                  3,265         3,265
   Richardson Independent School
     District, Ser A, GO
     3.620%, 09/04/97                 12,000        12,001
   Texas Public Finance, GO, TECP
     3.450%, 05/28/97                 11,000        11,000
   Trinity River Industrial
     Development Authority, Trinity
     River Project, VRDN,
     RB (A) (B) (C)
     3.425%, 03/07/97                  2,000         2,000
                                                  --------
                                                    57,190
                                                  --------
UTAH -- 0.5%
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, Utah, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     88            88
   Salt Lake City Industrial Development
     Authority, Deveraux Partners
     Project, VRDN, RB (A) (B) (C)
     3.450%, 03/07/97                  2,500         2,500
   Salt Lake City Industrial Development
     Authority, Park View Plaza
     Project, VRDN, RB (A) (B) (C)
     3.390%, 03/07/97                  1,275         1,275
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   West Valley, Industrial Development
     Authority, Johnson Matthey
     Project, VRDN, RB (A) (B) (C)
     3.550%, 03/03/97                $ 1,000      $  1,000
                                                  --------
                                                     4,863
                                                  --------
VIRGINIA -- 1.3%
   Harrison Multi-Family Housing,
     Rolling Brook Village Apartment,
     VRDN, RB (A) (B)
     3.700%, 02/01/98                  7,000         7,000
   Norfolk Industrial Development
     Authority Toys "R" Us Project,
     Ser 84, VRDN, RB (A) (B) (C)
     3.375%, 03/07/97                  1,425         1,425
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, Virginia, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     59            60
   Virginia State Housing Development
     Authority, AHC Services Corporation,
     Ser A, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  5,800         5,800
                                                  --------
                                                    14,285
                                                  --------
WASHINGTON -- 0.9%
   Kent Economic Development
     Revenue, Northwest Aluminum
     Products, VRDN, RB (A) (B) (C)
     3.700%, 03/07/97                  1,500         1,500
   Redmond Public Corporation
     Industrial Development Revenue,
     Integrated Circuit Project,
     Ser 88, VRDN, RB (A) (B) (C)
     3.720%, 03/07/97                    620           620
   Student Loan Finance Association
     Project, Second Series, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                  1,605         1,605
   Washington State Housing Finance
     Commission, YMCA Greater
     Seattle Project, VRDN, RB (A) (B) (C)
     3.450%, 03/03/97                  2,200         2,200
   Washington State Housing Finance
     Community, Nonprofit Housing
     YMCA, Snobonish County Project,
     VRDN, RB (A) (B) (C)
     3.450%, 03/03/97                  1,700         1,700
   Washington State Housing Finance
     Community, Pioneer Human
     Services Project, Ser 91,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  1,855         1,855
                                                  --------
                                                     9,480
                                                  --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   24

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA -- 1.5%
   Charleston Building Common
     Parking Facility Revenue,
     Charlestown Town Center,
     Ser A (A) (B) (C)
     3.430%, 03/07/97                $ 9,100       $ 9,100
   Parkersburg Industrial Development
     Revenue, B-H Associates Project,
     VRDN, RB (A) (B) (C)
     3.675%, 03/07/97                  3,500         3,500
   West Virginia Hospital Finance
     Authority, Hospital Revenue,
     VHA Mid-Atlantic/Cap, Ser C,
     AMBAC Insured, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  3,500         3,500
                                                   -------
                                                    16,100
                                                   -------
WISCONSIN -- 8.4%
   Ashland School District, TRAN
     4.500%, 08/29/97                  3,500         3,506
   Beaver Dam, USD, TRAN
     4.140%, 08/27/97                  3,000         3,001
   Beloit School District, TRAN
     3.840%, 10/30/97                  1,200         1,200
   Burlington Area School
     District, TRAN
     4.220%, 08/29/97                  3,000         3,002
   Cambridge Joint School
     District, BAN
     4.700%, 06/20/97                  6,000         6,019
   Cudahy School District, BAN
     3.900%, 06/04/97                  2,655         2,656
   Eau Claire Area School
     District, TRAN
     3.920%, 09/29/97                  5,000         5,001
   Green Bay Area Public School
     District Anticipation Note, Fed
     Tax Exempt - State Taxable
     3.840%, 02/02/98                  7,000         7,002
   Hartford Industrial Development
     Revenue, IC Products Company
     Project, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                  5,000         5,000
   Janesville School District, TRAN
     3.910%, 09/25/97                  3,000         3,000
   Kenosha School District, TRAN
     4.250%, 09/26/97                  8,100         8,116
   Kettle-Moraine School
     District, TRAN
     4.010%, 08/22/97                  3,200         3,200
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Kewaunee, Wisconsin School
     District, BAN
     4.130%, 06/23/97                $ 6,000     $   6,001
   Lakeland Union High District, BAN
     4.280%, 06/27/97                  5,500         5,501
   Menasha Joint School
     District, TRAN
     4.500%, 10/06/97                  2,400         2,408
   Mequon & Thiensville School
     District, TRAN
     4.250%, 09/10/97                  2,250         2,251
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     91            92
   Oregon County School
     District, TRAN
     4.240%, 09/17/97                  2,300         2,301
   Platteville School District, BAN
     4.140%, 06/04/97                  7,000         7,007
   Village of Menomonee Industrial
     Development Revenue, Maysteel
     Corporation, VRDN, RB (A) (B) (C)
     3.465%, 03/07/97                  3,000         3,000
   Wausau Industrial Development
     Revenue, Venture Partnership
     Project, VRDN, RB (A) (B) (C)
     3.400%, 03/07/97                 10,000        10,000
                                                ----------
                                                    89,264
                                                ----------
WYOMING -- 0.5%
   Cheyenne County, Revenue
     Refunding, Holiday Inn Project,
     VRDN, RB (A) (B) (C)
     3.900%, 04/01/97                  1,300         1,300
   Evanston Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.650%, 06/01/97                  3,700         3,700
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 08/15/97                     66            67
                                                ----------
                                                     5,067
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $1,088,543)                             1,088,543
                                                ----------
TOTAL INVESTMENTS -- 102.9%
   (Cost $1,088,543)                             1,088,543
                                                ----------
   25

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INSTITUTIONAL TAX FREE PORTFOLIO--CONCLUDED
-------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (2.9%)      $   (31,186)
                                                -----------
NET ASSETS
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 1,034,131,853
   outstanding shares of beneficial interest     1,033,963
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 19,204,727
   outstanding shares of beneficial interest        19,205
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 4,188,195
   outstanding shares of beneficial interest         4,188
Undistributed net investment income                      7
Accumulated net realized loss
   on investments                                       (6)
                                                ----------
Total Net Assets--100.0%                        $1,057,357
                                                ==========

Net Asset Value, Offering and
   Redemption Price Per Share-- Class A              $1.00
                                                ==========
Net Asset Value and Redemption
   Price Per Share-- Class B                         $1.00
                                                ==========

Net Asset Value and Redemption
   Price Per Share-- Class C                         $1.00
                                                ==========

AMBAC AMERICAN  MUNICIPAL BOND ASSURANCE  CORPORATION
BAN   BOND ANTICIPATION NOTE
COP   CERTIFICATE OF PARTICIPATION
FGIC  FINANCIAL  GUARANTY INSURANCE COMPANY
FSA   FINANCIAL SECURITY ASSURANCE
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INVESTORS ASSURANCE
RAN   REVENUE  ANTICIPATION  NOTE
RB    REVENUE  BOND SER SERIES
TAN   TAX ANTICIPATION NOTE
TAW   TAX ANTICIPATION  WARRANT
TECP  TAX EXEMPT COMMERCIAL PAPER
TRAN  TAX & REVENUE ANTICIPATION NOTE
USD   UNIFIED SCHOOL DISTRICT
VHA   VETERANS HOSPITAL ASSOCIATION
VRDN  VARIABLE  RATE  DEMAND  NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED  SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


PENNSYLVANIA TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.1%
PENNSYLVANIA -- 100.1%
   Athens Area School District, TRAN
     4.100%, 06/30/97                $   800       $   800
   Beaver County Industrial
     Development Revenue,
     Duquesne Light & Power,
     TECP (C)
     3.400%, 04/21/97                  1,000         1,000
   Bradford County Industrial
     Development Authority,
     Guthrie Project, VRDN,
     RB (A) (B) (C)
     3.550%, 03/07/97                    300           300
   Butler County Industrial
     Development Authority,
     Pennzoil Project, VRDN,
     RB (A) (B) (C)
     3.700%, 03/07/97                    600           600
   Chartiers Valley Industrial &
     Commercial Development
     Authority, Commercial
     Development Revenue, Parkay
     Center West Project A,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,165         1,165
   Chester County Health & Education
     Facilities Authority, Barclay
     Friends Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.300%, 03/07/97                  1,050         1,050
   Cumberland Valley School
     District, Ser A, GO
     6.150%, 09/01/97                     95            96
   Cumberland Valley School
     District, Ser B, GO
     5.750%, 09/01/97                    385           388
   Delaware County Airport Facility,
     Airport Facility Revenue, Ser 85,
     VRDN, RB (A) (B)
     3.400%, 03/01/97                  1,100         1,100
   Delaware County Industrial
     Development Authority, British
     Petroleum Project, Ser 95,
     VRDN, RB (A) (B)
     3.450%, 03/01/97                  1,000         1,000
   Delaware Valley Regional Finance
     Authority, Local Government
     Revenue, Ser B, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                  1,000         1,000
   Delaware Valley Regional Finance
     Authority, Local Government
     Revenue, Ser D, VRDN,
     RB (A) (B) (C)
     3.400%, 03/07/97                    100           100

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   26

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Johnsonburg Area School District,
     Elk County, GO, FSA Insured
     4.000%, 04/01/97                  $ 135         $ 135
   Lancaster Higher Education
     Authority, Franklin & Marshall
     Project, Ser 95, VRDN, RB (A) (B)
     3.450%, 03/07/97                    775           775
   Langhorne Hospital Revenue
     Authority, Franciscan Health
     Systems Project, Ser C, VRDN,
     RB (A) (B) (C)
     3.400%, 03/01/97                    400           400
   Lebanon County Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, VRDN, RB (A) (B)
     3.350%, 03/07/97                  2,020         2,020
   Lehigh County Water Authority,
     VRDN, RB, FGIC Insured (A) (B)
     3.250%, 03/07/97                    735           735
   Montgomery County Higher
     Education & Health Facility
     Authority, Higher Education
     & Loan, Ser 96-A, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,700         1,700
   Montgomery County Industrial
     Development Authority, Pollution
     Control Revenue, TECP (C)
     3.400%, 04/01/97                    360           360
     3.400%, 05/08/97                  1,000         1,000
   Montgomery County Industrial
     Development Authority, Valley
     Square Project, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                    755           755
   Norristown, TRAN
     3.900%, 12/31/97                  1,250         1,250
   North Umberland County Industrial
     Development Authority, Atlas
     Development Association,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                     95            95
   Northeastern Hospital & Education
     Authority, Allhealth Pooled
     Financing Program, VRDN,
     RB (A) (B) (C)
     3.350%, 03/07/97                  1,850         1,850
   Philadelphia Industrial
     Development Authority,
     Multi-Family Housing, Harbor
     View Towers Project, VRDN,
     RB (A) (B) (C)
     3.500%, 03/07/97                  1,065         1,065
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State Higher Education
     Facilities, Thomas Jefferson
     University, Ser B, RB (A) (B) (C)
     3.500%, 08/27/97               $  1,250      $  1,250
   Pennsylvania Intergovernmental
     Authority, Special Tax Revenue,
     Philadelphia Funding Program,
     RB, FGIC Insured
     5.000%, 06/15/97                    300           301
   Philadelphia Redevelopment
     Authority, Rivers Edge Project,
     VRDN, RB (A) (B) (C)
     3.600%, 03/07/97                    500           500
   Philadelphia School District,
     Refunding Project, Ser B,
     AMBAC Insured
     4.300%, 07/01/97                    100           100
   Philadelphia School District, TRAN
     4.500%, 06/30/97                  1,250         1,252
   Philadelphia, Authority for
     Industrial Development Revenue,
     City Line Holiday Inn Project
     Series 96 (A) (B)
     3.400%, 03/07/97                  1,500         1,500
   Philadelphia, TRAN
     4.500%, 06/30/97                  1,000         1,002
   Sayre Health Facilities Authority
     Revenue, VHR Pennsylvania
     Capital Financing Project, Ser D,
     VRDN, RB, AMBAC
     Insured (A) (B)
     3.300%, 03/07/97                    200           200
   Schuylkill County, Industrial
     Development Authority,
     Northeastern Power Project,
     VRDN, RB (A) (B) (C)
     3.500%, 03/01/97                    500           500
   Schuylkill County, Industrial
     Development Authority,
     Westwood Energy Project,
     VRDN, RB (A) (B) (C)
     3.550%, 03/01/97                    200           200
   Scranton-Lackawana Health &
     Welfare Authority, University
     of Scranton Project, RB (A) (B) (C)
     3.800%, 05/01/97                    685           685
   Shaler Township, TRAN
     3.950%, 12/31/97                    800           801
   Southern Tioga School District,
     Ser A, GO, FSA Insured
     3.650%, 08/15/97                    250           250
   27

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



PENNSYLVANIA TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State Higher Education Facility,
     Allegheny College Project,
     VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                $   100      $    100
   State Revenue, Second Ser A,
     GO, MBIA Insured
     6.000%, 11/01/97                  1,000         1,015
   Temple University, University
     Funding, Ser 96, RB
     4.625%, 05/20/97                  1,000         1,002
   West York School District
     Authority, TRAN
     4.375%, 06/30/97                    534           535
   York General Authority, Pooled
     Revenue, VRDN, RB (A) (B) (C)
     3.350%, 03/07/97                  1,000         1,000
                                                  --------
                                                    32,932
                                                  --------
Total Municipal Bonds
    (Cost $32,932)                                  32,932
                                                  --------
Total Investments -- 100.1%
   (Cost $32,932)                                   32,932
                                                  --------
Other Assets and Liabilities, Net -- (0.1%)            (17)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 32,928,964
   outstanding shares of beneficial interest        32,929
Accumulated net realized loss
   on investments                                      (14)
                                                  --------
Total Net Assets--100.0%                          $ 32,915
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A              $1.00
                                                  ========

AMBAC AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC  FINANCIAL GUARANTY INSURANCE COMPANY
FSA   FINANCIAL SECURITY ASSURANCE
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INVESTOR ASSURANCE
RB    REVENUE BOND
SER   SERIES
TECP  TAX EXEMPT COMMERCIAL PAPER
TRAN  TAX & REVENUE  ANTICIPATION NOTE
VRDN  VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1997.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 104.3%
ALABAMA -- 0.9%
   State Private Colleges & Tuskegee
     University Project, RB,
     Asset Guaranty
     5.700%, 09/01/10                $   825       $   826
     5.700%, 09/01/11                    870           871
                                                   -------
                                                     1,697
                                                   -------
ALASKA -- 2.0%
   Anchorage Electric Utility, RB,
     MBIA Insured
     8.000%, 12/01/06                  1,775         2,177
     8.000%, 12/01/07                  1,310         1,618
                                                   -------
                                                     3,795
                                                   -------
ARIZONA -- 1.0%
   Tempe, GO
     8.000%, 07/01/01                    735           840
   Yuma County, Arizona Jail Revenue,
     RB AMBAC Insured
     6.000%, 07/01/03                  1,025         1,106
                                                   -------
                                                     1,946
                                                   -------
ARKANSAS -- 0.1%
   Little Rock Capital Improvement
     Refunding Bonds, Ser 95-A, RB,
     Callable 02/01/00 @ 100
     5.950%, 02/01/12                    140           141
                                                   -------
CALIFORNIA -- 19.8%
   Anaheim Public Finance Authority,
     Electric Utility Project, RB,
     MBIA Insured, Callable
     04/01/03 @ 102
     5.400%, 10/01/08                  2,000         2,037
   Anaheim Public Improvements,
     Ser C, RB
     6.000%, 09/01/13                  2,325         2,485
   California Health Facilities Finance
     Authority, Sisters of Providence, RB
     5.500%, 10/01/05                  1,100         1,133
   California Health Facilities Finance
     Authority, Summit Medical Center,
     Ser A, RB, FSA Insured
     5.250%, 05/01/04                  1,500         1,543
   California Housing Finance
     Agency, RB, MBIA Insured
     5.300%, 08/01/14                    475           476
   California Housing Finance Agency,
     RB, MBIA Insured,
     Callable 08/01/04 @ 102
     7.250%, 08/01/17                  1,250         1,337

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State Educational
     Facilities, USC, Ser A, RB
     5.600%, 10/01/05                $ 1,140       $ 1,181
   California State, GO,
     Callable 06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,602
   California Statewide Communities
     Development Authority,
     San Gabriel Valley-A, COP
     6.000%, 09/01/06                  1,000         1,054
   Contra Costa, Merrithew Memorial
     Hospital, COP
     5.250%, 11/01/05                  2,000         2,052
   Education Facility Authority,
     University of San Francisco,
     RB, MBIA Insured
     6.000%, 10/01/08                  1,000         1,090
   Elk Grove, Unified School District,
     GO, AMBAC Insured
     6.500%, 12/01/07                  1,000         1,135
   Irvine Special Assessment, District
     89-10, VRDN, GO (A) (B) (E)
     3.350%, 09/02/15                    100           100
   Los Angeles Airport, American
     Airlines, Ser E, VRDN (A)
     3.500%, 12/01/24                    900           900
   Los Angeles County Public
     Leasing, RB
     5.125%, 09/01/08                  1,380         1,382
   Los Angeles Department of Water
     & Power, RB
     9.000%, 10/15/02                  2,000         2,440
   Los Angeles, Unified School District,
     COP, FSA Insured
     5.100%, 10/01/06                  1,050         1,064
   Modesto Irrigation, RB,
     MBIA Insured
     5.150%, 10/01/04                  1,000         1,037
   Mojave Water Agency, GO,
     FGIC Insured, Callable
     09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,015
   Oakland Health Facilities Authority,
     Childrens Hospital Project, RB
     5.000%, 07/01/01                  1,175         1,197
   Orange County Transportation
     Authority, Sales Tax Revenue,
     First Ser-Measure M, RB
     5.400%, 02/15/00                  1,000         1,026
   Orange County, COP, MBIA
     Insured, Callable 7/1/06 @ 102
     5.800%, 07/01/16                  1,000         1,010
   Pomona, Unified School District,
     Ser A, GO, MBIA Insured
     5.600%, 08/01/07                  1,040         1,093
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Public Works, California State
     University Project, Ser A, RB
     5.500%, 10/01/07               $  2,000      $  2,052
   Rancho Mirage, Eisenhower Med
     Center, COP, MBIA Insured,
     Callable 7/1/07 @ 102
     5.125%, 07/01/09                  2,150         2,123
   Stanislaus, Ogden Martin Systems
     Project, RB, Callable
     01/01/00 @ 102
     7.625%, 01/01/10                  1,000         1,070
   University of California, Board
     of Regents, RB
     6.500%, 09/01/02                  1,995         2,167
                                                  --------
                                                    37,801
                                                  --------
COLORADO -- 2.4%
   Colorado Health Facilities
     Authority, RB
     6.250%, 02/01/04                  1,500         1,560
   Colorado Student Loan, RB (E)
     6.100%, 09/01/02                  1,835         1,913
   Highlands Ranch, Met Dist 1, GO
     5.500%, 09/01/06                  1,000         1,050
                                                  --------
                                                     4,523
                                                  --------
CONNECTICUT -- 0.9%
   Connecticut State Industrial
     Development Authority,
     Pollution Control Revenue,
     Frito-Lay/Pepsi Project, RB
     6.375%, 07/01/04                    560           571
   Mashantucket, Western Pequot
     Tribe, RB
     6.250%, 09/01/03                  1,000         1,054
                                                  --------
                                                     1,625
                                                  --------
DELAWARE -- 0.2%
   Wilmington Hospital, VRDN,
     RB (A) (E)
     3.500%, 07/01/11                    400           400
                                                  --------
DISTRICT OF COLUMBIA -- 1.4%
   District of Columbia Hospital
     Revenue, Washington Hospital
     Center, RB, MBIA Insured,
     Callable 08/05/02 @ 102
     7.000%, 08/15/05                  1,500         1,669
   District of Columbia, Ser A, GO
     5.125%, 06/01/99                  1,000         1,001
                                                   -------
                                                     2,670
                                                  --------
   29

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INTERMEDIATE-TERM MUNICIPAL--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- 2.7%
   Florida Housing Finance
     Authority, Capital Appreciation,
     Single Family Mortgage,
     Zero Coupon Bond, RB
     0.000%, 07/15/16               $  2,000      $    227
   Fort Meyers, RB, AMBAC Insured
     5.100%, 12/01/01                  1,010         1,040
   Hillsborough County Utility
     Authority, RB, MBIA Insured (D)
     9.750%, 12/01/03                  1,425         1,724
   Orlando & Orange County
     Expressway Authority, Florida
     Expressway Revenue, Linked
     Security, RB, FGIC Insured
     5.097%, 07/01/04                  2,200         2,241
                                                  --------
                                                     5,232
                                                  --------
GEORGIA -- 1.8%
   College Park, Industrial Development
     Authority, RB, FSA Insured
     5.100%, 09/01/03                  1,050         1,068
     5.200%, 09/01/04                  1,105         1,126
   Gwinette County, GO
     9.500%, 02/01/02                  1,000         1,197
                                                  --------
                                                     3,391
                                                  --------
IDAHO -- 0.1%
   Power County, Pollution Control
     Revenue, FMC Corporation Project,
     VRDN, RB (A) (E)
     3.500%, 12/01/10                    100           100
                                                  --------
Illinois -- 5.2%
   Cook County, GO, MBIA Insured
     7.250%, 11/01/07                  2,000         2,375
   Illinois Hospital Facilities, Metropolitan
     Pier & State Exposition Authority,
     McCormick Plaza Convention, RB
     6.250%, 07/01/17                    450           453
   Illinois Housing Development
     Authority, RB,
     Callable 2/1/06 @ 102
     5.650%, 02/01/16                  1,170         1,179
   Illinois State GO,
     Callable 08/01/99 @ 102
     6.375%, 08/01/00                  1,000         1,059
   Illinois State Health Facility
     Authority, RB, MBIA Insured
     7.900%, 08/15/03                    561           576
   Kane & DeKalb County, Unified
     School District #301, GO,
     AMBAC Insured
     6.300%, 12/01/04                  2,640         2,907
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   McClean County Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02               $  1,280      $  1,448
                                                  --------
                                                     9,997
                                                  --------
INDIANA -- 0.9%
   Indiana State Health Facilities, RB
     7.100%, 09/01/03                  1,555         1,695
   Rockport Pollution Control
     Revenue, AEP Generating
     Company, Project B, VRDN,
     RB, AMBAC Insured (A)
     3.500%, 07/01/25                    100           100
                                                  --------
                                                     1,795
                                                  --------
IOWA -- 0.5%
   Eddyville, Pollution Control, RB
     5.400%, 10/01/06                  1,000         1,034
                                                  --------
KENTUCKY -- 0.9%
   Kentucky State Turnpike
     Authority, Ser A, RB
     8.500%, 07/01/04                    410           420
   Kentucky State Turnpike Authority,
     TRAN, AMBAC Insured
     5.500%, 07/01/06                  1,200         1,261
                                                  --------
                                                     1,681
                                                  --------
LOUISIANA -- 1.0%
   Louisiana State Housing Finance
     Agency, RB, MBIA Insured
     5.125%, 12/01/10                    445           446
   Louisiana State GO, Ser A, Callable
     08/01/97 @ 102
     7.000%, 08/01/02                  1,500         1,551
                                                  --------
                                                     1,997
                                                  --------
MASSACHUSETTS -- 16.1%
   Commonwealth of Massachusetts,
     Ser E, VRDN, RB (A) (E)
     3.400%, 12/01/97                    980           980
   Commonwealth of Massachusetts,
     VRDN, RB (A) (B) (E) Ser B
     3.400%, 12/01/97                 10,700        10,700
   Holyoke, GO
     5.500%, 06/15/03                  1,640         1,710
   Lowell, GO, FSA Insured,
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                  1,855         2,129
   Massachusetts State Health &
     Education Facilities Authority, RB
     5.500%, 07/01/01                  1,325         1,327

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   30

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts Bay Transportation
     Authority, General Transportation
     System, GO
     7.000%, 03/01/07               $  3,000       $ 3,465
   Massachusetts Bay Transportation
     Authority, RB,
     Callable 03/01/06 @ 101
     5.625%, 03/01/26                  2,000         1,955
   Massachusetts State Single Family
     Housing, Ser 14, RB,
     Callable 06/01/00 @ 102
     7.600%, 12/01/14                    980         1,049
   Massachusetts State, GO, Ser B
     6.250%, 07/01/02                  1,155         1,243
   Massachusetts State Industrial
     Financing Authority, RB
     Mandatory Put  05/1/02 @ 100
     5.000%, 05/01/26                  1,000         1,000
   Massachusetts State, Lowell General
     Hospital, Ser B, RB, FSA Insured,
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                  1,585         1,565
   Massachusetts State Water Resource
     Authority, Ser B, RB
     5.250%, 03/01/13                  1,000           968
   Municipal Wholesale Electric
     Company, Ser A, RB, Mandatory
     Redemption @ 100 (B)
     8.750%, 07/01/18                     60            69
   New England Education Loan
     Marketing, RB
     5.800%, 03/01/02                  1,475         1,536
   Springfield GO, AMBAC Insured
     6.375%, 08/01/04                  1,000         1,105
                                                  --------
                                                    30,801
                                                  --------
MICHIGAN -- 3.0%
   Battle Creek Development Authority,
     RB Callable  05/1/04 @ 102
     7.300%, 05/01/10                  1,195         1,337
   Building Authority, Ser I, RB
     AMBAC Insured
     5.500%, 10/01/05                  1,500         1,569
   Greater Detroit Resource Recovery,
     RB, AMBAC Insured
     5.500%, 12/13/03                  1,525         1,603
   Kent Hospital Financing Authority,
     Blodgett Memorial Medical Center,
     Ser A, RB Callable 07/01/99 @ 102
     7.000%, 07/01/01                  1,000         1,065
   Michigan Housing Development
     Authority, Zero Coupon, RB
     Callable 04/01/99 @ 14.71
     0.000%, 04/01/15                  1,300           171
                                                  --------
                                                     5,745
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA -- 0.9%
   Maplewood, Health Care Facilities,
     RB Callable 11/15/01 @ 100
     5.700%, 11/15/02                $ 1,740      $  1,748
                                                  --------
MISSISSIPPI -- 0.9%
   Mississippi State Capital
     Improvement, Ser A,
     GO, Callable 08/01/03 @ 100
     5.100%, 08/01/07                  1,685         1,704
                                                  --------
NEW JERSEY -- 0.5%
   Camden County, Cooper Health
     Project, RB
     5.500%, 02/15/02                  1,000         1,006
                                                  --------
NEW MEXICO -- 1.2%
   Mortgage Finance Authority,
     Single Family Mortgage, RB,
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                  1,290         1,355
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC Insured,
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/05                    785           895
                                                  --------
                                                     2,250
                                                  --------
NEW YORK -- 9.0%
   City of New York, Sales Tax, RB
     6.000%, 07/01/07                  1,500         1,626
   City of New York, Ser H, RB
     6.250%, 07/01/07                  2,300         2,538
   Energy Research & Development
     Authority, Electric & Gas,
     VRDN, RB (A)
     3.350%, 06/01/29                  2,080         2,080
   NY State Dormitory Authority,
     RB AMBAC Insured
     6.000%, 08/15/05                  2,000         2,158
   NY State Dormitory Authority,
     RB, Callable 05/15/03 @ 102,
     6.000%, 05/15/22                  1,200         1,206
   NY State Dormitory Authority,
     Rosewell Park, RB
     5.500%, 07/01/03                  1,000         1,021
   NY State Medical Care Facility
     Finance Agency,
     Adult Day Care, RB
     5.350%, 11/15/05                    825           848
   NY State Medical Care Facility
     Finance Agency, Ser C, RB,
     FHA Insured
     5.200%, 08/15/05                    560           578
   NY State Medical Care Facility
     Finance Agency, St Lukes, RB,
     Callable 08/15/03 @ 102
     FHA Insured
     5.600%, 08/15/13                  1,015         1,018
   31

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INTERMEDIATE-TERM MUNICIPAL--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   NY State Urban Development, GO
     6.250%, 01/01/09                $ 1,325      $  1,409
   NY State Urban Development
     Authority, Correctional Facilities,
     Ser G, RB, Callable 01/01/00 @ 102
     7.100%, 01/01/03                  2,500         2,678
                                                  --------
                                                    17,160
                                                  --------
NORTH CAROLINA -- 0.5%
   Eastern Municipal Power Agency,
     RB, MBIA Insured
     5.500%, 01/01/04                  1,000         1,036
                                                  --------
OHIO -- 3.7%
   Dayton, Special Facilities, Air
     Freight, RB
     6.050%, 10/01/09                  1,000         1,024
   Franklin County Health System,
     VRDN (A)
     3.400%, 07/01/15                  1,200         1,200
   Ohio State Building Authority,
     Correctional Facilities, Ser A, RB
     5.000%, 10/01/03                  2,000         2,050
   Ohio State Building Authority, State
     Facilities, RB
     5.500%, 10/01/07                  1,700         1,770
   Strongsville City School District,
     GO, MBIA Insured
     5.300%, 12/01/10                  1,050         1,064
                                                  --------
                                                     7,108
                                                  --------
OKLAHOMA -- 2.1%
   Central Oklahoma Transportation
     & Parking Authority, RB (D)
     6.000%, 07/01/03                    170           177
   Industrial Development Authority,
     Integris Health, RB, AMBAC
     Insured
     5.250%, 08/15/06                  1,255         1,280
   McAlester Public Works Authority,
     RB, FSA Insured
     8.100%, 12/01/08                    875         1,092
   Tulsa Industrial Development
     Authority, St. Johns Medical
     Center, RB (D)
     6.875%, 01/01/02                    460           489
   Tulsa Port Industrial
     Development Authority, RB
     5.350%, 09/01/06                  1,000         1,024
                                                  --------
                                                     4,062
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.5%
   Easton Joint School Authority, RB (D)
     5.350%, 04/15/02                 $  250      $    256
   State Health Services Allegheny/
     Delaware Valley, RB,
     MBIA Insured
     5.500%, 11/15/08                  2,000         2,075
   Westmoreland County Municipal
     Authority, Special Obligation (D)
     9.125%, 07/01/10                    470           561
                                                  --------
                                                     2,892
                                                  --------
SOUTH CAROLINA -- 1.2%
   Public Service Authority, Electric
     Improvement Revenue, Ser B, RB,
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                  1,220         1,334
   Spartanburg County, School
     District #5, COP, MBIA Insured
     5.400%, 07/01/08                  1,000         1,005
                                                  --------
                                                     2,339
                                                  --------
SOUTH DAKOTA -- 1.2%
   South Dakota State Health &
     Educational Facilities Authority,
     RB, MBIA Insured,
     Callable 07/01/06 @ 102
     6.000%, 07/01/08                  1,025         1,107
   South Dakota State Housing
     Authority, Ser A, RB
     5.500%, 05/01/10                  1,000         1,005
   South Dakota State Student Loan
     Assistance Corporation, Ser A, RB
     7.000%, 08/01/98                    180           188
                                                  --------
                                                     2,300
                                                  --------
TEXAS -- 10.4%
   Austin Independent School
     District, RB (D)
     9.000%, 07/01/99                    645           714
   Austin Utility Systems, Ser 92-B,
     RB, Callable 11/15/98 @ 102
     7.250%, 11/15/03                  1,175         1,247
     7.750%, 11/15/08                    600           649
   Cedar Hill Independent
     School District, RB
     6.450%, 08/15/03                  2,225         2,456
   Department of Housing Affairs,
     Single Family, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                  2,000         2,033

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   32

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Fort Worth Water & Sewer
     Authority, RB
     5.250%, 02/15/06                $ 1,360      $  1,396
   Harris County, GO
     10.000%, 10/01/00                 1,850         2,185
      7.000%, 10/01/01                 2,000         2,210
   Harris County, Health Facilities
     Development, RB
     6.000%, 06/01/09                  1,825         1,946
   Houston Housing Financing
     Corp, Ser A, RB, Callable
     12/01/06 @ 102
     8.000%, 06/01/14                  1,000         1,074
   Lone Star Airport Improvement
     Authority, VRDN (A)
     3.500%, 12/01/14                  1,400         1,400
   Plano, GO
     5.625%, 09/01/06                  1,020         1,085
   Texas Municipal Power Agency, RB,
     MBIA Insured
     5.500%, 09/01/10                  1,000         1,025
   Texas State Department of Housing
     & Community, Zero Coupon Bond,
     Capital Appreciation, RB
     0.000%, 03/01/15                  1,280           382
                                                  --------
                                                    19,802
                                                  --------
UTAH -- 1.2%
   Salt Lake City Airport, RB,
     FGIC Insured
     7.400%, 06/01/00                  1,100         1,163
   Utah State Single Family Housing,
     Issue B, RB, FHA Insured
     Callable 07/01/03 @ 102
     5.125%, 07/01/24                  1,050         1,050
                                                  --------
                                                     2,213
                                                  --------
VIRGINIA -- 1.8%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                  1,000           993
   Housing Development Authority,
     RB Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,303
   Virginia State Housing Development
     Authority, Zero Coupon, RB
     Callable 05/01/97 @ 17.158
     0.000%, 11/01/17                  2,200           382
   Virginia State Housing,
     Multi-Family Housing, RB
     5.250%, 05/01/03                    685           700
                                                  --------
                                                     3,378
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON -- 2.8%
   Clark County, Public Utility
     District # 001, RB, FGIC Insured
     6.000%, 01/01/04                $ 2,525      $  2,708
   Grant County, Public Utility
     District #2, RB
     5.625%, 01/01/07                  2,470         2,560
                                                  --------
                                                     5,268
                                                  --------
WEST VIRGINIA -- 1.1%
   State Building Community
     Lottery, Ser A, RB MBIA Insured
     5.500%, 07/01/05                  2,100         2,192
                                                  --------
WISCONSIN -- 2.9%
   Wisconsin State Housing &
     Economic Development
     Authority, Home Ownership,
     Ser 1, RB, FHA Insured,
     Callable  07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,363
   Wisconsin State Public Power,
     RB, Pre-Refunded @ 102,
     AMBAC Insured (C)
     6.875%, 07/01/21                  2,000         2,225
   Wisconsin State, Clean
     Water Revenue, Ser 1, RB
     6.875%, 06/01/11                  1,640         1,882
                                                  --------
                                                     5,470
                                                  --------
WYOMING -- 0.5%
   Wyoming Student Loan
     Corporation, RB
     6.250%, 12/01/99                  1,000         1,035
                                                  --------
Total Municipal Bonds
   (Cost $196,500)                                 199,334
                                                  --------
Total Investments -- 104.3%
   (Cost $196,500)                                 199,334
                                                  --------
Other Assets and Liabilities, Net-- (4.3%)          (8,274)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 17,890,808
   outstanding shares of beneficial interest       189,219
Overdistributed net investment income                   (4)
Accumulated net realized loss
   on investments                                     (989)
Net unrealized appreciation
   on investments                                    2,834
                                                  --------
Total Net Assets--100.0%                          $191,060
                                                  ========

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



INTERMEDIATE-TERM MUNICIPAL--CONCLUDED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $10.68
                                                    ======

AMBAC  AMERICAN   MUNICIPAL  BOND  ASSURANCE   CORPORATION
COP    CERTIFICATE  OF PARTICIPATION
FGIC   FINANCIAL  GUARANTY  INSURANCE  COMPANY
FHA    FEDERAL HOUSING AGENCY
FSA    FINANCIAL  SECURITY  ASSURANCE
GO     GENERAL OBLIGATION
MBIA   MUNICIPAL BOND INVESTORS ASSURANCE
RB     REVENUE BOND
SER    SERIES
TRAN   TAX & REVENUE ANTICIPATION NOTE
VRDN   VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1997.
(B) MANDATORY REDEMPTION--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE MANDATORY REDEMPTION DATE.
(C) PRE-REFUNDED SECURITY--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

 PENNSYLVANIA MUNICIPAL
    PORTFOLIO
    MUNICIPAL BONDS -- 95.7%
    PENNSYLVANIA -- 95.7%
   Allegheny County Hospital
     Development Authority,
     Allegheny General Hospital, RB (C)
     7.250%, 07/01/03                 $  270        $  292
     6.750%, 05/01/04                     10            11
   Allegheny County Hospital
     Development Authority, Allegheny
     Valley Hospital, RB
     7.750%, 08/01/20                     80            84
   Allegheny County Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                     50            52
   Allegheny County Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    550           601
   Allegheny County Hospital
     Development Authority,
     St. Margaret Memorial
     Hospital, RB (C)
     6.750%, 07/01/10                    520           567
   Allegheny County Industrial
     Development Authority, Mandatory
     Put 12/01/00 @ 100 RB (B) (D)
     5.250%, 12/01/00                     25            25
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County Industrial
     Development Authority,
     RB, AMT (B)
     6.000%, 10/01/04                 $  150        $  150
   Allegheny County Redevelopment
     Authority, Home Improvement, RB
     6.700%, 08/01/99                    485           499
   Allegheny County Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                     45            49
   Allentown Hospital Authority,
     Sacred Heart Project, RB (C)
     8.000%, 03/01/09                    140           162
   Allentown Hospital Authority,
     Sacred Heart Project, Ser A, RB
     6.500%, 11/15/08                  1,200         1,239
   Altoona Area School District
     Authority, Ser 78, RB (A)
     Pre-Refunded @ 100
     6.500%, 07/01/06                    185           199
   Altoona School District, RB (C)
     6.250%, 01/01/03                     10            10
   Baldwin Whitehall School Building
     Revenue, RB (C)
     6.625%, 11/15/02                     80            80
   Bensalem Township Water & Sewer
     Authority, RB (C)
     6.750%, 12/01/14                    100           116
   Blair County Hospital
     Authority, RB (C)
     6.900%, 07/01/08                  1,040         1,147
   Blairsville- Saltsburg School
     District, RB, AMBAC
     Insured (C)
     9.000%, 05/15/03                     50            58
   Borough of Tarentum Guaranteed
     Electric Revenue Bond, Ser 93-A,
     RB, Asset Guaranty Insured
     5.500%, 09/01/08                    645           649
   Bucks County Industrial
     Development Authority
     Revenue, RB (C)
     8.750%, 09/01/04                     30            34
   Bucks County Redevelopment
     Authority, Mortgage Revenue,
     Warminster Heights, Section 8,
     RB, FHA Insured
     5.750%, 08/01/97                     25            25
     6.250%, 08/01/02                    315           327
   Butler Area Sewer Authority,
     Sewer Revenue, RB (A)
     Pre-Refunded @ 100
     7.250%, 01/01/04                     95           105

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   34

================================================================================



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Butler County Industrial
     Development Authority,
     Commercial Development, RB (B)
     4.900%, 11/01/03                 $  700        $  697
   Cambria County Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                    235           279
   Chester County Hospital Authority,
     Brandywine Hospital, RB
     7.000%, 07/01/10                    105           107
   Chester County Hospital
     Authority, RB (C)
     5.500%, 02/01/03                    120           122
   City of Aliquippa, Beaver County,
     RB, Asset Guaranty Insured
     8.250%, 09/15/01                  1,090         1,166
   Cresswell Heights, Joint Water
     Authority Revenue, RB (C)
     7.375%, 03/01/07                     95           106
   Dauphin County General Authority,
     Phoenixville Hospital, Hapsco
     Group Incorporated, Ser 92-A,
     RB, FGIC Insured
     5.900%, 07/01/05                    845           901
   Dauphin County General School
     Authority, Penncrest School
     Project, RB, Mandatory Put
     06/02/03 @ 100 (D)
     6.600%, 06/02/03                    915           985
   Dauphin County General School
     Authority, RB, Mandatory Put
     06/01/98 @ 100 (D)
     6.000%, 06/01/98                     50            51
   Dauphin County General School
     Authority, RB, Mandatory Put
     06/01/04 @ 100 (D)
     6.700%, 06/01/04                  1,220         1,313
   Delaware County Authority, Hospital
     Revenue, Crozer-Chester Medical
     Center, RB (C)
     7.250%, 12/15/10                    160           180
   Delaware County Authority,
     University Revenue, Villanova
     University, RB (C)
     9.625%, 08/01/02                    180           205
   Delaware County Industrial
     Development Authority, Resource
     Recovery Project, Ser A, RB (B)
     7.900%, 12/01/05                     35            37
   Delaware County Industrial
     Development Authority, Resource
     Recovery Project, Ser A, RB (B)
     7.650%, 12/01/01                     25            26
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Delaware River Port
     Authority, RB (C)
     6.000%, 01/15/10                  $ 105         $ 110
   Derry Township Sanitation
     Sewer Authority, RB (C)
     6.250%, 08/01/12                     65            68
   Economy Municipal Authority,
     Sewer Revenue, RB
     6.000%, 12/15/03                     55            56
   Erie County Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                    445           495
   Erie County Hospital Authority,
     Hamot Health Systems, RB,
     AMBAC Insured
     6.700%, 02/15/02                    500           545
   Erie County Hospital Authority,
     Hamot Medical Center Project, RB (C)
     6.900%, 01/01/05                    105           113
   Fayette County Hospital Authority,
     Uniontown Hospital, RB,
     Connie Lee Insured
     4.850%, 06/15/01                  1,000         1,005
     5.000%, 06/15/02                    300           302
     5.100%, 06/15/03                  1,065         1,078
     5.200%, 06/15/04                    100           101
     5.300%, 06/15/05                  1,000         1,012
     5.450%, 06/15/07                    740           747
   Financing Authority, Municipal
     Capital Improvemnts Program, RB
     6.600%, 11/01/09                    700           750
   Fort Le Boeuf School District,
     Ser 93-A, GO, MBIA Insured
     5.150%, 01/01/02                    500           517
   Fox Chapel Sanitation Sewer
     Authority, RB
     5.900%, 05/01/05                    260           260
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                     80            88
   Greene County Industrial
     Development Authority, Pollution
     Control Revenue, Monogahela
     Power-Hatfield Ferry, Ser A, RB
     6.300%, 02/01/02                    485           488
   Hampton Township, GO
     6.300%, 06/01/02                    775           832
   Harrisburg Authority, Lease Revenue,
     RB, Pre-Refunded @ 101 (A)
     6.250%, 06/01/01                  1,000         1,071
   Harrisburg, GO (C)
     7.400%, 06/15/04                     45            50
   Harrisburg, GO, Ser A, MBIA
     Insured (C)
     9.750%, 04/15/04                     40            49
   35

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Hickory Township Municipal
     Authority, Sewer Revenue, RB (C)
     6.250%, 02/01/14                  $  10         $  11
   Hopewell Township, Guaranteed
     Sewer Revenue, Ser A, RB,
     Asset Guaranty Insured
     5.800%, 11/01/08                    815           824
   Horizon Health System Authority,
     Horizon Hospital Systems Inc., RB
     5.450%, 05/15/02                    490           490
     5.600%, 05/15/03                    625           625
     5.750%, 05/15/04                    530           532
     5.900%, 05/15/05                    610           615
     6.300%, 05/15/11                  1,145         1,154
   Jefferson County Municipal Authority
     Revenue, RB, MBIA Insured (C)
     7.000%, 12/01/02                     20            22
   Jersey Shore Area School District,
     GO, MBIA Insured (C)
     9.375%, 03/01/03                    150           175
   Lancaster Sewer Authority, RB (C)
     6.000%, 04/01/12                     55            57
   Lehigh County Community
     College, School Lease Revenue, RB
     5.750%, 01/15/02                  1,090         1,093
   Lehigh County General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                     50            54
   Lehigh County Industrial
     Development Authority,
     Strawbridge Project, RB (C)
     7.200%, 12/15/01                  1,015         1,100
   Lower Pottsgrove Township Sewer
     Authority, RB (C)
     6.250%, 05/01/12                     65            69
   Luzerne County, Ser 91, GO,
     FGIC Insured
     6.800%, 09/15/02                    500           546
   Lycoming County Authority,
     Hospital Revenue, Williamsport
     Hospital, RB, Connie Lee Insured
     5.250%, 11/15/06                  1,300         1,323
   McCandless Township Sanitation
     Authority, Sewer Revenue, RB (C)
     6.750%, 11/15/05                    130           142
   Monroeville Hospital Authority,
     Hospital Revenue, East Suburban
     Health Center Program, RB (A)
     Pre-Refunded @ 100
     7.600%, 07/01/04                    245           274
   Monroeville Water Authority,
     Water Authority, RB (C)
     7.250%, 12/01/08                     40            44
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County Higher
     Education & Health Authority,
     Abington Memorial Hospital,
     Ser 91-A, RB, AMBAC Insured
     6.200%, 06/01/00                  $ 800         $ 846
   Montgomery County Industrial
     Development Authority, Health
     Facilities Authority, ECRI
     Project, RB
     6.850%, 06/01/13                  2,165         2,195
   Montgomery County, GO (C)
     9.000%, 08/15/04                    175           199
   Moon School District, School
     Building Revenue, RB,
     MBIA Insured (C)
     6.375%, 11/15/98                     30            30
   Mount Lebanon Hospital
     Authority, RB (C)
     7.000%, 07/01/06                    365           401
   Norristown Area School District,
     Ser 91, Bank Qualified, GO (A)
     Pre-Refunded @ 100
     6.650%, 09/01/01                    100           109
   Northampton County Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Asset Guaranty Insured
     5.350%, 07/01/10                  1,470         1,437
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                     60            62
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     7.000%, 06/01/06                    250           272
     6.375%, 09/01/07                     60            62
   Pennsylvania State Higher Education
     Authority, Ser 95, RB, Asset
     Guaranty Insured
     4.750%, 09/15/02                    270           270
     4.850%, 09/15/03                    250           250
     4.950%, 09/15/04                    515           516
     5.150%, 09/15/06                    345           345
   Pennsylvania State Higher Education,
     College & University, RB (C)
     9.375%, 07/01/10                    170           215
   Pennsylvania State Higher
     Education, Facilities Authority,
     College & University Revenue,
     Tenth Series, RB (C)
     6.900%, 07/01/07                     75            81
   Pennsylvania State Higher
     Education, Facilities Authority,
     Hahnemann University Project,
     Ser-91, RB, MBIA Insured
     Pre-Refunded @ 102 (A)
     6.600%, 07/01/01                    535           591

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   36

================================================================================



--------------------------------------------------------------------------------
                                         FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State Higher Education,
     Facilities Authority, Philadelphia
     College of Textiles & Science, RB
     5.450%, 02/01/07                 $  200        $  197
   Pennsylvania State Higher Education,
     Facilities, Drexel University, RB
     6.375%, 05/01/17                  1,450         1,468
   Pennsylvania State Higher Education,
     Philadelphia College of Textiles &
     Science, Ser 96, RB
     5.900%, 04/01/02                    225           230
     6.050%, 04/01/03                    240           247
     6.150%, 04/01/04                    250           258
     6.250%, 04/01/05                    265           275
     6.350%, 04/01/06                    285           296
     6.450%, 04/01/07                    295           308
     6.550%, 04/01/08                    320           334
     6.600%, 04/01/09                    340           355
   Pennsylvania State Higher
     Education, Student Loan, Ser A,
     RB, AMT, AMBAC Insured
     7.050%, 10/01/16                  3,500         3,675
   Pennsylvania State Higher
     Education, Student Loan, Ser C,
     RB, AMT, AMBAC Insured
     7.150%, 09/01/21                    500           524
   Pennsylvania State Higher
     Educational Facilities Authority,
     Hahnemann University Project
     91, RB, MBIA Insured (C)
     6.400%, 07/01/01                    570           616
   Pennsylvania State Housing Finance
     Agency, Single Family Motgage,
     RB, Subject to AMT
     7.800%, 10/01/20                    100           105
   Pennsylvania State Housing Finance
     Agency, RB (C)
     7.750%, 12/01/07                     90           100
   Pennsylvania State Housing Finance
     Agency, Rental Housing, Ser 91,
     RB, FNMA Collateral
     5.450%, 07/01/06                  2,000         2,037
   Pennsylvania State Housing Finance
     Agency, Ser 91-31A, RB,
     Subject to AMT
     6.800%, 10/01/17                    600           627
   Pennsylvania State Housing Finance
     Agency, Single Family Mortgage,
     Ser 92-33, RB
     5.700%, 04/01/98                    195           196
   Pennsylvania State Housing Finance
     Authority, Single Family Mortgage,
     Ser N, RB
     7.500%, 10/01/99                    200           204
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Unlimited
     Tax, GO
     5.500%, 10/01/97                $ 1,615       $ 1,621
   Peters Township School District,
     Zero Coupon Bond,
     GO, MBIA Insured (C)
     0.000%, 11/15/07                    100            57
   Philadelphia Gas Works Revenue,
     Fourteenth Series, RB,
     FSA Insured
     6.250%, 07/01/08                  1,000         1,077
   Philadelphia Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                    410           443
   Philadelphia Hospital & Higher
     Education Facilities, Philadelphia
     MR Project, RB
     5.500%, 08/01/01                  1,175         1,188
   Philadelphia Hospital, Graduate
     Hospital Project, RB (C)
     7.000%, 07/01/10                    540           599
   Philadelphia Industrial Development
     Authority, Convention Project,
     PGH  Development Corporation,
     Ser 89, RB, AMBAC Insured (C)
     7.000%, 07/01/99                    885           919
   Philadelphia Industrial Development
     Authority, National Board of
     Medical Examiners Project, RB
     6.750%, 05/01/12                    950         1,021
   Philadelphia Indutrial Development
     Authority, Commercial Development
     Red Lion Association, RB (B)
     5.000%, 12/01/16                  1,200         1,200
   Philadelphia Municipal Authority,
     Justice Lease Revenue, Ser B,
     RB, FGIC Insured
     6.700%, 11/15/01                  1,000         1,096
   Philadelphia Redevelopment
     Authority, Home Improvement
     Loan, Ser 95A, RB, Subject to AMT
     5.100%, 06/01/01                    140           140
     5.100%, 12/01/01                    110           110
     5.250%, 06/01/02                    200           200
     5.250%, 12/01/02                    220           220
     5.400%, 06/01/03                    160           160
     5.400%, 12/01/03                    185           185
     5.550%, 06/01/04                     65            65
     5.650%, 12/01/05                     70            70
     6.100%, 12/01/10                  1,000         1,002

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



PENNSYLVANIA MUNICIPAL PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Philadelphia Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA Collateral
     6.750%, 05/15/04                 $  730        $  767
   Philadelphia School District,
     Ser 91-B, GO, MBIA Insured
     7.000%, 07/01/05                    250           278
   Philadelphia United Hospitals
     Project, RB (A)
     Pre-Refunded @ 100
     10.875%, 07/01/05                   745           968
   Philadelphia Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,480         6,234
   Pittsburgh Parking Authority,
     Ser 92-A, RB, FGIC Insured
     5.750%, 12/01/05                    500           528
   Pittsburgh Stadium Authority,
     Lease Revenue, RB (C)
     6.500%, 04/01/11                    975         1,068
   Pittsburgh Urban Redevelopment
     Authority Mortgage Revenue,
     Ser 96C, RB, Subject to AMT
     5.700%, 10/01/05                    240           245
   Pittsburgh Urban Redevelopment
     Authority Mortgage Revenue,
     Ser 96D, RB
     5.900%, 04/01/08                    285           292
     5.900%, 10/01/08                    290           297
     6.000%, 10/01/09                    310           319
     6.100%, 10/01/10                    330           339
   Pittsburgh Urban Redevelopment
     Authority, Home Improvement
     Loans, RB
     7.125%, 08/01/04                    835           855
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser A, RB, Subject to AMT
     5.750%, 10/01/10                     55            54
   Pittsburgh Urban Redevelopment
     Authority, Ser B, RB
     6.700%, 04/01/10                     35            36
     5.700%, 10/01/11                    110           108
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.125%, 06/01/00                  1,175         1,179
     5.750%, 12/01/06                  1,980         2,029
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,185         1,215
   Pittsburgh, GO (C)
     9.125%, 03/01/04                     40            48

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Pittsburgh, RB, FGIC Insured (A)
     7.000%, 03/01/06                 $  100        $  102
   Potter County Hospital Authority,
     Charles Cole Memorial, RB, Asset
     Guaranty Insured
     4.750%, 08/01/99                    260           260
     4.850%, 08/01/00                    270           272
     5.100%, 08/01/02                    290           293
     5.200%, 08/01/03                    245           248
     5.300%, 08/01/04                    325           329
     5.400%, 08/01/05                    320           325
     5.500%, 08/01/06                    160           162
   Pottsville Hospital Authority,
     Pottsville Hospital & Warner
     Clinic, RB
     6.400%, 07/01/03                    930           957
   Quakertown Pennsylvania
     Hospital Authority, Quakertown
     Community Hospital, RB (C)
     7.125%, 01/01/11                     40            43
   Sayre Health Facilities Authority,
     Guthrie Health Care, Ser 91-A,
     RB, AMBAC Insured
     6.800%, 03/01/03                  1,000         1,098
   Scranton Lackawanna Health &
     Welfare Allied Services,
     Rehabilitation Hospital, RB
     7.125%, 07/15/05                  1,500         1,554
   Scranton Lackawanna Health &
     Welfare Authority, Community
     Medical Center, RB, FGIC
     Insured
     7.000%, 07/01/99                    250           265
   Scranton Lackawanna Health &
     Welfare Authority, RB (C)
     6.625%, 07/01/09                    530           578
   Scranton Lackawanna Health &
     Welfare Authority, RB,
     BIGI Insured
     7.250%, 07/01/99                    790           835
   Shaler School District, RB (C)
     6.250%, 04/15/08                     70            75
   Shaler Township, GO (C)
     6.400%, 08/01/01                     25            26
   South Side Area School District,
     Ser 91, GO, AMBAC Insured (A)
     Pre-Refunded @ 100
     6.550%, 04/15/98                    260           268
   Southeastern Greene School
     District, GO (C)
     9.375%, 07/01/03                    155           179
   Steel Valley School District, GO (C)
     6.250%, 11/01/06                     50            53

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
38

================================================================================


--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Susquehanna Township Sewer
     Authority, RB (C)
     6.000%, 11/15/13                  $  35         $  38
   Swissvale Area School District, RB (C)
     6.300%, 12/01/03                     65            71
   University Area Joint Authority,
     Sewer Revenue, Ser 90, RB,
     MBIA Insured (A)
     Pre-Refunded @ 101
     7.000%, 09/01/00                    750           821
   Upper Allegheny Joint Sanitation
     Authority, RB, AMBAC
     Insured (C)
     9.000%, 09/01/00                     45            49
   Upper Gwynedd-Towamencin
     Sewer Authority, RB,
     MBIA Insured (C)
     5.850%, 10/15/06                     30            31
   Upper Perkiomen School
     District, GO (C)
     6.000%, 05/01/04                     40            42
   Washington County Hospital
     Authority, Shadyside Hospital
     Project, Ser 92, RB,
     AMBAC Insured
     5.875%, 12/15/04                  1,000         1,075
   Westmoreland County Industrial
     Development Authority, Henry
     Clay Frick Hospital, RB
     7.000%, 12/01/05                    800           802
   Westmoreland County Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A, RB,
     AMBAC Insured
     5.900%, 07/01/05                    595           634
   Westmoreland County Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A, RB,
     AMBAC Insured
     5.800%, 07/01/04                    565           599
   Westmoreland County Municipal
     Authority, Special Obligation (C)
     9.125%, 07/01/10                     20            24
   Wilkes-Barre General Municipal
     Authority, Misericordia College
     Revenue, RB
     7.750%, 12/01/12                  1,955         2,065
   Windber Area Authority, Hospital
     Revenue, RB, FHA Insured (A)
     Pre-Refunded @ 102
     5.900%, 08/01/05                    355           385
   Wyoming County Hospital Authority,
     Tyler Memorial, RB (C)
     7.400%, 01/01/05                    100           109

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   York County Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                 $  500    $      498
     5.600%, 04/01/05                    500           497
     5.800%, 04/01/06                    500           497
                                                  --------
Total Municipal Bonds
   (Cost $93,966)                                   95,867
                                                  --------
CASH EQUIVALENT -- 2.3%
   Provident Tax Free Money Market     2,310         2,310
                                                  --------
Total Cash Equivalents
   (Cost $2,310)                                     2,310
                                                  --------
Total Investments -- 98.0%
   (Cost $96,276)                                   98,177
                                                  --------
Other Assets and Liabilities, Net-- 2.0%             1,964
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 9,548,434
   outstanding shares of beneficial interest        98,082
Overdistributed net investment income                   (3)
Accumulated net realized gain
   on investments                                      161
Net unrealized appreciation
   on investments                                    1,901
                                                  --------
Total Net Assets--100.0%                          $100,141
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $10.49
                                                  ========

AMBAC AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT   ALTERNATIVE MINIMUM TAX
FGIC  FINANCIAL  GUARANTY  INSURANCE COMPANY
FHA   FEDERAL  HOUSING  AGENCY
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INVESTORS ASSURANCE
RB    REVENUE BOND
SER   SERIES
(A)   PRE-REFUNDED  SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF
      NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(C)   SECURITY IS ESCROWED TO MATURITY.
(D) PUT & DEMAND FEATURES -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



KANSAS TAX FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.5%
KANSAS -- 95.6%
   Anderson County, USD #365
     Garnett, Ser 91, GO,
     AMBAC Insured
     6.400%, 09/01/05                 $  250        $  263
     6.500%, 09/01/06                    250           264
   Arkansas City, GO
     3.800%, 12/01/99                    285           276
   Belleville Electric & Gas, Ser A, RB
     5.000%, 12/01/98                    150           152
     5.500%, 12/01/02                    175           183
     5.700%, 12/01/04                    150           158
   Bourbon County, GO
     5.500%, 09/01/09                    195           199
   Bourbon County, USD # 234, Fort
     Scott, Ser B, GO
     5.625%, 09/01/11                    285           288
   Bourbon County, USD # 234, GO,
     Callable 09/01/06 @ 100
     5.600%, 09/01/10                    215           218
   Butler County, Bank Qualified GO,
     CGIC Insured
     4.150%, 10/01/01                    250           246
     4.300%, 10/01/02                    250           246
   Butler County, USD #402, GO,
     Callable 4/1/04 @ 100
     5.250%, 10/01/12                    500           495
   Chanute Electric Light Water & Gas,
     RB, MBIA Insured
     6.900%, 11/01/05                    600           629
   Cherokee County, USD #499, GO,
     AMBAC Insured
     5.800%, 10/01/09                    200           207
     5.900%, 10/01/10                    215           223
     5.950%, 10/01/11                    225           233
   City of Hayes Water & Sewer
     System, RB
     5.200%, 09/01/11                    260           256
   Clay County, Clay Center, Ser 92,
     Bank Qualified GO
     5.300%, 04/01/00                    250           256
     5.400%, 04/01/01                    250           255
   Clay County, Ser 94-B, GO
     6.200%, 10/01/15                    250           258
   Coffeyville Water and Sewer,
     Ser 93, RB, AMBAC Insured
     4.600%, 10/01/04                    465           459
     4.700%, 10/01/05                    490           483
   Coffeyville, COP
     5.875%, 10/01/14                    250           255
   Cowley County, USD #465 School
     Improvement Bonds, Winfields,
     Ser 91, GO
     6.000%, 11/01/97                    250           253

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Cowley County, USD #470, GO,
     Callable 12/01/06 @ 100
     5.450%, 12/01/12                 $  500        $  504
   Decatur County, Ser 92, Bank
     Qualified, GO
     6.000%, 09/01/01                    250           260
   Dickinson County, Abilene School
     District, Ser 92, Bank
     Qualified GO
     5.400%, 04/01/01                    265           269
     5.600%, 04/01/03                    300           303
   Dodge City, Pollution Control
     Revenue, Excel Project, RB
     6.625%, 05/01/05                    700           768
   Dodge, USD #443, Ford County,
     GO, CGIC Insured
     4.700%, 03/01/07                    180           173
     4.800%, 03/01/08                    360           347
     5.000%, 03/01/14                    250           237
   Douglas County, USD #497,
     Ser 93-A, GO
     4.500%, 09/01/02                    250           251
   Douglas County, USD #497,
     Ser A, GO
     5.400%, 09/01/15                    600           595
   Ellsworth County, USD #328
     Lorraine, GO, FSA Insured,
     Callable 09/01/06 @ 100
     5.250%, 09/01/15                    500           487
   Emporia Sewer System,
     Ser 90, RB, (A)
     7.100%, 06/01/04                    300           313
   Emporia, Ser B, GO
     5.150%, 09/01/00                    155           159
     5.250%, 09/01/01                    165           172
     6.000%, 09/01/06                    175           185
   Finney County, Garden City
     Project, Ser 91, GO
     5.700%, 10/01/98                    500           506
   Finney County, USD #457, GO
     5.500%, 10/01/99                    185           191
     5.550%, 10/01/00                    250           260
   Ford County, Single Family
     Mortgage, Ser A, RB
     7.900%, 08/01/10                    305           323
   Franklin County, USD #290, GO,
     Callable 09/01/06 @100
     5.200%, 09/01/13                    230           227
     5.250%, 09/01/14                    500           492
     5.300%, 09/01/16                    335           330
   Garden City, Ser B, GO,
     MBIA Insured
     4.900%, 11/01/99                    250           256
     5.450%, 11/01/04                    250           263

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
40

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Garden City, Water & Sewer, RB
     6.500%, 11/01/00                 $  125        $  135
     6.750%, 11/01/03                    125           135
   Gardner Electric Utility, Ser 92, RB
     7.000%, 11/01/09                    500           529
   Gardner, GO
     5.300%, 09/01/11                    330           331
   Gove County, GO, AMBAC Insured,
     Callable 10/01/01 @ 101
     5.150%, 04/01/12                    560           536
   Gray County, USD #102, GO
     6.000%, 09/01/04                    100           106
     6.200%, 09/01/06                    125           134
     6.800%, 09/01/15                    250           267
   Halstead Hospital, Active
     Sinking Fund, RB
     6.750%, 10/01/06                    240           262
   Harvey County, USD #373, GO,
     Callable 09/01/05 @ 100
     5.550%, 09/01/13                    500           502
   Hays, Internal Improvement,
     Ser A, GO
     5.200%, 09/01/01                    105           109
     5.300%, 09/01/02                    110           114
     5.500%, 09/01/04                    120           124
   Hays, Ser A, GO, FGIC Insured,
     Callable 09/01/03 @ 100
     5.150%, 09/01/09                    250           249
   Hays, Ser A, GO, FGIC Insured,
     Callable 09/1/03 @ 100
     5.150%, 09/01/09                    250           249
     5.250%, 09/01/10                    250           252
   Hays, Water & Sewer, Ser 1992,
     Bank Qualified RB, AMBAC Insured
     5.600%, 09/01/99                    100           104
     5.800%, 09/01/00                    100           105
     6.200%, 09/01/03                    100           106
     6.400%, 09/01/05                    180           192
   Holton, Electrical Systems,
     Ser 92-A, RB
     6.400%, 12/01/06                    150           162
     6.500%, 12/01/07                    150           163
   Hutchinson, Ser A, RB
     5.450%, 10/01/14                    125           125
     5.500%, 10/01/15                    135           135
   Hutchinson, Single Family
     Mortgage, Ser 92, RB
     6.500%, 12/01/09                     70            74
   Hutchinson, Water & Sewer,
     Ser 93, RB, AMBAC Insured
     6.850%, 12/01/05                    150           172
     5.000%, 12/01/11                    225           219
   Jackson County, Holton School
     Boards USD #336, Ser 92,
     Bank Qualified, GO
     6.200%, 10/01/07                    205           223
     6.300%, 10/01/08                    125           137

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Jefferson County, USD #340,
     GO, CGIC Insured
     6.000%, 09/01/06                 $  300        $  322
     6.100%, 09/01/07                    320           344
     6.200%, 09/01/08                    330           355
   Johnson County Water
     District #001, Ser 90-A, RB
     5.250%, 12/01/15                    500           480
   Johnson County, Blue Valley
     Recreation Commission,
     COP, Ser 91, GO
     6.000%, 10/01/97                    250           252
   Johnson County, GO
     6.800%, 09/01/99                  1,000         1,067
   Johnson County, Internal
     Improvement, Ser A, GO
     5.600%, 09/01/03                    200           212
   Johnson County, USD #229
     Blue Valley, Ser A, GO (A)
     6.500%, 10/01/12                    300           325
   Johnson County, USD #233,
     GO, AMBAC Insured
     5.950%, 09/01/05                    500           531
   Johnson County, USD #512,
     GO, Callable 10/01/06 @ 100
     5.250%, 10/01/17                    500           479
   Johnson County, Water
     District #001, RB
     5.125%, 12/01/08                    250           252
   Johnson County, Water
     District #001, Ser 90-A, RB
     6.800%, 06/01/99                    250           263
     6.900%, 12/01/00                    250           273
     6.100%, 12/01/16                    250           255
   Junction City, Industrial
     Development, F.W. Woolworth, RB
     7.250%, 11/01/98                    130           131
   Junction City, Ser 00, Bank
     Qualified GO, AMBAC Insured
     6.200%, 09/01/06                    515           538
   Junction City, Water, Ser A, RB
     4.900%, 04/01/01                    205           208
     4.900%, 10/01/01                    210           214
   Kansas City, Community
     College Std., GO, MBIA Insured
     6.000%, 05/15/10                    205           219
     6.125%, 05/15/11                    215           231
     6.125%, 05/15/12                    230           247
   Kansas City, Improvement Project,
     Ser B, MBIA Insured
     5.375%, 09/01/10                  1,500         1,521
   Kansas City, Sisters of Charity
     Health Hospital, RB
     4.850%, 08/01/97                    250           251

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



KANSAS TAX FREE INCOME PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Kansas City, Special Obligation (B)
     5.500%, 02/15/99                 $  500        $  513
   Kansas State Department of
     Transportation Highway, RB
     5.000%, 03/01/04                    250           257
   Kansas State Department of
     Transportation Highway, Ser 92,
      RB, Pre-Refunded @ 102 (A)
     6.500%, 03/01/08                    750           827
   Kansas State Department of
     Transportation, RB
     Callable 03/01/03 @ 102
     5.375%, 03/01/13                    580           574
   Kansas State Development Finance
     Authority, Comprehensive Rehab
     Project K, RB, Callable
     10/01/01 @ 101
     5.600%, 10/01/11                    500           504
   Kansas State Development Finance
     Authority, Department of
     Corrections El Dorado Project L,
     RB, MBIA Insured
     5.625%, 02/01/03                    250           260
   Kansas State Development
     Finance Authority, Kansas
     Board Regents Wichita, RB,
     AMBAC Insured
     5.125%, 06/01/06                    250           254
   Kansas State Development Finance
     Authority, RB Callable
     05/01/04 @ 101
     5.200%, 05/01/07                    120           123
     5.400%, 05/01/09                    135           138
     5.450%, 05/01/10                    100           103
     5.500%, 05/01/11                    100           103
     5.550%, 05/01/12                    100           103
   Kansas State Development Finance
     Authority, RB, Callable
     10/1/01 @ 101
     5.500%, 10/01/10                    500           503
   Kansas State Development Finance
     Authority, RB, Callable
     11/15/06 @ 102
     5.375%, 11/15/16                    500           485
   Kansas State Development Finance
     Authority, Ser J, RB Callable
     04/01/05 @ 100
     5.400%, 04/01/10                    500           506
   Kansas State Development Finance
     Authority, Storemont Vail
     Health Care, Ser F, RB,
     MBIA Insured
     5.800%, 11/15/16                    500           507
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Kansas State Development Finance
     Authority, Storemont Vail
     Health Care, Ser G, RB,
     MBIA Insured
     5.750%, 11/15/10                 $  500        $  514
   Kansas State Development Finance
     Authority, Water Pollution
     Control, GO
     4.450%, 05/01/01                    355           363
   Kansas State Development Finance
     Authority, Hays Medical Center,
     Ser B, RB Callable 11/15/07 @ 100
     5.375%, 11/15/10                    500           499
   Kansas State Family Housing, RB
     5.900%, 12/01/16                    660           662
   Kansas State Pollution Control, RB
     5.450%, 04/01/06                    500           507
   Kansas State Water Pollution Control,
     RB, Callable 05/01/07 @ 100
     5.500%, 05/01/14                  1,000         1,001
   Kansas Sumner County, Bridge
     Improvement Bonds, Ser 92,
     GO, AMBAC Insured
     6.000%, 11/01/05                    250           265
   Kansas Water Pollution Control
     Callable 05/01/03 @ 102
     5.750%, 05/01/14                    370           382
   Kingman, Electric Utility &
     Distribution System, RB
     5.500%, 09/01/08                    250           250
   Kingman, Water & Sewer, Utility
     & Distribution System, RB
     6.125%, 09/01/15                    250           259
   Lawrence Hospital, RB
     4.850%, 07/01/97                    250           250
   Lawrence Water & Sewer System, RB
     5.300%, 11/01/07                    315           321
     5.700%, 11/01/11                    395           400
   Lawrence, GO
     5.100%, 09/01/01                    220           225
   Lawrence, Sales Tax, Ser B, GO
     Callable 09/01/04 @ 100
     5.500%, 09/01/12                    500           506
   Lawrence, Ser 91-L, GO
     5.600%, 09/01/98                    175           179
   Leavenworth County, USD #449,
     Ser A, Bank Qualified GO
     6.300%, 09/01/09                    150           155
     6.400%, 09/01/10                    160           166
     6.500%, 09/01/12                    125           130
     6.500%, 09/01/13                    100           104
   Leavenworth, Cushing Mem
     Hospital, RB, Callable
     04/01/07 @ 102
     6.125%, 04/01/15                    415           412

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
42

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Leavenworth, Ser B, GO
     5.050%, 09/01/00                  $ 210         $ 214
   Leawood, Ser 92-A, GO
     5.000%, 09/01/00                    300           308
     5.200%, 09/01/01                    250           258
     6.000%, 09/01/08                    135           142
   Leawood, Ser A, GO,
     Callable 09/01/06 @ 100
     5.000%, 09/01/15                    250           238
   Leawood, Unlimited Tax,
     Ser B, GO
     5.000%, 09/01/10                    400           389
   Lindsborg Electric & Waterworks
     System, RB
     5.000%, 10/01/05                    100           103
   Lindsborg Electric & Waterworks
     System, RB, Callable
     10/01/05 @ 100
     5.300%, 10/01/07                    105           108
     5.600%, 10/01/09                    120           123
   Lyon County, Hospital Revenue,
     Ser 94, RB
     5.200%, 02/01/02                    115           112
     5.200%, 08/01/02                    250           243
     5.300%, 02/01/03                    100            97
   Lyon County, USD #253
     Emponia, RB
     6.250%, 10/01/08                    250           262
   Manhattan, Ser 200, GO,
     Callable 11/01/04 @ 100
     5.400%, 11/01/16                    405           399
   Manhattan, Unlimited Tax,
     Ser 189, GO
     5.850%, 11/01/02                    250           265
     6.300%, 11/01/11                    100           104
     6.300%, 11/01/12                    105           110
   Marion County, USD #411, RB
     5.300%, 04/01/13                    660           648
   McPherson County, USD
     #400-Smoky Valley, GO,
     FGIC Insured,  Callable 12/01/05
     @ 100
     5.200%, 12/01/10                    250           250
     5.250%, 12/01/12                    250           247
   McPherson, Electric Utility, RB,
     AMBAC Insured
     5.550%, 03/01/09                    550           555
   McPherson, Refunding &
     Improvement, Ser 116, GO
     5.000%, 11/01/06                    500           501
   Meade Industrial Development,
     Dekalb Agresearch Project, RB
     6.500%, 10/01/06                  1,000         1,115
   Miami County, USD #367,
     Ser A, GO
     5.850%, 09/01/13                    550           567
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Miami County, USD #368 Paola,
     Ser 92, GO, AMBAC Insured
     6.500%, 12/01/05                  $ 500         $ 539
   Miami County, USD #416
     Louisburg, Ser 92, GO,
     AMBAC Insured
     6.000%, 09/01/02                    250           263
   Montgomery County, USD #447,
     GO, Callable 09/01/06 @ 100
     5.450%, 09/01/15                    260           260
     5.500%, 09/01/17                    250           248
   Nemaha County, USD #441,
     Ser 92, GO, AMBAC Insured
     5.400%, 03/01/02                    250           257
     5.750%, 03/01/07                    250           257
   Neosho County, USD #413, GO
     5.650%, 09/01/01                    260           273
   Newton, Waste Water Treatment
     System, Ser 92, Bank Qualified RB
     5.750%, 03/01/99                    110           113
     6.000%, 03/01/00                    115           120
     6.200%, 03/01/01                    120           127
     6.400%, 03/01/02                    130           140
   Olathe & Labette County, GNMA
     Collateral Mortgage, Senior
     Ser 91-B, RB
     7.150%, 02/01/15                     55            58
   Olathe, Multi-Family Housing,
     Deerfield Apartments,
     Ser 94-A, RB
     5.500%, 06/01/04                    410           421
   Olathe, Ser B, COP,
     Callable 09/01/06 @100
     5.600%, 09/01/12                    145           146
     5.650%, 09/01/13                    155           156
     5.650%, 09/01/14                    165           166
   Olathe, Sewer Improvement,
     Ser 184, GO
     4.600%, 10/01/99                    275           279
   Osborne, Ser 92, Bank
     Qualified GO
     5.500%, 12/01/01                    135           137
     5.600%, 12/01/02                    140           141
     5.700%, 12/01/03                    150           151
     5.800%, 12/01/04                    155           157
   Ottawa, Waterworks & Electric
     Systems, Ser 91, RB,
     MBIA Insured
     6.150%, 12/01/00                    250           267
     6.250%, 12/01/01                    250           270
   Pawnee County, GO, CGIC Insured
     5.100%, 09/01/04                    255           263
   Phillip County, USD #325, GO
     5.200%, 09/01/03                    100           104
     5.600%, 09/01/07                    155           160

STATEMENT OF NET ASSETS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)



KANSAS TAX FREE INCOME PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh, Water & Sewer Systems,
     Ser 91-A, RB
     6.400%, 09/01/03                    105           110
     6.500%, 09/01/04                    110           116
   Pottawatomie County, USD #320
     Wamego, Ser 90, GO,
     AMBAC Insured
     6.600%, 10/01/02                    500           544
   Pratt, Electrical System, Ser 92,
     RB, AMBAC Insured
     6.600%, 11/01/07                    250           284
     6.000%, 11/01/12                    250           257
   Reno County, GO
     6.250%, 08/01/00                    685           705
   Reno County, Single Family
     Mortgage, Ser B, RB,
     Callable 09/01/01 @ 103
     8.700%, 09/01/11                    180           193
   Riley County, Ser 92, Bank
     Qualified GO
     5.000%, 11/01/98                    335           339
   Riley County, Ser B, GO
     6.100%, 09/01/06                    110           119
     6.200%, 09/01/07                    110           119
     6.300%, 09/01/08                    110           120
     6.400%, 09/01/09                    110           119
   Rural Water Finance Authority,
     Revenue District # 13, Ser F,
     RB, Callable 06/01/01 @ 100
     5.900%, 06/01/11                    400           406
   Salina, Internal Improvement
     Bonds, Ser P-240, GO
     5.500%, 10/01/99                    100           103
   Salina, Water & Sewer, RB
     6.700%, 10/01/99                    250           254
     6.750%, 10/01/00                    250           254
     6.850%, 10/01/02                    250           254
   Salina, Water & Sewer, RB,
     MBIA Insured
     5.000%, 09/01/07                    330           326
   Scott City, Water System, Ser A,
     Bank Qualified GO
     5.250%, 09/01/04                    130           132
     5.400%, 09/01/05                    140           142
     5.600%, 09/01/06                    140           142
     5.700%, 09/01/07                    150           153
     5.800%, 09/01/08                    145           148
   Scott County, USD #466,
     Ser 93, GO
     5.375%, 09/01/06                    685           690
   Sedgwick & Shawnee County,
     GNMA Collateral Mortgage,
     Senior Ser 91-A, RB
     7.300%, 12/01/12                    560           592

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Sedgwick & Shawnee County,
     Single Family Housing, RB
     8.050%, 05/01/14                 $  440        $  497
   Sedgwick & Shawnee County,
     Single Family Mortgage, RB
     5.250%, 11/01/04                    105           108
   Sedgwick & Shawnee County,
     Single Family Mortgage, RB,
     Callable 11/01/04 @ 103
     7.800%, 05/01/14                    185           202
   Sedgwick County, Airport Facilities,
     Beech Aircraft, Ser 93, RB
     5.625%, 03/01/99                  1,000         1,029
   Sedgwick County, Ser B, GO
     4.050%, 08/01/98                    250           251
   Sedgwick County, USD #262,
     Valley Center,
     Zero Coupon Bond, GO
     0.000%, 11/01/98                    100            93
   Seward County, Ser B, GO,
     AMBAC Insured
     6.000%, 08/15/08                    250           257
     6.000%, 08/15/13                    250           257
   Seward County, Single Family
     Mortgage, Ser B, RB
     8.000%, 05/01/11                    325           347
   Seward County, USD #483, GO,
     Callable 10/01/06 @ 100
     5.200%, 10/01/12                    600           588
   Seward County, USD# 480, RB,
     Ser 92, MBIA Insured
     5.000%, 12/01/00                    500           506
   Shawnee County, Health Care
     Facilities, RB, Callable
     08/15/05 @ 100
     5.150%, 08/15/10                    500           492
   Shawnee County, Ser 92-C, GO
     5.600%, 09/01/04                    500           521
   Shawnee County, Ser B, GO,
     Callable 09/01/03 @ 100
     5.500%, 09/01/09                    250           255
     5.500%, 09/01/11                    250           252
   Shawnee County, Sisters Charity
     Leavenworth, RB
     4.700%, 12/01/04                    230           228
     5.000%, 12/01/10                    360           342
   Shawnee County, USD #345
     Seaman, GO
     7.200%, 09/01/98                    250           262
     5.750%, 09/01/11                    250           257
   Shawnee County, USD #437
     Auburn-Washburn, Ser 92,
     GO, FGIC Insured
     6.250%, 03/01/03                    700           755

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
44

================================================================================



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Sumner County, Bridge
     Improvement Bonds, Ser 92,
     GO, AMBAC Insured
     6.000%, 11/01/04                 $  435       $   462
   Thomas County, USD #315,
     Ser 93, GO
     4.200%, 09/01/01                    150           148
     4.300%, 09/01/02                    160           158
     4.400%, 09/01/03                    165           162
     4.600%, 09/01/04                    175           173
   Topeka Hospital, Storemont
     Vail Project, Ser 90-B, RB
     6.750%, 11/15/00                    500           542
   Topeka, Ser A, GO, Callable
     8/15/01 @ 100
     5.500%, 08/15/16                    500           498
   Topeka, Ser C, GO
     5.500%, 08/15/05                    250           256
   Wellington Electric & Water,
     Bank Qualified RB, AMBAC Insured
     7.050%, 05/01/06                    250           291
     6.250%, 05/01/12                    250           262
   Wichita, Hospital Facility,
     St. Joseph Rehabilitation
     Center, RB (B)
     6.000%, 07/01/04                    995         1,043
   Wichita, Ser 746, GO, Callable
     09/01/04 @ 101
     5.300%, 09/01/12                    750           755
   Wichita, Single Family Mortgage,
     Ser B, RB, Callable 07/01/98 @ 100
     7.100%, 09/01/09                    340           357
   Wichita, Water & Sewer Improvement,
     Ser B, RB, FGIC Insured
     5.600%, 10/01/05                    750           773
   Winfield, Sales Tax, RB, Callable
     09/01/03 @ 100
     5.100%, 09/01/06                    100           100
     5.250%, 09/01/07                    100           100
     5.400%, 09/01/08                    100           100
   Wyandotte County, USD #203
     Piper, GO
     5.750%, 09/01/03                    140           143
     5.900%, 09/01/04                    295           302
     6.600%, 09/01/13                    500           514
                                                   -------
                                                    76,698
                                                   -------
GUAM -- 1.0%
   Government Highway Bonds, Ser A,
     GO, CGIC Insured
     5.100%, 05/01/97                    250           251
     5.500%, 05/01/99                    200           206
     6.300%, 05/01/12                    100           106
   Guam Government, Ser A, GO
     5.900%, 09/01/05                    250           252
                                                   -------
                                                       815
                                                   -------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PUERTO RICO -- 1.9%
   Commonwealth Highway &
     Transportation Authority, RB
     5.000%, 07/01/02                 $  500        $  509
   Public Buildings, RB,
     Callable 7/1/03 @ 101.5
     5.750%, 07/01/15                    500           507
   Public Buildings, Ser I, RB,
     Callable 07/01/99 @ 100
     6.000%, 07/01/12                    500           503
                                                   -------
                                                     1,519
                                                   -------
Total Municipal Bonds
   (Cost $77,028)                                   79,032
                                                   -------

CASH EQUIVALENT -- 0.2%
   Dreyfus Tax Exempt
     Money Market Fund                   157           157
                                                   -------
Total Cash Equivalent
   (Cost $157)                                         157
                                                   -------
Total Investments -- 98.7%
   (Cost $77,185)                                   79,189
                                                   -------
Other Assets and Liabilities, Net-- 1.3%             1,061
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 7,541,776
   outstanding shares of beneficial interest        77,831
Undistributed net investment income                    314
Accumulated net realized gain
   on investments                                      101
Net unrealized appreciation
   on investments                                    2,004
                                                   -------
Total Net Assets--100.0%                           $80,250
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $10.64
                                                   =======

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CGIC     CAPITAL GUARANTY INSURANCE CORPORATION
COP      CERIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSURANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
SER      SERIES
USD      UNIFIED SCHOOL DISTRICT
(A) PRE-REFUNDED SECURITY--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITY IS ESCROWED TO MATURITY.

STATEMENT OF OPERATIONS (000)
================================================================================

SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1997 (UNAUDITED)

                                                        -------------         ----------------      ---------------------
                                                                                 CALIFORNIA
                                                                                     TAX                INSTITUTIONAL
                                                          TAX FREE                 EXEMPT                 TAX FREE
                                                          PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                        -------------         ----------------      ---------------------
INVESTMENT INCOME:
   Interest Income                                          $6,580                 $7,559                  $18,012
                                                            ------                 ------                  -------
Expenses:
   Management Fees                                             656                    501                    1,786
   Waiver of Management Fees                                    --                    (82)                    (545)
   Investment Advisory Fees                                     71                     85                      193
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                    24                     26                       55
   Professional Fees                                            16                     17                       41
   Pricing Fees                                                  2                      2                        5
   Registration Fees                                            17                     31                       39
   Trustee Fees                                                  6                      7                       15
   Distribution Fees (1)                                        --                    978                       50
   Shareholder Servicing Fee                                     7                     --                       --
   Printing Fees                                                19                     20                       44
   Insurance Fees                                                2                      2                        4
   Other Expenses                                               --                     --                       --
                                                            ------                 ------                  -------
   Total Expenses                                              820                  1,587                    1,687
                                                            ------                 ------                  -------
NET INVESTMENT INCOME                                        5,760                  5,972                   16,325
                                                            ------                 ------                  -------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments                             --                     --                       --
   Net Change in Unrealized Appreciation
     of Investments                                             --                     --                       --
                                                            ------                 ------                  -------
   Net Realized and Unrealized Gain
     on Investments                                             --                     --                       --
                                                            ------                 ------                  -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                               $5,760                 $5,972                  $16,325
                                                            ======                 ======                  =======




----------------------    ----------------------     ----------------------         ------------
                               INTERMEDIATE-                                           KANSAS
     PENNSYLVANIA                  TERM                   PENNSYLVANIA                TAX FREE
       TAX FREE                  MUNICIPAL                  MUNICIPAL                  INCOME
       PORTFOLIO                 PORTFOLIO                  PORTFOLIO                 PORTFOLIO
----------------------    ----------------------     ----------------------         ------------

           $689                     $3,991                    $2,698                     $2,031
           ----                     ------                    ------                     ------

             69                        184                       168                         56
            (21)                       (27)                      (62)                        --
              7                        274                        96                        111
             --                         --                        (1)                      (111)
              2                          7                         7                          5
              5                          4                         5                          3
             --                          2                         2                          3
              3                         10                         5                          4
              1                          2                         2                          1
             --                         --                        --                         --
             --                         --                        --                         --
              1                          5                         5                          5
             --                          1                         3                         --
             --                         --                        --                          1
           ----                     ------                    ------                     ------
             67                        462                       230                         78
           ----                     ------                    ------                     ------
            622                      3,529                     2,468                      1,953
           ----                     ------                   -------                     ------


             --                        175                       209                        104

             --                      3,003                     1,660                        853
           ----                     ------                   -------                     ------

             --                      3,178                     1,869                        957
           ----                     ------                   -------                     ------

           $622                     $6,707                    $4,337                     $2,910
           ====                     ======                    ======                     ======

   (1) INCLUDES CLASS SPECIFIC  DISTRIBUTION AND SHAREHOLDER SERVICING EXPENSES.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
46 & 47

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1997 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1996


                                              -----------------------   ------------------------   ---------------------
                                                                                                       INSTITUTIONAL
                                                          TAX                  CALIFORNIA                  TAX
                                                         FREE                  TAX EXEMPT                  FREE
                                                       PORTFOLIO                PORTFOLIO               PORTFOLIO
                                              -----------------------   -------------------------   --------------------
                                                   1997        1996         1997       1996          1997        1996
                                                  ------      ------       ------     ------        ------      ------
INVESTMENT ACTIVITIES:
   Net Investment Income                         $  5,760  $   11,520     $  5,972   $ 11,164    $   16,325  $    28,462
   Net Realized Gain (Loss) on Investments             --          18           --         (5)           --           39
   Net Change in Unrealized Appreciation
    (Depreciation) of Investments                      --          --           --         --            --           --
                                                 --------  ----------     --------   --------    ----------  -----------
   Net Increase in Net Assets Resulting
    from Operations                                 5,760      11,538        5,972     11,159        16,325       28,501
                                                 --------  ----------     --------   --------    ----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
   Class A                                         (5,759)    (11,513)        (704)    (1,471)      (15,942)     (27,624)
   Class B                                             --          --           --         --          (226)        (596)
   Class C                                             --          --           --         --          (154)        (248)
   Class D                                             --          (4)          --         --            --           --
   Class G (1)                                         --          --       (5,244)    (9,727)           --           --
   Net Capital Gains
   Class A                                             --          --           --         --           (42)          --
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Distributions                             (5,759)    (11,517)      (5,948)   (11,198)      (16,364)     (28,468)
                                                 --------  ----------     --------   --------    ----------  -----------
TRANSACTIONS (2):
   Class A:
   Proceeds from Shares Issued                    887,206   1,426,417      168,653    232,581     2,627,504    4,958,411
   Reinvestment of Cash Distributions                 362         357           15         55           259          776
   Cost of Shares Redeemed                       (819,776) (1,464,041)    (162,066)  (218,860)   (2,429,156)  (4,912,703)
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Class A Share Transactions                67,792     (37,267)       6,602     13,776       198,607       46,484
                                                 --------  ----------     --------   --------    ----------  -----------
   Class B:
   Proceeds from Shares Issued                         --          --           --         --        28,412       69,063
   Reinvestment of Cash Distributions                  --          --           --         --            36           58
   Cost of Shares Redeemed                             --          --           --         --       (23,393)     (70,053)
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Class B Share Transactions                    --          --           --         --         5,055         (932)
                                                 --------  ----------     --------   --------    ----------  -----------
   Class C:
   Proceeds from Shares Issued                         --          --           --         --        43,696       82,543
   Reinvestment of Cash Distributions                  --          --           --         --            --           --
   Cost of Shares Redeemed                             --          --           --         --       (58,714)     (63,337)
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Class C Share Transactions                    --          --           --         --       (15,018)      19,206
                                                 --------  ----------     --------   --------    ----------  -----------
   Class D (3):
   Proceeds from Shares Issued                          1       1,615           --         --            --           --
   Reinvestment of Cash Distributions                  --          --           --         --            --           --
   Cost of Shares Redeemed                             (6)     (1,881)          --         --            --           --
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Class D Share Transactions                    (5)       (266)          --         --            --           --
                                                 --------  ----------     --------   --------    ----------  -----------
   Class G (1):
   Proceeds from Shares Issued                         --          --      401,077    744,985            --           --
   Reinvestment of Cash Distributions                  --          --        4,428      8,087            --           --
   Cost of Shares Redeemed                             --          --     (363,849)  (730,352)           --           --
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Class G Share Transactions                    --          --       41,656     22,720            --           --
                                                 --------  ----------     --------   --------    ----------  -----------
   Increase (Decrease) in Net Assets
     from Share Transactions                       67,787     (37,533)      48,258     36,496       188,644       64,758
                                                 --------  ----------     --------   --------    ----------  -----------
   Total Increase (Decrease) in Net Assets         67,788     (37,512)      48,282     36,457       188,605       64,791
                                                 --------  ----------     --------   --------    ----------  -----------
NET ASSETS:
   Beginning of period                            339,912     377,424      395,413    358,956       868,752      803,961
                                                 --------  ----------     --------   --------    ----------  -----------
   End of period                                 $407,700  $  339,912     $443,695   $395,413    $1,057,357  $   868,752
                                                 ========  ==========     ========   ========    ==========  ===========



   ---------------------     --------------------   ---------------------     ---------------------
       PENNSYLVANIA             INTERMEDIATE-                                         KANSAS
            TAX                     TERM                 PENNSYLVANIA                TAX FREE
           FREE                   MUNICIPAL                MUNICIPAL                  INCOME
         PORTFOLIO                PORTFOLIO               PORTFOLIO                  PORTFOLIO
   ---------------------    --------------------    ---------------------      --------------------
      1997        1996           1997       1996         1997       1996         1997       1996
     -------  ----------         ------     ------       ------     ------       ------     ------

      $  622   $   1,014      $  3,529   $  4,964    $   2,468    $  5,237     $  1,953     $ 3,579
          --         (14)          175      1,014          209       2,349          104         132

          --          --         3,003     (1,920)       1,660      (3,618)         853        (903)
      ------   ---------      --------   --------    ---------    --------     --------     -------

         622       1,000         6,707      4,058        4,337       3,968        2,910       2,808
      ------   ---------      --------   --------    ---------    --------     --------     -------


        (622)     (1,013)       (3,535)    (5,335)      (2,472)     (5,686)      (1,961)     (3,544)
          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
          --          --            --        (17)          --          --           --          --
          --          --            --         --           --          --           --          --

          --          --            --         --       (1,769)         --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------
        (622)     (1,013)       (3,535)    (5,352)      (4,241)     (5,686)      (1,961)     (3,544)
      ------   ---------      --------   --------    ---------    --------     --------     -------


     108,796     209,781        71,691     73,397       11,996      14,469       11,709      18,206
           3          60         1,546      1,360          331         171           --          --
    (118,855)   (192,915)      (19,912)   (34,549)      (9,510)    (19,788)      (4,474)    (11,238)
    --------    --------       -------    -------     --------    --------     --------     -------
     (10,056)     16,926        53,325     40,208        2,817      (5,148)       7,235       6,968
    --------    --------       --------   -------     --------    --------     --------     -------

          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------
          --          --            --         --           --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------

          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------
          --          --            --         --           --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------

          --          --            --          1           --          --           --          --
          --          --            --         11           --          --           --          --
          --          --            --       (586)          --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------
          --          --            --       (574)          --          --           --          --
      ------   ---------      --------   --------    ---------    --------     --------     -------

          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
          --          --            --         --           --          --           --          --
     -------   ---------      --------   --------     --------     -------      -------     -------
          --          --            --         --           --          --           --          --
     -------   ---------      --------   --------     --------     -------      -------     -------

     (10,056)     16,926        53,325     39,634        2,817      (5,148)       7,235       6,968
     -------   ---------      --------   --------     --------     -------      -------     -------
     (10,056)     16,913        56,497     38,340        2,913      (6,866)       8,184       6,232
     -------   ---------      --------   --------     --------     -------      -------     -------

      42,971      26,058       134,563     96,223       97,228     104,094       72,066      65,834
     -------   ---------      --------   --------     --------     -------      -------     -------
     $32,915    $ 42,971      $191,060   $134,563     $100,141     $97,228      $80,250     $72,066
     =======    ========      ========   ========     ========     =======      =======     =======


   1. ON MAY 1, 1996, THE CALIFORNIA TAX EXEMPT PORTFOLIO CLASS C SHARES WERE REDESIGNATED CLASS G SHARES.
   2. FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   3. ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. 48 & 49

FINANCIAL HIGHLIGHTS
================================================================================

SEI TAX EXEMPT TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                                      RATIO
                                                                                                                       OF
                                                        NET REALIZED                                                   NET
                                                            AND                                        RATIO   RATIO  INVEST-
                                                          UNREALIZED                                    OF       OF    MENT
                                                            GAIN                                     EXPENSES   NET    INCOME
                                                         (LOSS) ON                            RATIO     TO     INVEST-  TO
                  INVESTMENT                              INVEST-                              OF     AVERAGE   MENT  AVERAGE
           NET    ACTIVITIES           DISTRIBUTIONS       MENTS-    NET            NET    EXPENSES   NET    INCOME      NET   PORT-
          ASSET   ---------- ----------------------------   AND     ASSET          ASSETS,    TO     ASSETS    TO      ASSETS FOLIO
          VALUE      NET         NET       NET     TOTAL  CAPITAL  VALUE,           END    AVERAGE EXCLUDING AVERAGE EXCLUDING TURN-
        BEGINNING INVESTMENT INVESTMENT REALIZED DISTRI-   TRANS-  END OF   TOTAL OF PERIOD   NET      FEE     NET      FEE    OVER
        OF PERIOD   INCOME      INCOME    GAIN    BUTIONS ACTIONS  PERIOD  RETURN   (000)     ASSETS  WAIVERS  ASSETS  WAIVERS RATE
-----------------------------------------------------------------------------------------------------------------------------------

------------------
TAX FREE PORTFOLIO
------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00   $0.016    $(0.016)   --   $(0.016)      --     $1.00  1.58%+   $  407,699   0.45%*  0.45%*  3.15%*  3.15%*   --
  FOR THE YEARS ENDED AUGUST 31,:
  1996      $1.00   $0.033    $(0.033)   --   $(0.033)      --     $1.00  3.35%    $  339,906   0.45%   0.50%   3.30%   3.25%    --
  1995       1.00    0.034     (0.034)   --    (0.034)      --      1.00  3.48%       377,152   0.45%   0.51%   3.43%   3.37%    --
  1994       1.00    0.022     (0.022)   --    (0.022)      --      1.00  2.20%       358,299   0.45%   0.53%   2.17%   2.09%    --
  1993       1.00    0.022     (0.023)   --    (0.023)      --      1.00  2.29%       414,975   0.45%   0.53%   2.24%   2.16%    --
  1992       1.00    0.033     (0.033)   --    (0.033)      --      1.00  3.32%       293,982   0.45%   0.55%   3.30%   3.20%    --
  1991       1.00    0.047     (0.047)   --    (0.047)      --      1.00  4.81%       343,300   0.37%   0.55%   4.70%   4.52%    --
  1990 (1)   1.00    0.032     (0.032)   --    (0.032)      --      1.00  3.20%+      356,814   0.45%*  0.56%*  5.46%*  5.35%*   --
  FOR THE YEARS ENDED JANUARY 31,:
  1990      $1.00   $0.059    $(0.059)   --   $(0.059)      --     $1.00  5.97%    $  464,389   0.54%   0.59%   5.90%   5.85%    --
  1989       1.00    0.049     (0.049)   --    (0.049)      --      1.00  4.98%       790,629   0.46%   0.58%   4.90%   4.78%    --
  1988       1.00    0.042     (0.042)   --    (0.042)      --      1.00  4.34%       938,484   0.53%   0.54%   4.20%   4.19%    --
  1987       1.00    0.041     (0.041)   --    (0.041)      --      1.00  4.31%     1,143,083   0.56%   0.56%   4.10%   4.10%    --
  1986       1.00    0.051     (0.051)   --    (0.051)      --      1.00  5.21%       503,891   0.57%   0.57%   5.10%   5.10%    --
  1985       1.00    0.058     (0.058)   --    (0.058)      --      1.00  5.86%       263,325   0.58%   0.60%   5.80%   5.78%    --
  CLASS D
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00   $0.014    $(0.014)   --   $(0.014)     --      $1.00  1.40%+   $        1   0.78%*  0.78%*  2.87%*  2.87%*   --
  FOR THE YEARS ENDED AUGUST 31,:
  1996      $1.00   $0.030    $(0.030)   --   $(0.030)     --      $1.00  2.99%    $        6   0.80%   0.88%   3.18%   3.10%    --
  1995 (2)   1.00    0.026     (0.026)   --    (0.026)     --       1.00  2.68%+          272   0.80%*  0.86%*  3.13%*  3.07%*   --

-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00   $0.016   $(0.016)    --   $(0.016)     --     $1.00   1.59%+   $   51,334    0.28%* 0.32%*  3.18%*  3.14%*   --
  For the years ended August 31,:
  1996      $1.00   $0.034   $(0.034)    --   $(0.034)     --     $1.00   3.41%    $   44,729    0.28%  0.36%   3.33%   3.25%    --
  1995       1.00    0.033    (0.033)    --    (0.033)     --      1.00   3.49%        30,921    0.28%  0.42%   3.43%   3.29%    --
  1994       1.00    0.023    (0.023)    --    (0.023)     --      1.00   2.32%        32,015    0.27%  0.38%   2.28%   2.17%    --
  1993       1.00    0.024    (0.024)    --    (0.024)     --      1.00   2.41%       540,285    0.28%  0.37%   2.37%   2.28%    --
  1992       1.00    0.034    (0.034)    --    (0.034)     --      1.00   3.44%       445,936    0.28%  0.38%   3.34%   3.24%    --
  1991       1.00    0.047    (0.047)    --    (0.047)     --      1.00   4.92%       376,653    0.28%  0.40%   4.74%   4.62%    --
  1990 (3)   1.00    0.016    (0.016)    --    (0.016)     --      1.00   1.81%+      275,095    0.28%  0.51%   5.27%   5.04%    --
  CLASS G***
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00   $0.013   $(0.013)    --   $(0.013)     --     $1.00   1.34%+   $  392,361    0.78%* 0.82%*  2.69%*  2.65%*   --
  For the years ended August 31,:
  1996      $1.00   $0.028   $(0.028)    --   $(0.028)     --     $1.00   2.90%    $  350,684    0.78%  0.86%   2.84%   2.76%    --
  1995       1.00    0.029    (0.029)    --    (0.029)     --      1.00   2.97%       328,035    0.78%  0.93%   2.93%   2.78%    --
  1994 (4)   1.00    0.006    (0.006)    --    (0.006)     --      1.00   2.14%*      318,122    0.67%* 0.87%*  2.06%*  1.86%*   --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
50


                                                        NET REALIZED
                                                           AND
                                                         UNREALIZED
                                                           GAIN
                  INVESTMENT                            (LOSS) ON
           NET    ACTIVITIES           DISTRIBUTIONS      INVEST-  NET
          ASSET   ---------- ----------------------------  MENTS  ASSET
          VALUE      NET         NET       NET     TOTAL  CAPITAL VALUE,
        BEGINNING INVESTMENT INVESTMENT REALIZED DISTRI-   TRANS- END OF  TOTAL
        OF PERIOD   INCOME      INCOME    GAIN    BUTIONS ACTIONS PERIOD  RETURN
---------------------------------------------------------------------------------

---------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
---------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):

  1997      $1.00   $0.016   $(0.016)    --   $(0.016)   --     $1.00     1.65%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996      $1.00   $0.035   $(0.035)    --   $(0.035)   --     $1.00     3.52%
  1995       1.00    0.036    (0.036)    --    (0.036)   --      1.00     3.70%
  1994       1.00    0.025    (0.025)    --    (0.025)   --      1.00     2.51%
  1993       1.00    0.026    (0.026)    --    (0.026)   --      1.00     2.59%
  1992       1.00    0.036    (0.036)    --    (0.036)   --      1.00     3.66%
  1991       1.00    0.049    (0.049)    --    (0.049)   --      1.00     5.20%
  1990 (1)   1.00    0.033    (0.033)    --    (0.033)   --      1.00     3.32%+
  FOR THE YEARS ENDED JANUARY 31,:
  1990      $1.00  $0.059    $(0.059)    --   $(0.059)   --     $1.00     6.11%
  1989       1.00   0.048     (0.048)    --    (0.048)   --      1.00     5.05%
  1988       1.00   0.042     (0.042)    --    (0.042)   --      1.00     4.28%
  1987       1.00   0.041     (0.041)    --    (0.041)   --      1.00     4.23%
  1986       1.00   0.050     (0.050)    --    (0.050)   --      1.00     5.11%
  1985       1.00   0.056     (0.056)    --    (0.056)   --      1.00     5.71%
  CLASS B
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00  $0.015    $(0.015)    --   $(0.015)   --     $1.00     1.50%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996      $1.00  $0.032    $(0.032)    --   $(0.032)   --     $1.00     3.21%
  1995       1.00   0.033     (0.033)    --    (0.033)   --      1.00     3.39%
  1994       1.00   0.022     (0.022)    --    (0.022)   --      1.00     2.21%
  1993       1.00   0.023     (0.023)    --    (0.023)   --      1.00     2.29%
  1992       1.00   0.033     (0.033)    --    (0.033)   --      1.00     3.35%
  1991 (5)   1.00   0.038     (0.038)    --    (0.038)   --      1.00     3.89%+
  CLASS C
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00  $0.014    $(0.014)    --   $(0.014)   --     $1.00     1.40%+
  FOR THE YEAR ENDED AUGUST 31,:
  1996 (6)  $1.00  $0.029    $(0.029)    --   $(0.029)   --     $1.00     2.92%+


-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997      $1.00  $0.016    $(0.016)    --   $(0.016)   --     $1.00     1.62%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996      $1.00  $0.034    $(0.034)    --   $(0.034)   --     $1.00     3.40%
  1995       1.00   0.035     (0.035)    --    (0.035)   --      1.00     3.60%
  1994 (7)   1.00   0.014     (0.014)    --    (0.014)   --      1.00     2.37%*

-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997     $10.45   $0.24     $(0.24)    --    $(0.24)  $0.23  $10.68     4.54%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996     $10.59   $0.49     $(0.53)    --    $(0.53) $(0.10) $10.45     3.76%
  1995      10.36    0.52      (0.52)    --     (0.52)   0.23   10.59     7.53%
  1996      10.84    0.49      (0.49) $(0.06)   (0.55)  (0.42)  10.36     0.65%
  1993      10.49    0.49      (0.50)  (0.02)   (0.52)   0.38   10.84     8.62%
  1992      10.20    0.56      (0.54)  (0.01)   (0.55)   0.28   10.49     8.56%
  1991       9.98    0.61      (0.63)    --     (0.63)   0.24   10.20     8.82%
  1990 (1)  10.01    0.38      (0.37)    --     (0.37)  (0.04)   9.98     3.44%+
  FOR THE YEAR ENDED JANUARY 31,:
  1990 (8) $10.00   $0.21     $(0.16)$(0.002)  $(0.16) $(0.04) $10.01     1.72%+



                                        RATIO
                               RATIO     NET
                                OF      INVEST-
                               NET       MENT
            RATIO   RATIO OF   INVEST-  INCOME
              OF   EXPENSES TO MENT TO    TO
    NET    EXPENSES  AVERAGE   INCOME   AVERAGE    PORT-
   ASSETS,    TO   NET ASSETS   TO      NET ASSETS FOLIO
    END    AVERAGE  EXCLUDING AVERAGE EXCLUDING   TURN-
 OF PERIOD   NET      FEE      NET       FEE       OVER
   (000)    ASSETS  WAIVERS   ASSETS   WAIVERS     RATE
-------------------------------------------------------







  $1,033,956    0.33%* 0.44%*  3.30%*   3.19%*     --

  $  835,388    0.33%  0.49%   3.46%    3.30%     --
     788,877    0.33%  0.52%   3.64%    3.45%     --
     835,516    0.33%  0.50%   2.48%    2.31%     --
     763,040    0.33%  0.49%   2.55%    2.39%     --
     623,689    0.33%  0.51%   3.54%    3.36%     --
     448,390    0.33%  0.53%   4.91%    4.71%     --
     226,658    0.33%* 0.56%*  5.64%*   5.41%*    --

  $  177,342    0.52%  0.60%   5.90%    5.82%     --
      99,774    0.55%  0.57%   4.80%    4.78%     --
     223,653    0.55%  0.56%   4.20%    4.19%     --
     255,147    0.55%  0.56%   4.10%    4.09%     --
     198,761    0.57%  0.57%   5.00%    5.00%     --
     162,676    0.57%  0.59%   5.60%    5.58%     --


  $   19,211    0.63%* 0.74%*  2.99%*   2.88%*    --

  $   14,156    0.63%  0.80%   3.16%    2.99%     --
      15,084    0.63%  0.82%   3.32%    3.13%     --
      21,725    0.63%  0.81%   2.31%    2.13%     --
       3,040    0.63%  0.79%   2.22%    2.06%     --
         686    0.63%  0.81%   3.22%    3.04%     --
       1,515    0.63%* 0.84%*  4.34%*   4.13%*    --


  $    4,190    0.83%* 0.98%*  2.79%*   2.64%*    --

  $   19,208    0.83%* 0.96%*  2.89%*   2.76%*    --








  $   32,915    0.35%* 0.46%*  3.25%*   3.14%*    --

  $   42,971    0.35%  0.49%   3.33%    3.19%     --
      26,058    0.35%  0.51%   3.54%    3.38%     --
      18,712    0.35%* 0.65%*  2.37%*   2.07%*    --







    $191,060    0.60%*  0.63%* 4.57%*   4.54%*   8.46%

    $134,563    0.59%   0.66%  4.66%    4.59%   40.66%
      95,675    0.55%   0.72%  4.96%    4.79%   36.05%
     127,509    0.53%   0.71%  4.65%    4.47%   58.39%
     122,649    0.55%   0.69%  4.79%    4.65%   63.04%
      63,210    0.55%   0.71%  5.56%    5.40%   61.56%
      36,699    0.55%   0.78%  6.18%    5.95%  111.82%
      12,781    0.55%*  0.90%* 6.63%*   6.28%*  63.45%

    $  9,106    0.56%*  1.36%* 5.80%*   5.00%* 352.00%

FINANCIAL HIGHLIGHTS (concluded)
================================================================================

SEI TAX EXEMPT TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                      NET REALIZED
                                                           AND
                                                         UNREALIZED
                                                           GAIN
                  INVESTMENT                            (LOSS) ON
           NET    ACTIVITIES           DISTRIBUTIONS      INVEST-  NET
          ASSET   ---------- ----------------------------  MENTS  ASSET
          VALUE      NET         NET       NET     TOTAL  CAPITAL VALUE,
        BEGINNING INVESTMENT INVESTMENT REALIZED DISTRI-   TRANS- END OF  TOTAL
        OF PERIOD   INCOME      INCOME    GAIN    BUTIONS ACTIONS PERIOD  RETURN
---------------------------------------------------------------------------------

-------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO (CONTINUED)
-------------------------------------------------

  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:

  1996(12) $10.59   $0.38     $(0.41)    --    $(0.41) $(0.10) $10.46     3.22%*
  1995      10.36    0.48      (0.48)    --     (0.48)   0.23   10.59     7.11%
  1994(9)** 10.90    0.45      (0.42) $(0.06)   (0.48)  (0.51)  10.36    (0.93%)

--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997     $10.48  $0.27      $(0.27) $(0.20)   $(0.47)$  0.21  $10.49    4.59%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996     $10.66  $0.55      $(0.59)    --     $(0.59) $(0.14) $10.48    3.96%
  1995      10.52   0.55       (0.55)    --      (0.55)   0.14   10.66    6.81%
  1994      10.94   0.53       (0.53)    --      (0.53)  (0.42)  10.52    1.14%
  1993      10.59   0.55       (0.55) $(0.01)    (0.56)   0.36   10.94    8.91%
  1992      10.29   0.57       (0.57)  (0.01)    (0.58)   0.31   10.59    8.89%
  1991       9.95   0.60       (0.60) (0.003)    (0.60)   0.34   10.29    9.80%
  1990(1)    9.98   0.34       (0.34)    --      (0.34)  (0.03)   9.95    3.12%+
  FOR THE YEARS ENDED JANUARY 31,:
  1990(10) $10.00  $0.28      $(0.23)$(0.001)   $(0.23) $(0.07)  $9.98    2.11%+


--------------------------------
KANSAS TAX FREE INCOME PORTFOLIO
--------------------------------

  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1997     $10.51  $0.27      $(0.28)    --     $(0.28)$  0.14  $10.64    3.94%+
  FOR THE YEARS ENDED AUGUST 31,:
  1996     $10.63  $0.56      $(0.56)    --     $(0.56) $(0.12) $10.51    4.23%
  1995      10.47   0.57       (0.57)    --      (0.57)   0.16   10.63    7.23%
  1994      10.91   0.57       (0.57) $(0.02)    (0.59)  (0.42)  10.47    1.41%
  1993      10.50   0.58       (0.58)  (0.05)    (0.63)   0.46   10.91   10.38%
  1992      10.13   0.60       (0.59)  (0.01)    (0.60)   0.37   10.50    9.78%
  1991(11)  10.00   0.42       (0.37)    --      (0.37)   0.08   10.13    5.12%+





                                        RATIO
                               RATIO    OF NET
                                 OF     INVEST-
                                NET      MENT
            RATIO   RATIO OF   INVEST-   INCOME
              OF   EXPENSES TO  MENT      TO
    NET    EXPENSES  AVERAGE   INCOME   AVERAGE   PORT-
   ASSETS,    TO   NET ASSETS    TO    NET ASSETS FOLIO
    END    AVERAGE  EXCLUDING  AVERAGE EXCLUDING  TURN-
 OF PERIOD   NET      FEE       NET      FEE      OVER
   (000)    ASSETS  WAIVERS    ASSETS  WAIVERS    RATE
----------------------------------------------------







          --    0.98%* 1.08%*  4.26%*  4.16%*   40.66%
$        548    0.95%  1.12%   4.57%   4.40%    36.05%
       1,105    0.93%* 1.07%*  4.34%*  4.20%*   58.39%







$     100,141   0.48%* 0.61%* 5.13%*  5.00%*    17.37%

$      97,228   0.48%  0.65%  5.15%   4.98%     65.75%
      104,094   0.48%  0.72%  5.21%   4.97%     22.62%
      125,081   0.47%  0.71%  4.90%   4.66%     25.13%
      153,808   0.48%  0.70%  5.15%   4.93%     15.26%
      114,461   0.48%  0.72%  5.52%   5.28%     10.54%
       83,054   0.50%  0.73%  5.98%   5.75%     19.17%
       64,531   0.60%* 0.80%* 5.88%*  5.68%*    20.35%

$      53,042   0.60%* 0.86%* 6.05%*  5.79%*    10.00%








$      80,250   0.21%*  0.51%* 5.25%*  4.95%*    5.80%

$      72,066   0.21%   0.51%  5.31%   5.01%    12.71%
       65,834   0.21%   0.51%  5.47%   5.17%    17.60%
       62,346   0.21%   0.54%  5.36%   5.03%    10.57%
       58,197   0.21%   0.51%  5.56%   5.26%    23.04%
       45,609   0.22%   0.52%  5.87%   5.57%    12.69%
       29,242   0.31%*  0.61%* 5.85%*  5.55%*   21.82%



 *  ANNUALIZED.
**  TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
*** ON MAY 1, 1996, CLASS C SHARES WERE REDESIGNATED CLASS G SHARES.
 +  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 1. IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST
    FROM JANUARY 31 TO AUGUST 31.
 2. THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
 3. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS A COMMENCED OPERATIONS ON
    MAY 14, 1990.
 4. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS G COMMENCED OPERATIONS ON
    MAY 11, 1994.
 5. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON OCTOBER 15, 1990.
 6. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.
 7. THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS A COMMENCED OPERATIONS ON JANUARY 21, 1994.
 8. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON SEPTEMBER 5, 1989.
 9. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS D COMMENCED OPERATIONS ON SEPTEMBER 28, 1993.
10. THE PENNSYLVANIA MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 14, 1989.
11. THE KANSAS TAX FREE INCOME PORTFOLIO--CLASS A COMMENCED OPERATIONS ON DECEMBER 10, 1990.
12. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED ON JUNE 30, 1996.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)


1. ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
   The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Portfolio, the Kansas Tax Free Income Portfolio, the California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio (collectively "the Fixed Income Portfolios"). The California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio had not commenced operations as of February 28, 1997. The Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class G. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
SECURITY VALUATION -- Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
The market value for each security for each Fixed Income Portfolio is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal, and the Pennsylvania Municipal Portfolios. Distributions from net investment income are declared each month and paid on the tenth day of the following

================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)

month for the Kansas Tax Free Income Portfolio. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Portfolios at least annually.


3. TRANSACTIONS WITH AFFILIATES
The Trust and SEI Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of
 .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Portfolios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .24% of the average daily net asset value of the Intermediate-Term Municipal Portfolio, .35% each of the average daily net asset value of the Pennsylvania Municipal and .15% of the average daily net asset value of the Kansas Tax Free Income Portfolio. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Portfolio will not exceed certain annual expense limitations.
   For the period September 1, 1995 to April 30, 1996, SEI Financial Services Company ("SFS"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SFS for certain distribution-related expenses incurred by SFS.
   Effective May 1, 1996, SFS (the "Distributor") continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class G shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class G, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Portfolios are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution for its Class D and Class G shares pursuant to which a 12b-1 fee of up to .25% and .50%, respectively, of the average daily net assets attributable to that particular class of Class D and Class G shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
    Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Bond Portfolio. Commencing April 16, 1996, SEI Financial Management Corporation ("SFM") was appointed as the Investment Adviser of the Intermediate-Term Municipal Portfolio. For its services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolios average daily net assets.

Sub-Advisory services are provided to SFM for Intermediate-Term Municipal Portfolio by SAW pursuant to a sub-advisory agreement dated April 16, 1996. Under the terms of such agreement, SAW is entitled to receive a fee from SFM. For its services, SAW receives a monthly fee equal to an annual rate of .18% of the daily net assets up to $125 million and .15% of such assets in excess of $125 million. SFM is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
    Morgan Grenfell Capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfolio.
    Under an Investment Advisory Agreement dated December 7, 1990, INTRUST
Bank, N.A. in Wichita serves as the Investment Adviser on behalf of the Kansas Tax Free Income Portfolio. For its services INTRUST Bank is entitled to receive a monthly fee equal to an annual rate of .30% of the average daily net assets of the Portfolio. INTRUST Bank has voluntarily agreed to waive the full amount of their fee in order to limit operating expenses. The Manager has voluntarily agreed to waive a portion of its fee in order to limit operating expenses of the Kansas Tax Free Income Portfolio.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the six months ended February 28, 1997, were as follows:

                        INTERMEDIATE-                       KANSAS
                            TERM         PENNSYLVANIA      TAX FREE
                          MUNICIPAL       MUNICIPAL        INCOME
                          PORTFOLIO        PORTFOLIO       PORTFOLIO
                            (000)           (000)            (000)
                         ----------      -----------      ----------
Purchases                 $61,637          $16,168         $11,958
Sales                      12,636           19,936           4,230

    Subsequent to October 31, 1995, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1997. The Portfolios also had capital loss carryforwards at August 31, 1996, as follows:

                    CAPITAL
                     LOSS
                  CARRYOVER
                   AUGUST 31,        EXPIRES       EXPIRES         EXPIRES
PORTFOLIO             1996             2002          2003            2004
--------         --------------     ----------    ----------      ----------
Tax Free
   Portfolio      $    17,501         $17,408     $       93       $      --
Intermediate-
   Term
   Municipal
   Portfolio        1,163,939              --        927,882         236,057
Pennsylvania
   Municipal
   Portfolio               --              --             --              --
Pennsylvania
   Tax Free
   Portfolio               --              --             --              --
Kansas Tax
   Free
   Income
   Portfolio            3,335              --          3,335              --

                             POST                      CAPITAL LOSS
                          OCTOBER 31,                    UTILIZED
                             1995              NET      DURING THE
                           DEFERRED          CAPITAL      CURRENT       WASH
PORTFOLIO                   LOSSES           LOSSES         YEAR       SALES
---------------------   ----------------   ----------   ----------    -------
Tax Free Portfolio          $    --        $   17,501     $13,466     $    --
Intermediate-
   Term
   Municipal
   Portfolio                     --         1,163,939          --          --
Pennsylvania
   Municipal
   Portfolio                     --                --     330,838      14,228
Pennsylvania
   Tax Free
   Portfolio                 13,628                --          --          --
Kansas Tax
   Free
   Income
   Portfolio                     --             3,335      14,967          --

================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)


    For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.
    The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 28, 1997, for each Portfolio are as follows:

                             INTERMEDIATE-                    KANSAS
                                 TERM        PENNSYLVANIA    TAX FREE
                               MUNICIPAL       MUNICIPAL     INCOME
                               PORTFOLIO       PORTFOLIO    PORTFOLIO
                                 (000)            (000)        (000)
                               ----------      ----------    --------
Aggregate gross unrealized
   appreciation                  $3,087          $2,067       $2,204
Aggregate gross unrealized
   depreciation                    (253)           (166)        (200)
                                 ------          ------       ------
Net unrealized appreciation
   (depreciation)                $2,834          $1,901       $2,004
                                 ======          ======       ======


6. LINE OF CREDIT
The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 112% of such borrowings which may not exceed 10% of the Portfolios' total assets.

7. CONCENTRATION OF CREDIT RISK
The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
    The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At February 28, 1997, the percentage of portfolio investments by each revenue source were as follows:

                                                        CALIFORNIA
                                          TAX FREE      TAX EXEMPT
                                         PORTFOLIO      PORTFOLIO
                                         ----------     ----------
Revenue Bonds:
   Education Revenue                       14.80%          9.40%
   Health Care Facilities                  13.80%          9.90%
   Housing Facilities                      12.10%         20.20%
   Industrial Development                  21.10%          7.60%
   Lease Rental Bonds                         --           0.60%
   Pollution Control                        2.60%          1.50%
   Public Facility                          6.00%          8.10%
   Resource Recovery                         .50%            --
   Transportation                           1.90%          5.90%
   Utility Revenue                          1.20%          4.70%
General Obligation                          6.00%          5.80%
Tax Exempt Commercial Paper                 1.90%          0.90%
Anticipation Notes:
   Bond                                     2.50%            --
   Revenue                                  1.30%          2.60%
   Tax                                      2.00%            --
   Tax & Revenue                            4.20%         12.50%
Other                                       8.10%         10.30%
                                         --------       --------
     Total                                 100.0%         100.0%
                                         ========       ========
56

                                                         Intermediate-
                            Institutional  Pennsylvania      Term
                               Tax Free     Tax Free      Municipal
                               Portfolio    Portfolio     Portfolio
                               ---------    ---------     ---------
Revenue Bonds:
   Education Revenue            12.80%        14.00%         11.00%
   Health Care Facilities       12.60%        12.70%         15.10%
   Housing Facilities           16.60%         4.80%          9.10%
   Industrial Development       15.60%        17.70%          4.80%
   Lease Rental Bonds              --            --             --
   Pollution Control             1.60%         8.00%          1.70%
   Public Facility               6.10%         0.30%          9.40%
   Resource Recovery               --            --            .80%
   Transportation                 .70%         3.30%          7.00%
   Utility Revenue               2.30%         3.80%         14.70%
General Obligation               4.00%         5.90%         23.40%
Tax Exempt Commercial Paper      1.60%         4.10%            --
Anticipation Notes:
   Bond                          2.90%           --             --
   Revenue                       1.50%         3.00%            --
   Tax                           2.30%         3.80%            --
   Tax & Revenue                 4.10%        11.70%            --
Other                           15.30%         6.90%         3.000%
                               -------       -------        -------
     Total                      100.0%        100.0%         100.0%
                               =======       =======        =======

                                                      Kansas
                                       Pennsylvania  Tax Free
                                         Municipal    Income
                                         Portfolio   Portfolio
                                         ---------   ---------
Revenue Bonds:
   Education Revenue                       20.10%       1.80%
   Health Care Facilities                  29.90%       7.20%
   Housing Facilities                       9.80%       4.80%
   Industrial Development                  16.00%       4.20%
   Lease Rental Bonds                       1.10%         --
   Pollution Control                          --        3.20%
   Public Facility                          1.60%       4.10%
   Resource Recovery                         .10%         --
   Transportation                            .10%       4.40%
   Utility Revenue                         11.00%      16.50%
General Obligation                          6.00%      52.80%
Tax Exempt Commercial Paper                   --          --
Anticipation Notes:
   Bond                                       --          --
   Revenue                                    --          --
   Tax                                        --          --
   Tax & Revenue                              --          --
Other                                       4.30%       1.00%
                                         --------     ------
     Total                                 100.0%      100.0%
                                         ========     ======

    Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At February 28, 1997, the percentage of the Portfolios' investments that were insured and the percentage of the Portfolios' investments that had credit enhancements were as follows:

                                                     Credit
                                         Insured  Enhancements
                                        -------   ------------
Tax Free Portfolio                        21.10%    51.15%
California Tax Exempt Portfolio           27.03%    49.67%
Institutional Tax Free Portfolio          19.31%    51.32%
Pennsylvania Tax Free Portfolio           19.29%    42.55%
Intermediate-Term
   Municipal Portfolio                    44.13%     1.00%
Pennsylvania Municipal Portfolio          40.64%     2.95%
Kansas Tax Free Income Portfolio          29.66%    68.24%

8. SUBSEQUENT EVENT
On September 16, 1996 the Board of Trustees of the SEI Trust approved the reorganization of the SEI Kansas Tax Free Income Portfolio (SEI Kansas Portfolio). All of the assets and stated liabilities of the SEI Kansas Portfolio will transfer to the INTRUST Kansas Tax Exempt Bond Fund in what is expected to be a tax free reorganization. The reorganization is expected to occur in May 1997, subject to shareholder approval. The expenses incurred in connection with entering into and carrying out the provisions of the Reorganization Agreement will be paid by INTRUST.

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1997 (UNAUDITED)

9. SHARE TRANSACTIONS (000):


                                               ----------------------      ---------------------   ---------------------
                                                                                                      INSTITUTIONAL
                                                          TAX                  CALIFORNIA                  TAX
                                                         FREE                  TAX EXEMPT                 FREE
                                                       PORTFOLIO                PORTFOLIO               PORTFOLIO
                                               ----------------------   ----------------------   ---------------------
                                                   1997       1996          1997       1996         1997        1996
                                                  ------      ------       ------     ------        ------     ------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                 887,206    1,426,417      168,653    232,581     2,627,504  4,958,411
   Shares Issued in Lieu of Cash Distributions       362          357           15         55           259        776
   Shares Redeemed                              (819,776)  (1,464,041)    (162,066)  (218,860)   (2,429,156)(4,912,703)
                                                 -------    ---------      -------    -------     ---------  ---------
   Total Class A Transactions                     67,792      (37,267)       6,602     13,776       198,607     46,484
                                                 -------    ---------      -------    -------     ---------  ---------
   Class B:
   Shares Issued                                      --           --           --         --        28,412     69,063
   Shares Issued in Lieu of Cash Distributions        --           --           --         --            36         58
   Shares Redeemed                                    --           --           --         --       (23,393)   (70,053)
                                                 -------    ---------      -------    -------     ---------  ---------
   Total Class B Transactions                         --           --           --         --         5,055       (932)
                                                 -------    ---------      -------    -------     ---------  ---------
   Class C:
   Shares Issued                                      --           --           --         --        43,696     82,543
   Shares Issued in Lieu of Cash Distributions        --           --           --        --             --        --
   Shares Redeemed                                    --           --           --         --       (58,714)   (63,337)
                                                 -------    ---------      -------    -------     ---------  ---------
   Total Class C Transactions                         --           --           --         --       (15,018)    19,206
                                                 -------    ---------      -------    -------     ---------  ---------
   Class D (1):
   Shares Issued                                       1        1,615      401,077         --            --         --
   Shares Issued in Lieu of Cash Distributions        --           --        4,428         --            --        --
   Shares Redeemed                                    (6)      (1,881)    (363,849)        --            --         --
                                                 -------    ---------      -------    -------     ---------  ---------
   Total Class D Transactions                         (5)        (266)      41,656         --            --         --
                                                 -------    ---------      -------    -------     ---------  ---------
   Class G (2):
   Shares Issued                                      --           --           --    744,985            --         --
   Shares Issued in Lieu of Cash Distributions        --           --           --      8,087            --        --
   Shares Redeemed                                    --           --           --   (730,352)           --         --
                                                 -------    ---------      -------    -------     ---------  ---------
   Total Class G Transactions                         --           --           --     22,720            --         --
                                                 -------    ---------      -------    -------     ---------  ---------
   Increase (Decrease) in Capital Shares          67,787      (37,533)      48,258     36,496       188,644     64,758
                                                 =======    =========      =======    =======     =========  =========


                -----------------------   ---------------------   ---------------------   ------------------------
                     PENNSYLVANIA             INTERMEDIATE-                                      KANSAS
                          TAX                     TERM                PENNSYLVANIA              TAX FREE
                         FREE                   MUNICIPAL               MUNICIPAL                INCOME
                       PORTFOLIO                PORTFOLIO               PORTFOLIO               PORTFOLIO
               ------------------------   --------------------   ---------------------   ------------------------
                   1997       1996          1997       1996         1997       1996         1997        1996
                  ------     -------       ------     ------       ------     ------       ------     ------



                  108,796    209,781       6,751       6,976        1,144      1,365        1,107      1,719
                        3         60         145         129           31         16           --         --
                 (118,855)  (192,915)     (1,876)     (3,269)        (902)    (1,869)        (423)    (1,057)
                  -------    -------       -----       -----        -----      -----        -----      -----
                  (10,056)    16,926       5,020       3,836          273       (488)         684        662
                  -------    -------       -----       -----        -----      -----        -----      -----

                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----

                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----

                       --         --          --          --           --         --           --         --
                       --         --          --           1           --         --           --         --
                       --         --          --         (53)          --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----
                       --         --          --         (52)          --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----

                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----
                       --         --          --          --           --         --           --         --
                  -------    -------       -----       -----        -----      -----        -----      -----
                  (10,056)    16,926       5,020       3,784          273       (488)         684        662
                  =======    =======       =====       =====        =====      =====        =====      =====




   (1) ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.
   (2) ON MAY 1, 1996, CALIFORNIA TAX EXEMPT PORTFOLIO CLASS C SHARES WERE REDESIGNATED TO CLASS G SHARES.

   Amounts designated as "--" are either $0 or have been rounded to $0.

58 & 59

NOTES

======================
SEI TAX EXEMPT TRUST
======================
SEMI-ANNUAL REPORT
======================
February 28, 1997

Robert A. Nesher
Chairman
TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.
OFFICERS
David G. Lee
President and Chief Executive Officer
Todd Cipperman
Vice President, Assistant Secretary
Joseph Lydon
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Barbara A. Nugent
Vice President, Assistant Secretary
Marc H. Cahn
Vice President, Assistant Secretary
Stephen G. Meyer
Controller, Chief Financial Officer
Richard W. Grant
Secretary
John H. Grady, Jr.
Assistant Secretary
INVESTMENT ADVISERS
INTRUST Bank, NA:
Kansas Tax Free Income Portfolio
Morgan Grenfell Capital Management Incorporated
Pennsylvania Municipal Portfolio
SEI Financial Management Corporation:
Intermediate-Term Municipal Portfolio
Weiss, Peck & Greer L.L.C.:
Tax Free Portfolio
California Tax Exempt Portfolio
Institutional Tax Free Portfolio
Pennsylvania Tax Free Portfolio
MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management
DISTRIBUTOR
SEI Financial Services Company
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1BULLET800ODIALBULLETSEI/1BULLET800BULLET342BULLET5734

[SEI LOGO]
Financial
Services
Company
Oaks, PA 19456
800-DIAL-SEI/800-342-5734
SEI-F-090-04